SEMI-ANNUAL
 ................................................................................

FINANCIAL REPORT

 ................................................................................

STI CLASSIC FUNDS

 ................................................................................

A Family of Mutual Funds

 ................................................................................




November 30, 1997
STI CLASSIC FUNDS

Dear STI Classic Trust Shareholder:

As of November 30, 1997, your STI Classic Funds' (the "Funds") assets totaled $10.2 billion or 18.6% more than the $8.6 billion reported to you as of May 31, 1997, the Fund's fiscal year end.

The attainment of $10 billion in assets, which was reached during the third quarter of 1997, was a milestone achievement for the STI Classic Funds. Compound annual asset growth for the funds since May, 1992 has been 55.3%.

The U.S. economic expansion is approaching seven years in length and investors are currently concerned about how the crisis in southeast Asia will impact the U.S. economy. As a result, many stocks have corrected from previous high levels. However, we believe that the domestic economy remains solid with manageable growth and low inflation.

U.S. bonds have rallied with long-term interest rates falling over one full percent since early 1997.

Despite a variety of uncertainties, the advisors to the STI Classic Funds believe that the Funds are well positioned for 1998 based on high quality investments, and a time tested and disciplined investment management approach.

                                            Sincerely,
                                            /S/ SIGNATURE
                                            Anthony R. Gray
                                            President, Chief Investment Officer
                                            STI Capital Management, N.A.

                                            /S/ SIGNATURE
                                            Douglas S. Phillips, CFA
                                            President, Chief Investment Officer
                                            Trusco Capital Management, Inc.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

VALUE INCOME STOCK FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
COMMON STOCKS (92.9%)
BASIC MATERIALS (16.1%)
   Allegheny Teledyne                 762,200  $    19,627
   Armstrong World Industries          92,000        6,342
   B.F. Goodrich                      573,000       25,499
   Consolidated Papers                286,700       15,446
   Cyprus AMAX Minerals               819,400       15,005
   Eastman Chemical                   322,700       19,483
   Engelhard                        1,110,600       19,783
   Freeport-McMoran Copper &
     Gold, Cl B                       767,100       16,061
   Georgia Pacific                    226,800       19,363
   Hercules                           444,900       21,605
   Imperial Chemical Industries       150,900        8,969
   International Flavors & Fragrances 389,400       18,764
   Nalco Chemical                     482,300       18,719
   PPG Industries                     101,300        5,869
   Reynolds Metals                    491,700       27,996
   Union Camp                         334,300       20,079
   Weyerhaeuser                       389,800       20,586
   Worthington Industries             746,400       13,529
                                               -----------
                                                   312,725
                                               -----------
CAPITAL GOODS (13.6%)
   AMP                                464,700       20,185
   Cooper Industries                  374,800       19,349
   Federal Signal                     603,100       13,117
   Foster Wheeler                     218,800        6,742
   General Signal                     457,200       18,659
   Mallinckrodt                       797,700       29,515
   National Service Industries        416,400       19,493
   Pall                             1,175,800       24,839
   Rockwell International             423,500       20,646
   Tecumseh Products, Cl A            308,300       15,184
   Tenneco                            874,100       37,859
   Thomas & Betts                     544,900       24,725
   Tomkins ADR                        694,300       14,363
                                               -----------
                                                   264,676
                                               -----------

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
COMMUNICATION SERVICES (4.8%)
   Alltel                             524,800  $    20,861
   BellSouth                          360,300       19,726
   Frontier                           616,100       15,094
   GTE                                456,900       23,102
   Southern New England
     Telecommunications               335,500       15,433
                                               -----------
                                                    94,216
                                               -----------
CONSUMER CYCLICALS (14.9%)
   Albertson's                        454,400       20,164
   American Greetings, Cl A           565,800       20,793
   Dana                               175,900        8,223
   Echlin                             637,800       20,210
   Genuine Parts                      622,100       19,907
   H & R Block                        536,200       21,984
   ITT Industries                   1,202,300       38,173
   J.C. Penney                        415,200       26,677
   May Department Stores              532,100       28,600
   McGraw-Hill                        286,300       19,594
   Mercantile Stores                  150,300        9,713
   Sears Roebuck                      501,700       22,984
   Shaw Industries                  1,339,600       14,736
   TRW                                340,800       19,340
                                               -----------
                                                   291,098
                                               -----------
CONSUMER STAPLES (14.0%)
   Anheuser Busch                     487,600       21,058
   CPC International                  195,700       20,231
   Crown Cork & Seal                  652,400       31,845
   Food Lion, Cl A                  1,863,500       15,723
   Giant Food, Cl A                   309,900       10,459
   Hormel Foods                       504,100       15,375
   Kelly Services, Cl A               171,800        4,961
   Kimberly Clark                     655,200       34,111
   McCormick                          530,400       14,056
   Philip Morris                      478,200       20,802
   R.R. Donnelley & Sons              588,600       20,748

================================================================================
                                                                     (UNAUDITED)
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
   Rubbermaid                         992,600  $    24,071
   Sonoco Products                    592,900       19,455
   Whitman                            740,000       19,471
                                               -----------
                                                   272,366
                                               -----------
ENERGY (6.7%)
   Amoco                              325,800       29,322
   Kerr-McGee                         352,700       23,388
   Mobil                              402,700       28,969
   Scana                              748,000       20,664
   Unocal                             685,500       27,291
                                               -----------
                                                   129,634
                                               -----------
FINANCIALS (10.7%)
   American Financial Group           404,800       14,699
   American General                   397,500       21,415
   AmSouth Bancorp                    233,850       12,175
   BankBoston                         125,900       11,221
   Beneficial                         260,100       20,190
   Crestar Financial                  243,300       12,500
   First American Bank                191,100       11,227
   First American of Tennessee        176,700        8,747
   Hibernia, Cl A                     763,700       13,842
   Magna Group                        273,000       10,920
   Safeco                             410,200       20,049
   Summit Bancorp                     239,281       11,157
   TIG Holdings                       429,600       13,828
   Union Planters                     250,700       15,481
   Willis Corroon Public Limited      978,900       10,462
                                               -----------
                                                   207,913
                                               -----------
HEALTH CARE (4.2%)
   American Home Products             281,600       19,677
   C.R. Bard                          707,700       21,187
   Pharmacia Upjohn ADR             1,231,100       41,550
                                               -----------
                                                    82,414
                                               -----------
TRANSPORTATION (1.0%)
   Illinois Central                   544,600       19,640
                                               -----------

------------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000) VALUE (000)
------------------------------------------------------------
UTILITIES (6.9%)
   Enron                              991,800  $    38,432
   Pacificorp                       1,326,900       30,933
   Questar                            369,300       14,472
   Sonat                              574,700       25,035
   Southern                         1,069,500       25,668
                                               -----------
                                                   134,540
                                               -----------
Total Common Stocks
     (Cost $1,635,689)                           1,809,222
                                               -----------
REPURCHASE AGREEMENTS (6.2%)
   Deutsche Bank
     5.71%, dated 11/28/97, matures
     12/01/97, repurchase price
     $58,141,702 (collateralized by
     various FHLMC, FNMA, and
     GNMA obligations:
     total market
     value $59,277,117)                58,114       58,114
   Salomon Brothers
     5.71%, dated 11/28/97, matures
     12/01/97, repurchase price
     $62,514,217 (collateralized by
     various FHLMC and FNMA
     obligations: total market
     value $64,136,537)                62,485       62,485
                                               -----------
Total Repurchase Agreements
     (Cost $120,599)                               120,599
                                               -----------

Total Investments (99.1%)
   (Cost $1,756,288)                             1,929,821
                                               -----------
OTHER ASSETS AND LIABILITIES, NET (0.9%)            18,406
                                               -----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

VALUE INCOME STOCK FUND--CONCLUDED
------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value)
     based on 109,480,641 outstanding
     shares of beneficial interest              $1,184,991
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value)
     based on 12,323,222 outstanding
     shares of beneficial interest                 136,720
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)
     based on 7,882,114 outstanding shares of
     beneficial interest                           104,512
   Undistributed net investment income               6,360
   Accumulated net realized gain
     on investments                                342,111
   Unrealized appreciation on investments          173,533
                                                ----------
Total Net Assets (100.0%)                       $1,948,227
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $    15.03
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares               $    15.00
                                                ==========
Maximum Offering Price Per Share --
     Investor Shares ($15.00 / 96.25%)          $    15.58
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)         $    14.91
                                                ==========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

MID-CAP EQUITY FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
COMMON STOCKS (95.5%)
CAPITAL GOODS (20.4%)
   Allied Waste Industries*           398,300  $     8,713
   Danka Business Systems ADR         156,800        5,762
   Fisher Scientific International     86,500        4,152
   Herman Miller                       81,700        4,146
   Hubbell, Cl B                      114,040        5,182
   Perkin Elmer                        67,800        4,716
   Philip Services*                   330,900        5,232
   Sawtek*                            245,200        7,141
   Solectron*                         212,000        7,725
   Sundstrand                         131,100        6,727
   U.S. Filter*                       430,300       13,501
   Watsco                             145,700        3,788
                                               -----------
                                                    76,785
                                               -----------
COMMUNICATION SERVICES (2.0%)
   LCI International*                 268,400        7,398
                                               -----------
CONSUMER CYCLICALS (15.3%)
   Barnes & Noble*                    104,200        3,224
   Bed Bath & Beyond*                 116,000        3,871
   Dollar General                     180,250        6,782
   Harley-Davidson                    275,700        7,289
   International Speedway*            176,500        3,773
   Office Depot*                      213,200        5,037
   Ralph Lauren*                      223,800        6,043
   Royal Caribbean Cruises            110,100        5,285
   Saks Holdings*                     224,300        5,299
   Staples*                           167,600        4,724
   West Marine*                       303,900        6,382
                                               -----------
                                                    57,709
                                               -----------
CONSUMER STAPLES (13.0%)
   BJ's Wholesale Club*               184,000        5,359
   Cracker Barrel Old
     Country Stores                   228,300        7,306
   Dial                               297,300        5,760
   Hannaford Brothers                 103,500        4,159
   Interstate Bakeries                152,200        5,260

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
   Papa John's International*         189,300  $     6,294
   Samsonite                          262,400        9,512
   Wendy's International              248,600        5,221
                                               -----------
                                                    48,871
                                               -----------
ENERGY (6.1%)
   Anadarko Petroleum                 112,900        7,338
   Enserch Exploration*               526,500        4,409
   Valero Energy                      170,600        5,353
   Western Atlas*                      85,100        5,920
                                               -----------
                                                    23,020
                                               -----------
FINANCIALS (10.3%)
   Colonial Bancgroup                 123,400        3,748
   First Security                     184,775        6,259
   Hartford Life, Cl A                209,400        8,036
   Hibernia, Cl A                     247,100        4,479
   North Fork Bancorporation          126,600        3,845
   PMI Group                           81,300        5,285
   Regions Financial                   75,700        2,924
   Union Planters                      66,700        4,119
                                               -----------
                                                    38,695
                                               -----------
HEALTH CARE (11.8%)
   Acuson Corp*                       349,900        6,670
   Allergan                           112,200        3,801
   Biogen*                            176,400        6,174
   DePuy*                             136,500        3,549
   Jones Medical Industries           149,300        4,927
   Medpartners*                       209,100        5,175
   Teva Pharmaceuticals ADR            72,200        3,574
   Vencor*                            138,200        3,351
   Watson Pharmaceuticals*            245,400        7,301
                                               -----------
                                                    44,522
                                               -----------
TECHNOLOGY (15.6%)
   ADC Telecommunications*            218,000        8,107
   Atmel*                             171,700        3,853

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

MID-CAP EQUITY FUND--CONCLUDED
------------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000) VALUE (000)
------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Ceridian*                           98,600  $     4,326
   Fiserv*                            135,200        6,557
   Flextronics International*         213,200        8,528
   Kemet*                             226,900        5,361
   McAfee Associates*                 153,300        7,013
   Network General*                   219,200        4,137
   Teradyne*                          323,500       10,615
                                               -----------
                                                    58,497
                                               -----------
UTILITIES (1.0%)
   Southwest Gas                      210,800        3,926
                                               -----------
Total Common Stocks
     (Cost $325,093)                               359,423
                                               -----------
CONVERTIBLE BONDS (3.2%)
   Lam Research, CV to
     11.3935 Shares (B)
     5.000%,  09/01/02                 $5,240        4,402
   Mark IV Industries, CV to
     30.4762 Shares, Callable
     11/03/00 @ 102.375 (B)
     4.750%,  11/01/04                  4,275        4,008
   Vantive, CV to 23.8500 Shares,
     Callable 09/06/00 @ 101.9
     4.750%,  09/01/02                  3,920        3,616
                                               -----------
Total Convertible Bonds
     (Cost $13,454)                                 12,026
                                               -----------
REPURCHASE AGREEMENT (1.9%)
   Deutsche Bank
     5.70%, dated 11/28/97, matures
     12/01/97, repurchase price
     $7,084,784 (collateralized
     by US Treasury Notes: market
     value $7,223,423)                  7,081        7,081
                                               -----------
Total Repurchase Agreement
     (Cost $7,081)                                   7,081
                                               -----------

------------------------------------------------------------
                                                VALUE (000)
------------------------------------------------------------
Total Investments (100.6%)
   (Cost $345,628)                                $378,530
                                               -----------
OTHER ASSETS AND LIABILITIES, NET (-0.6%)           (2,294)
                                               -----------

NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value)
     based on 23,086,461 outstanding
     shares of beneficial interest                 259,419
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value)
     based on 1,554,953 outstanding shares
     of beneficial interest                         17,450
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)
     based on 966,336 outstanding shares of
     beneficial interest                            12,304
   Accumulated net operating loss                     (514)
   Accumulated net realized gain
     on investments                                 54,675
   Net unrealized appreciation
     on investments                                 32,902
                                               -----------
Total Net Assets (100.0%)                         $376,236
                                               ===========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $  14.71
                                               ===========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                 $  14.63
                                               ===========
Maximum Offering Price Per Share --
     Investor Shares ($14.63 / 96.25%)            $  15.20
                                               ===========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)           $  14.44
                                               ===========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

SMALL CAP EQUITY FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
COMMON STOCKS (97.3%)
BASIC MATERIALS (9.4%)
   Columbus McKinnon                   93,400   $    2,183
   Commonwealth Industries            184,100        3,061
   General Chemical Group             175,400        4,834
   H. B. Fuller                        96,700        4,738
   Jannock Limited                    242,900        2,945
   Lilly Industries
     Incorporated, Cl A               262,700        4,827
   Lukens                             172,500        2,889
   Texas Industries                    82,100        3,823
                                                ----------
                                                    29,300
                                                ----------
CAPITAL GOODS (17.2%)
   A.M. Castle                        155,700        3,639
   American Woodmark                  105,200        2,314
   DT Industries                      107,300        2,978
   Fluke                              135,600        3,221
   Kaman                              262,400        4,854
   Nash Finch                         125,200        2,348
   Regal Beloit                       338,300        9,198
   Toro                                75,200        3,318
   Valmont Industries                 161,200        3,506
   Watts Industries, Cl A             238,400        6,064
   Wausau Paper Mills                 143,800        3,083
   Zurn Industries                    275,100        9,422
                                                ----------
                                                    53,945
                                                ----------
CONSUMER CYCLICALS (27.9%)
   Ameron                              67,100        4,328
   Angelica                           205,700        4,423
   Belden                              95,100        3,150
   Brown Group                        306,900        4,968
   Bush Industries                    183,000        4,827
   Cross A.T., Cl A                   149,200        1,613
   Guilford Mills                     284,250        7,195
   Hardinge                            64,300        2,379
   Harman International               175,000        8,859
   K2                                 236,300        6,498

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
   Libbey                             184,200   $    7,276
   LSI Industries                     129,300        2,214
   Movado Group                       217,537        3,970
   Rock Tenn, Cl A                    153,500        3,108
   Smith (A.O.)                        75,100        3,196
   Sotheby's Holdings, Cl A           371,300        6,335
   Springs Industries, Cl A           131,600        6,638
   Standard Register                  184,900        6,333
                                                ----------
                                                    87,310
                                                ----------
CONSUMER STAPLES (12.3%)
   ABM Industries                     144,700        4,034
   Banta                              255,300        6,383
   Bowne & Company                     41,000        1,566
   Chemed                              54,700        2,140
   Earthgrains                         79,400        3,434
   Furon                               80,400        3,176
   Ingles Markets, Cl A               230,000        3,105
   John H. Harland                    291,600        6,032
   Universal Foods                    194,300        8,063
   York Group                          25,300          614
                                                ----------
                                                    38,547
                                                ----------
ENERGY (4.9%)
   Giant Industries                   339,300        6,235
   Quaker State                       597,100        9,180
                                                ----------
                                                    15,415
                                                ----------
FINANCIALS (9.5%)
   Banco Latinamericano
     de Exportaciones                 102,600        4,168
   Entertainment Properties Trust*    147,000        2,830
   Klamath First Bancorp              111,100        2,430
   Lawyers Title                       75,800        2,407
   National Bancorp of Alaska          21,700        2,604
   Seacoast Banking of Florida         51,300        1,783
   Stirling Cooke Brown Holdings*       5,000          121
   Student Loan                        35,100        1,751

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

SMALL CAP EQUITY FUND--CONCLUDED
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FINANCIALS--CONTINUED
   Westcorp                           182,000   $    3,094
   Westerfed Financial                166,300        3,918
   Willis Corroon Public Limited      435,800        4,658
                                                ----------
                                                    29,764
                                                ----------
HEALTH CARE (5.0%)
   Invacare                           101,900        2,356
   London International Group         246,800        3,208
   Vital Signs                        247,600        5,014
   West Company                       162,100        5,147
                                                ----------
                                                    15,725
                                                ----------
TECHNOLOGY (3.5%)
   Innovex                            116,700        2,684
   Interface                          276,600        8,298
                                                ----------
                                                    10,982
                                                ----------
TRANSPORTATION (4.8%)
   Knightsbridge Tankers Limited*     108,400        3,306
   Pittston Burlington                143,600        3,958
   Sea Containers                     214,700        6,723
   Western Star Truck Holdings         53,600        1,039
                                                ----------
                                                    15,026
                                                ----------
UTILITIES (2.8%)
   Northwest Natural Gas              123,850        3,468
   Nui                                 83,500        2,056
   TNP Enterprises                    105,300        2,896
   United Water Resources              14,900          268
                                                ----------
                                                     8,688
                                                ----------
Total Common Stocks
     (Cost $284,947)                               304,702
                                                ----------
PREFERRED STOCK (1.6%)
BASIC MATERIALS (1.6%)
   Coeur D'Alene Mines,
     CV to 0.8260 Share,
     Callable 03/15/99 @ 21.622       368,000        4,853
                                                ----------
Total Preferred Stock
     (Cost $6,118)                                   4,853
                                                ----------

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENT (1.3%)
   Deutsche Bank
     5.70%, dated 11/28/97, matures
     12/01/97, repurchase price
     $4,076,493 (collateralized by
     FHLMC obligations: market
     value $4,156,049)                 $4,075   $    4,075
                                                ----------
Total Repurchase Agreement
     (Cost $4,075)                                   4,075
                                                ----------
Total Investments (100.2%)
   (Cost $295,140)                                 313,630
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)             (523)
                                                ----------

NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value)
     based on 23,347,332 outstanding
     shares of beneficial interest                 260,901
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)
     based on 1,366,192 outstanding shares of
     beneficial interest                            16,970
   Undistributed net investment income                 623
   Accumulated net realized gain
     on investments                                 16,123
   Net unrealized appreciation
     on investments                                 18,490
                                                ----------
Total Net Assets (100.0%)                         $313,107
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $  12.67
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)           $  12.63
                                                ==========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

CAPITAL GROWTH FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
COMMON STOCKS (85.4%)
BASIC MATERIALS (2.9%)
   Aluminum Company of America         92,200   $    6,200
   Betzdearborn                        63,300        3,853
   Corning                             52,300        2,219
   E.I. du Pont de Nemours             44,300        2,683
   Hercules                           131,300        6,376
   Imperial Chemical ADR               14,700          874
   Minnesota Mining &
     Manufacturing                     12,400        1,208
   Monsanto                            31,900        1,394
   Morton International               193,000        6,574
   Praxair                            368,100       16,173
                                                ----------
                                                    47,554
                                                ----------
CAPITAL GOODS (14.0%)
   Allied Signal                      652,600       24,228
   Allied Waste Industries*           112,500        2,461
   Avery Dennison                     156,100        6,537
   Boeing                              31,900        1,695
   Emerson Electric                   104,400        5,742
   Fisher Scientific International     60,600        2,909
   General Dynamics                    49,500        4,288
   General Electric                   657,200       48,468
   Honeywell                          239,800       15,707
   Hubbell, Cl B                       29,100        1,322
   Lockheed Martin                     75,300        7,346
   Molten Metal Technology*           243,500           84
   Nokia, Cl A ADR                     36,300        3,017
   Northrop Grumman                    10,000        1,127
   Rykoff-Sexton                       20,800          467
   Sunbeam                              2,000           88
   Sundstrand                         147,700        7,579
   Tenneco                             68,400        2,963
   Textron                            112,100        6,628
   Tyco International                 783,581       30,756

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CAPITAL GOODS--CONTINUED
   United Technologies                390,100  $    29,233
   USA Waste Services*                419,345       13,865
   U.S. Filter*                        56,900        1,785
   W.W. Grainger                      122,900       11,507
                                               -----------
                                                   229,802
                                               -----------
COMMUNICATION SERVICES (1.8%)
   BellSouth                           10,000          547
   Ericsson Telephone ADR             242,100        9,790
   MCI Communications                 351,700       15,453
   Northern Telecom                    37,800        3,395
                                               -----------
                                                    29,185
                                               -----------
CONSUMER CYCLICALS (12.2%)
   American Stores                    104,500        2,070
   Bed Bath & Beyond*                  43,000        1,435
   Carnival                           305,700       16,527
   Chrysler                            43,600        1,496
   Costco*                            274,600       12,168
   CUC International*                 310,900        8,938
   Dollar General                      16,300          613
   Ecolab                             134,000        6,834
   Federated Department Stores*       321,100       14,630
   Ford Motor                         142,800        6,140
   Gannett                             85,000        4,935
   Gap                                 18,900        1,015
   H & R Block                         94,600        3,879
   Hasbro                              72,400        2,104
   HFS*                                82,100        5,634
   Hilton Hotels                       96,800        3,013
   Home Depot                         196,148       10,972
   Interpublic Group                   67,900        3,255
   Intimate Brands                    200,700        4,503
   ITT*                                64,600        4,902
   Lear*                              276,000       12,920

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

CAPITAL GROWTH FUND--CONTINUED
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
   Limited                            165,100  $     3,973
   Marriott                            15,700        1,137
   Masco                              264,300       12,455
   Mattel                             328,700       13,169
   McGraw-Hill                         20,700        1,417
   New York Times, Cl A               106,700        6,335
   Nordstrom                            8,000          472
   Office Depot*                      410,200        9,691
   Sears Roebuck                       74,000        3,390
   Sherwin Williams                   271,700        7,760
   Staples*                           177,600        5,006
   Tandy                               85,100        3,659
   Wal-Mart Stores                     93,800        3,746
                                               -----------
                                                   200,193
                                               -----------
CONSUMER STAPLES (11.8%)
   American Standard*                 228,900        9,070
   Avon Products                      304,900       17,627
   Coca Cola                           30,000          917
   Coca Cola Enterprises               63,000        3,938
   Colgate-Palmolive                  185,700       12,407
   CVS                                354,100       23,503
   Dial                               210,900        4,086
   Gillette                           119,017       10,987
   International Home Foods*           35,600          854
   Interstate Bakeries                 34,600        1,196
   JP Foodservice*                    185,300        5,455
   Kellogg                             19,000          881
   McCormick                           56,300        1,492
   Philip Morris                      619,550       26,950
   Procter & Gamble                    17,300        1,320
   Ralston Purina                     188,900       17,568
   Rite Aid                           206,800       13,597
   RJR Nabisco                         10,000          364
   Rubbermaid                          50,000        1,213
   Safeway*                           228,400       13,875

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
   Sara Lee                            45,000 $      2,379
   Sysco                               55,200        2,460
   Unilever ADR                       185,800       10,788
   Walgreen                            38,800        1,249
   Wendy's International              413,800        8,690
   William Wrigley Jr.                  7,800          617
                                               -----------
                                                   193,483
                                               -----------
ENERGY (5.6%)
   Baker Hughes                       195,600        8,191
   British Petroleum ADR              211,800       17,579
   Calenergy*                          66,000        2,195
   EVI*                                90,600        4,660
   Halliburton                        258,800       13,959
   Mobil                              242,000       17,409
   Schlumberger                       122,400       10,075
   Texaco                              91,900        5,192
   Tosco                              105,600        3,439
   Transocean Offshore                 56,300        2,671
   Union Pacific Resources Group      149,759        3,725
   Unocal                              82,700        3,292
                                               -----------
                                                    92,387
                                               -----------
FINANCIALS (13.8%)
   American International Group       197,875       19,948
   Banc One                           326,966       16,798
   Bank of New York                    34,800        1,871
   Bank United, Cl A                    8,600          361
   BankAmerica                        269,200       19,652
   BankBoston                          57,300        5,107
   Barnett Banks                      233,800       16,454
   BB&T                                 4,600          251
   Chase Manhattan Bank               230,500       25,038
   Citicorp                            22,100        2,651
   Conseco                              5,000          233
   CoreStates Financial                68,100        5,265

================================================================================
                                                                     (UNAUDITED)


------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FINANCIALS--CONTINUED
   Cullen/Frost Bankers                34,400  $     1,828
   Equifax                            190,600        6,504
   FHLMC                              283,100       11,678
   First Commerce                      85,900        5,508
   First Union                        146,800        7,157
   General Re                          38,600        7,662
   Hartford Financial Services Group   96,400        8,073
   Hartford Life, Cl A                 30,700        1,178
   Household International             13,900        1,751
   Jefferson-Pilot                     38,100        2,908
   MBNA                                16,300          433
   Mellon Bank                        111,600        6,326
   National City                        8,500          567
   Nationsbank                        134,040        8,051
   Newcourt Credit                     50,000        1,578
   PNC Bank                           118,700        6,388
   Quick & Reilly Group                98,100        3,685
   Summit Bancorp                      10,000          466
   Travelers                          255,194       12,887
   Washington Mutual                  180,760       12,495
   Washington National                181,300        5,994
                                               -----------
                                                   226,746
                                               -----------
HEALTH CARE (10.3%)
   Abbott Laboratories                269,000       17,485
   American Home Products             400,300       27,971
   Baxter International               430,800       21,809
   Beverly Enterprises*               262,500        4,463
   Boston Scientific*                 109,411        4,944
   Bristol-Myers Squibb               193,700       18,135
   Eli Lilly                          120,200        7,580
   Healthsouth*                       545,219       14,312
   Johnson & Johnson                  144,088        9,069
   Medpartners*                       353,400        8,747
   Merck                              101,582        9,606
   Pfizer                              23,900        1,739

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
HEALTH CARE--CONTINUED
   SmithKline Beecham                  17,200 $        854
   Tenet Healthcare*                  377,000       11,946
   Vencor*                             65,600        1,591
   Warner Lambert                      60,800        8,504
                                               -----------
                                                   168,755
                                               -----------
TECHNOLOGY (11.8%)
   Bell & Howell*                      78,100        1,855
   Ceridian*                          159,400        6,994
   Cisco Systems*                     277,700       23,952
   Compaq Computer                    107,900        6,737
   First Data                         537,700       15,224
   Hewlett Packard                     20,200        1,233
   IBM                                253,500       27,774
   Intel                              245,900       19,088
   Lucent Technologies                142,432       11,412
   McAfee Associates                   62,300        2,850
   Microsoft*                         176,800       25,017
   Motorola                            77,600        4,879
   Oracle*                            385,875       12,854
   Scientific-Atlanta                 443,700        8,874
   3Com*                               85,100        3,085
   Xerox                              282,300       21,931
                                               -----------
                                                   193,759
                                               -----------
TRANSPORTATION (1.2%)
   Burlington Northern Santa Fe       167,100       15,290
   Continental Airlines, Cl B*         82,300        3,750
   Delta Air Lines                     12,700        1,415
                                               -----------
                                                    20,455
                                               -----------
Total Common Stocks
     (Cost $1,151,867)                           1,402,319
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

CAPITAL GROWTH FUND--CONTINUED
------------------------------------------------------------
                                   SHARES/FACE
                                   AMOUNT (000) VALUE (000)
------------------------------------------------------------
PREFERRED STOCKS (2.3%)
CONSUMER STAPLES (0.2%)
   Ralston Purina, CV to
     1.6394 Shares                     49,700  $     3,293
                                               -----------
ENERGY (0.3%)
   Unocal, CV to 1.1748 Shares,
     Callable 09/03/00 @ 50           104,000        5,928
                                               -----------
FINANCIALS (0.1%)
   WBK Strypes Trust, CV to
     0.8967 Share                      33,600        1,096
                                               -----------
HEALTH CARE (0.3%)
   MedPartners, CV to
     0.8197 Share*                    200,000        4,800
                                               -----------
TECHNOLOGY (1.2%)
   Microsoft, CV to 1 Share           218,700       19,369
                                               -----------
TRANSPORTATION (0.2%)
   Trans World Air, CV to 6.3291
     Shares, Callable 12/15/00
     @ 53.238 (B)                      75,000        3,750
                                               -----------
Total Preferred Stocks
     (Cost $36,309)                                 38,236
                                               -----------
CONVERTIBLE BONDS (5.0%)
   Alza, CV to 12.9870 Shares,
     Callable 07/14/99 @ 45.963 (A) (D)
     0.000%,  07/14/14                $ 1,000          435
   Charming Shoppes, CV to
     134.0483 Shares, Callable
     07/15/99 @ 103.75
     7.500%,  07/15/06                  3,000        2,899

------------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
------------------------------------------------------------
CONVERTIBLE BONDS--CONTINUED
   Continental Airlines, CV to
     33.1181 Shares, Callable
     04/15/99 @ 104.73
     6.750%,  04/15/06               $  1,350  $     2,150
   DSC Communications, CV to
     20.1106 Shares, Callable
     08/01/00 @ 104 (B)
     7.000%,  08/01/04                  5,500        5,198
   Fine Host, CV to 22.4719 Shares,
     Callable 11/01/00 @ 102.86 (B)
     5.000%,  11/01/04                  3,000        2,813
   Hewlett Packard, CV to
     5.4300 Shares, Callable
     10/14/00 @ 59.029 (A) (B) (D)
     0.000%,  10/14/17                 41,200       21,321
   HFS, CV to 14.9925 Shares,
     Callable 03/01/00 @ 102.04
     4.750%,  03/01/03                  7,000        8,514
   Home Depot, CV to 21.6998
     Shares, Callable 10/02/99
     @ 100.81
     3.250%,  10/01/01                 10,000       13,025
   Loews, CV to 15.3757 Shares
     of Diamond Offshore Drilling,
     Callable 09/15/02 @ 101.56
     3.125%,  09/15/07                  3,000        3,000
   Mascotech, CV to 32.2580 Shares,
     Callable 12/15/97 @ 102.5
     4.500%,  12/15/03                  7,500        6,478
   Molten Metal Technology, CV to
     25.8065 Shares, Callable
     05/01/99 @ 102.75 (B)
     5.500%,  05/01/06                  7,500          150

================================================================================
                                                                     (UNAUDITED)


------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
CONVERTIBLE BONDS--CONTINUED
   Office Depot, CV to 29.2635
     Shares, Callable 12/11/97 @
     61.027 (A) (D)
     0.000%,  12/11/07               $  2,000  $     1,393
   Read-Rite, CV to 24.8524 Shares,
     Callable 09/07/00 @ 103.7
     6.500%,  09/01/04                  5,000        4,456
   Times Mirror, CV to 5.8280 Shares,
     Callable 04/15/02 @
     49.452 (A) (B) (D)
     0.000%,  04/15/17                 10,000        4,075
   USA Waste Services, CV to
     35.3243 Shares, Callable
     03/15/99 @ 102.5
     5.000%,  03/01/06                  1,350        1,706
   USA Waste Services, CV to
     33.0797 Shares, Callable
     06/01/99 @ 101.8 (B)
     4.500%,  06/01/01                  3,000        3,630
                                               -----------
Total Convertible Bonds
     (Cost $85,410)                                 81,243
                                               -----------
REPURCHASE AGREEMENTS (7.6%)
   Deutsche Bank
     5.70%, dated 11/28/97,
     matures 12/01/97, repurchase
     price $69,497,021 (collateralized
     by various FHLMC, FNMA, and
     GNMA obligations: total market
     value $70,853,338)                69,464       69,464
--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Salomon Brothers
     5.70%, dated 11/28/97, matures
     12/01/97, repurchase price
     $56,040,337 (collateralized by
     various FHLMC and FNMA
     obligations: total market
     value $58,007,406)               $56,013 $     56,013
                                              ------------
Total Repurchase Agreements
     (Cost $125,477)                               125,477
                                              ------------
Total Investments (100.3%)
   (Cost $1,399,063)                             1,647,275
                                              ------------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)           (4,561)
                                              ------------

NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value)
     based on 79,144,191 outstanding shares
     of beneficial interest                        916,060
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value)
     based on 14,168,752 outstanding shares
     of beneficial interest                        161,844
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)
     based on 3,755,300 outstanding shares of
     beneficial interest                            55,729
   Undistributed net investment income                 884
   Accumulated net realized gain
     on investments                                259,985
   Net unrealized appreciation
     on investments                                248,212
                                               -----------
Total Net Assets (100.0%)                       $1,642,714
                                               ===========

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

CAPITAL GROWTH FUND--CONCLUDED
---------------------------------------------------------
                                                  VALUE
---------------------------------------------------------
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $   16.94
                                                =========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares               $   16.90
                                                =========
Maximum Offering Price Per Share --
     Investor Shares ($16.90 / 96.25%)          $   17.56
                                                =========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)         $   16.75
                                                =========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

BALANCED FUND
-------------------------------------------------------------
                                      SHARES    VALUE (000)
-------------------------------------------------------------
COMMON STOCKS (52.3%)
BASIC MATERIALS (1.8%)
   Aluminum Company of America          6,100  $       410
   Betzdearborn                         5,800          353
   Corning                              3,600          153
   E. I. du Pont de Nemours             2,900          176
   Hercules                             9,200          447
   Imperial Chemical ADR                1,000           59
   Minnesota Mining &
     Manufacturing                        800           78
   Monsanto                             2,300          100
   Morton International                12,700          433
   Praxair                             24,200        1,063
                                               -----------
                                                     3,272
                                               -----------
CAPITAL GOODS (8.6%)
   Allied Signal                       43,900        1,630
   Allied Waste Industries*             7,700          168
   Avery Dennison                      10,200          427
   Boeing                                 800           43
   Emerson Electric                     7,600          418
   Fisher Scientific International      5,000          240
   General Dynamics                     3,300          286
   General Electric                    43,700        3,223
   Honeywell                           16,000        1,048
   Hubbell, Cl B                        4,300          195
   Lockheed Martin                      6,000          585
   Molten Metal Technology*            19,100            7
   Nokia ADR, Cl A                      2,700          224
   Rykoff-Sexton                        3,200           72
   Sunbeam                              2,000           88
   Sundstrand                           9,800          503
   Tenneco                              4,500          195
   Textron                              5,400          319
   Tyco International                  52,798        2,072
   United Technologies                 25,700        1,926
   USA Waste Services*                 28,005          926

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
CAPITAL GOODS--CONTINUED
   U.S. Filter*                         3,700  $       116
   W. W. Grainger                       8,100          758
                                               -----------
                                                    15,469
                                               -----------
COMMUNICATION SERVICES (1.1%)
   Ericsson Telephone ADR              16,100          651
   MCI Communications                  23,100        1,015
   Northern Telecom                     2,500          225
                                               -----------
                                                     1,891
                                               -----------
CONSUMER CYCLICALS (7.5%)
   American Stores                      6,900          137
   Bed Bath & Beyond*                   2,900           97
   Carnival                            19,900        1,076
   Chrysler                             2,900          100
   Costco*                             18,400          815
   CUC International*                  21,200          609
   Dollar General                       2,100           79
   Ecolab                               8,900          454
   Federated Department Stores*        21,500          980
   Ford Motor                          10,900          469
   Gannett                              6,200          360
   Gap                                  1,300           70
   H & R Block                          6,300          258
   Hasbro                               4,800          139
   HFS*                                 5,500          378
   Hilton Hotels                        6,500          202
   Home Depot                          13,200          738
   Interpublic Group                    4,500          216
   Intimate Brands                     13,900          312
   ITT*                                 4,300          326
   Lear*                               18,200          852
   Limited                             10,900          262
   Marriott                             1,000           72
   Masco                               18,300          862
   Mattel                              23,250          931

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

BALANCED FUND--CONTINUED
-------------------------------------------------------------
                                      SHARES      VALUE (000)
-------------------------------------------------------------
   McGraw-Hill                          1,400  $        96
   New York Times, Cl A                 6,500          386
   Office Depot*                       29,300          692
   Sears Roebuck                        4,900          224
   Sherwin Williams                    18,500          528
   Staples*                            11,700          330
   Tandy                                5,600          241
   Wal-Mart Stores                      6,300          252
                                               -----------
                                                    13,543
                                               -----------
CONSUMER STAPLES (7.0%)
   American Standard*                  15,300          606
   Avon Products                       20,400        1,179
   Coca-Cola                            4,600          287
   Colgate-Palmolive                   11,500          768
   CVS                                 24,000        1,593
   Dial                                 7,400          143
   Gillette                             7,848          724
   International Home Foods*            2,400           58
   Interstate Bakeries                  3,400          118
   JP Foodservice*                     11,900          350
   Kellogg                              1,300           60
   Philip Morris                       41,000        1,783
   Procter & Gamble                     1,200           92
   Ralston Purina                      12,500        1,162
   Rite Aid                            13,800          907
   Rubbermaid                           7,900          192
   Safeway*                            16,000          972
   Sara Lee                             3,000          159
   Sysco                                3,700          165
   Unilever ADR                        12,400          720
   Walgreen                               800           26
   Wendy's International               27,600          580
                                               -----------
                                                    12,644
                                               -----------
ENERGY (3.5%)
   Baker Hughes                        12,900          540
   British Petroleum ADR               14,200        1,179
   EVI*                                 6,100          314

--------------------------------------------------------------
                                      SHARES      VALUE (000)
--------------------------------------------------------------
ENERGY--CONTINUED
   Halliburton                         17,300  $       933
   Mobil                               16,000        1,151
   Schlumberger                         8,100          667
   Texaco                               9,400          531
   Tosco                                7,100          231
   Transocean Offshore                  4,800          228
   Union Pacific Resources Group       10,122          252
   Unocal                               6,400          255
                                               -----------
                                                     6,281
                                               -----------
FINANCIALS (8.5%)
   American International Group        13,250        1,336
   Banc One                            21,802        1,120
   Bank of New York                     2,300          124
   Bank United, Cl A                      600           25
   BankAmerica                         18,000        1,314
   BankBoston                           3,800          339
   Barnett Banks                       15,600        1,098
   BB&T                                 7,600          414
   Chase Manhattan Bank                15,400        1,673
   Conseco                                300           14
   CoreStates Financial                 4,600          356
   Cullen/Frost Bankers                 1,900          101
   Equifax                             12,600          430
   FHLMC                               18,700          771
   First Commerce                       5,800          372
   First Union                          9,800          478
   Fleet Financial Group                2,400          159
   General Re                           2,600          516
   Hartford Financial Services Group    5,700          477
   Hartford Life, Cl A                  2,100           81
   Household International                900          113
   Jefferson-Pilot                      2,500          191
   Mellon Bank                          7,400          419
   MGIC Investment                      1,600           93
   Nationsbank                          8,900          535
   PNC Bank                             8,200          441
   Quick & Reilly Group                 6,500          244

================================================================================
                                                                     (UNAUDITED)


------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FINANCIALS--CONTINUED
   Travelers                           16,949  $       856
   Washington Mutual                   12,110          837
   Washington National                 12,400          410
                                               -----------
                                                    15,337
                                               -----------
HEALTH CARE (6.4%)
   Abbott Laboratories                 18,000        1,170
   American Home Products              28,300        1,978
   Baxter International                28,800        1,458
   Beverly Enterprises*                17,200          292
   Boston Scientific*                   7,910          357
   Bristol-Myers Squibb                12,900        1,208
   Eli Lilly                            7,300          460
   Healthsouth*                        36,328          954
   Johnson & Johnson                    9,300          585
   Medpartners*                        24,200          599
   Merck                                6,800          643
   Pfizer                               1,600          116
   Tenet Healthcare*                   23,700          751
   Vencor*                              4,300          104
   Warner Lambert                       6,500          909
                                               -----------
                                                    11,584
                                               -----------
TECHNOLOGY (7.1%)
   Bell & Howell*                       5,100          121
   Ceridian*                           10,400          456
   Cisco Systems*                      18,200        1,570
   Compaq Computer                      7,100          443
   First Data                          35,600        1,008
   Hewlett Packard                      1,300           79
   IBM                                 15,900        1,742
   Intel                               17,900        1,389
   Lucent Technologies                  9,414          754
   McAfee Associates*                   4,100          188
   Microsoft*                          11,700        1,656
   Motorola                             5,100          321
   Oracle*                             26,800          893
   Scientific-Atlanta                  29,500          590

-------------------------------------------------------------
                                    SHARES/FACE
                                   AMOUNT (000) VALUE (000)
-------------------------------------------------------------
TECHNOLOGY--CONTINUED
   3Com*                                5,600  $       203
   Xerox                               18,900        1,468
                                               -----------
                                                    12,881
                                               -----------
TRANSPORTATION (0.8%)
   Burlington Northern Santa Fe        11,200        1,025
   Continental Airlines, Cl B*          5,500          251
   Delta Air Lines                      1,100          123
                                               -----------
                                                     1,399
                                               -----------
Total Common Stocks
     (Cost $77,857)                                 94,301
                                               -----------
PREFERRED STOCKS (0.8%)
CONSUMER STAPLES (0.2%)
   Ralston Purina, CV to
     1.6394 Shares                      4,800          318
                                               -----------
TECHNOLOGY (0.6%)
   Microsoft, CV to 1 Share            12,500        1,107
                                               -----------
Total Preferred Stocks
     (Cost $1,295)                                   1,425
                                               -----------
CORPORATE OBLIGATIONS (19.2%)
FINANCE (11.9%)
   American General Finance
     6.875%,  07/01/99                 $1,000        1,011
   Aristar
     6.750%,  05/15/99                  1,500        1,513
   General Motors Acceptance
     7.125%,  05/01/01                  1,900        1,948
   General Motors Acceptance, MTN
     6.250%,  01/16/01                    600          600
     6.750%,  11/04/04                  1,500        1,515
   Great Western Financial
     8.600%,  02/01/02                    800          858
   Homeside Lending, MTN
     6.875%,  05/15/00                  2,400        2,424

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

BALANCED FUND--CONCLUDED
--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
FINANCE--CONTINUED
   Household Finance, MTN
     7.150%,  06/15/00                 $  350   $      357
     7.050%,  06/06/01                    650          666
   Korea Development Bank
     7.125%,  09/17/01                  1,000          958
   RHG Finance
     8.875%,  10/01/05                  1,500        1,686
   Salomon
     6.250%,  10/01/99                  1,500        1,500
     6.500%,  03/01/00                  2,500        2,509
   Service International
     7.375%,  04/15/04                  1,750        1,829
   SunAmerica
     6.200%,  10/31/99                  2,000        2,003
                                               -----------
                                                    21,377
                                               -----------
INDUSTRIAL (5.5%)
   American Home Products
     7.700%,  02/15/00                  1,000        1,028
     7.900%,  02/15/05                  1,850        1,996
   Ikon Capital, MTN
     6.150%,  09/22/99                    750          748
     6.730%,  06/15/01                  1,000        1,011
   Lockheed Martin
     6.550%,  05/15/99                  2,000        2,008
   Philip Morris
     7.250%,  09/15/01                  2,100        2,147
     7.500%,  04/01/04                  1,000        1,042
                                               -----------
                                                     9,980
                                               -----------
UTILITIES (1.8%)
   AT&T Capital, MTN
     6.410%,  08/13/99                  2,250        2,258
   General Electric Capital, Callable
     05/01/00 @ 100 (C) (D)
     6.660%,  05/01/18                  1,000        1,014
                                               -----------
                                                     3,272
                                               -----------
Total Corporate Obligations
     (Cost $34,242)                                 34,629
                                               -----------

--------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)      VALUE (000)
--------------------------------------------------------------
CONVERTIBLE BONDS (2.4%)
   Hewlett-Packard, CV
     to 5.4300 shares,
     Callable 10/14/00 @
     59.029 (A) (B) (D)
     0.000%,  10/14/17                 $3,000  $     1,553
   Marriott International, CV to
     8.7600 Shares, Callable
     03/25/99 @ 60.371 (A) (D)
     0.000%,  03/25/11                  1,000          670
   Mascotech, CV to 32.2580 Shares,
     Callable 12/15/97 @ 102.5
     4.500%,  12/15/03                  1,200        1,036
   Staples, CV to 45.4545 Shares,
     Callable 10/01/98 @ 101.8 (B)
     4.500%,  10/01/00                    500          673
   USA Waste Services, CV to
     35.3243 Shares, Callable
     03/15/99 @ 102.5
     5.000%,  03/01/06                    355          449
                                               -----------
Total Convertible Bonds
     (Cost $4,234)                                   4,381
                                               -----------
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (3.7%)
   FHLMC
     8.000%,  06/01/02                    497          507
     7.500%,  09/01/03                  1,173        1,200
   FNMA
     7.000%,  10/01/03                  4,892        4,949
                                               -----------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $6,630)                                   6,656
                                               -----------
U.S. TREASURY OBLIGATIONS (12.0%)
   U.S. Treasury Bonds
     7.500%,  11/15/16                  3,800        4,381
     8.125%,  08/15/19                  8,700       10,761
     6.375%,  08/15/27                  2,350        2,443

================================================================================
                                                                     (UNAUDITED)


-------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--CONTINUED
   U.S. Treasury Notes
     6.375%,  04/30/99                $   500  $       504
     7.250%,  08/15/04                  3,300        3,549
                                               -----------
Total U.S. Treasury Obligations
     (Cost $20,233)                                 21,638
                                               -----------
BANK NOTE (0.8%)
   Capital One
     6.530%,  11/26/99                  1,450        1,450
                                               -----------
Total Bank Note
     (Cost $1,450)                                   1,450
                                               -----------
REPURCHASE AGREEMENT (8.9%)
   Merrill Lynch
     5.46%, dated 11/28/97, matures
     12/01/97, repurchase price
     $15,980,757 (collateralized by
     GNMA obligation: market
     value $16,294,521)                15,974       15,974
                                               -----------
Total Repurchase Agreement
     (Cost $15,974)                                 15,974
                                               -----------
Total Investments (100.1%)
   (Cost $161,915)                                 180,454
                                               -----------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)             (218)
                                               -----------

-------------------------------------------------------------
                                                VALUE (000)
-------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value)
     based on 12,486,705 outstanding
     shares of beneficial interest                $129,560
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value)
     based on 516,098 outstanding shares
     of beneficial interest                          5,334
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)
     based on 897,255 outstanding shares of
     beneficial interest                            10,647
   Undistributed net investment income                 747
   Accumulated net realized gain
     on investments                                 15,409
   Net unrealized appreciation
     on investments                                 18,539
                                               -----------

Total Net Assets (100.0%)                         $180,236
                                               ===========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $  12.96
                                               ===========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                 $  13.01
                                               ===========
Maximum Offering Price Per Share --
     Investor Shares ($13.01 / 96.25%)            $  13.52
                                               ===========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)           $  12.91
                                               ===========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------
                                      SHARES      VALUE (000)
--------------------------------------------------------------
FOREIGN COMMON STOCKS (88.1%)
ARGENTINA (6.3%)
   Banco Frances del
     Rio de la Plata ADR*              16,000  $       431
   Capex, Cl A                         33,700          228
   Massalin Particulares, Cl B         38,800          196
   Metrogas ADR                        32,204          254
   Quilmes Industrial                  27,000          351
   Transportadora de Gas
     del Sur ADR                       33,000          353
   YPF ADR, Cl D                       19,800          665
                                               -----------
                                                     2,478
                                               -----------
BELIZE (1.0%)
   BHI                                 15,762          402
                                               -----------
BRAZIL (7.0%)
   Petrobras ADR                       13,500          295
   Banco Itau SA Pref               1,070,000          478
   Makro Atacadista GDR                27,500          234
   Souza Cruz                          63,500          489
   Telebras ADR                         7,530          786
   Unibanco*                            9,100          262
   Usiminas ADR                        35,500          227
                                               -----------
                                                     2,771
                                               -----------
CHILE (0.9%)
   Administradora de Fondos de
     Pensiones Provida ADR             21,500          368
                                               -----------
COLOMBIA (1.5%)
   Banco de Colombia GDS               52,700          290
   Banco Ganadero ADR                  15,600          314
                                               -----------
                                                       604
                                               -----------
CZECH REPUBLIC (1.5%)
   Spt Telecom*                         5,600          590
                                               -----------
GREECE (5.8%)
   Greek Telecom                       26,085          514

--------------------------------------------------------------
                                      SHARES      VALUE (000)
--------------------------------------------------------------
GREECE--CONTINUED
   Hellas Can Packaging                25,500  $       369
   Papastratos Cigarettes              25,400          564
   Teletypos                          130,000          858
                                               -----------
                                                     2,305
                                               -----------
HONG KONG (4.4%)
   Asia Satellite                     135,000          295
   China Hong Kong Photo            1,440,000          352
   HSBC Holdings                        8,600          207
   National Mutual Asia               866,000          801
   Seoul Horizon Trust                 17,000           89
                                               -----------
                                                     1,744
                                               -----------
HUNGARY (2.9%)
   Egis                                10,000          425
   Gedeon Richter GDR                   2,500          235
   Matav*                             120,000          475
                                               -----------
                                                     1,135
                                               -----------
INDIA (3.2%)
   Hindalco GDR                        13,200          292
   India Cements GDR                   54,000           95
   Indian Aluminium GDR                15,800           38
   Indian Aluminum GDS                 15,300           36
   Videsh Sanchar Nigam GDR            60,000          795
                                               -----------
                                                     1,256
                                               -----------
INDONESIA (3.8%)
   PT Jaya Real Property, F           754,000           93
   Budi Acid Jaya, F                  231,250           33
   Citra Marga Nusaphala, F           944,000          207
   Dankos Laboratories, F             665,000          274
   Indonesian Satellite ADR            15,000          336
   Indonesian Satellite, F             96,000          218
   Modern Photo Film, F               356,000          240
   Tempo Scan Pacific                 164,000           63
   United Tractors, F                  42,000           20
                                               -----------
                                                     1,484
                                               -----------
20

================================================================================
                                                                     (UNAUDITED)


------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
ISRAEL (8.5%)
   Bank Leumi Le-Israel               290,000  $       464
   Blue Square Stores*                 42,300          387
   ECI Telecommunications              25,900          704
   Israel Chemicals                   365,000          480
   Koor Industries ADR                 15,000          330
   Nice Systems ADR*                   18,000          785
   Orbotech*                            5,000          221
                                               -----------
                                                     3,371
                                               -----------
MALAYSIA (3.2%)
   Aluminium  of Malaysia             231,000           91
   Edaran Otomobil                     28,000           65
   IOI Corp                           325,000          165
   Petronas Dagangan                  170,000          164
   RJ Reynolds                        305,000          518
   Technology Resources Industries    275,000          223
   UMW Holdings                        32,000           30
                                               -----------
                                                     1,256
                                               -----------
MEXICO (12.6%)
   Grupo Carso                         78,000          515
   Grupo Continental                  167,750          548
   Grupo Elektra GDR                   10,000          310
   Grupo Financiero Banorte, Cl B     216,930          301
   Herdez, Cl B                       518,000          377
   Kimberly Clark, Cl A               146,500          658
   Nacional de Drogas, Cl L           622,000          614
   San Luis Cpo                        86,000          649
   Telefonos de Mexico ADR             20,700        1,026
                                               -----------
                                                     4,998
                                               -----------
PERU (3.4%)
   Cerveceria Backus & Johnston       402,444          365
   CPT Telefoncia del Peru             30,000          630
   Credicorp                           13,300          243
   Telefonica del Peru, Cl B           50,500          105
                                               -----------
                                                     1,343
                                               -----------

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
PHILIPPINES (2.0%)
   Bacnotan Consolidated              155,940  $        68
   Benpres GDR*                        76,600          245
   First Philippene Holdings          174,375          153
   Philippine Long Distance            14,000          339
                                               -----------
                                                       805
                                               -----------
POLAND (0.7%)
   Bank Handlowy*                      25,000          293
                                               -----------
PORTUGAL (5.5%)
   Electricidade de Portugal*          20,000          724
   Banco Totta & Acores                35,000          661
   Cimentos de Portugal                11,920          302
   Cimentos de Portugal                 3,800           96
   Portugal Telecom ADR                 8,200          376
                                               -----------
                                                     2,159
                                               -----------
RUSSIA (0.7%)
   Vimpel Communication*                9,100          278
                                               -----------
SINGAPORE (2.0%)
   Amtek Engineering                  246,000          187
   Elec & Eltek International          84,000          617
                                               -----------
                                                       804
                                               -----------
SOUTH AFRICA (5.7%)
   Amalgated Banks of South Africa*    56,235          346
   Anglo American Coal                  3,375          178
   Barlow                              30,000          285
   Kersaf Investments                  68,600          386
   Rembrandt Group                     11,800           91
   Richemont                           26,500          292
   Sasol                               26,200          264
   Suncrush                           183,535          419
                                               -----------
                                                     2,261
                                               -----------
SOUTH KOREA (0.6%)
   Dae Duck Electronics*                3,800          172
   SK Telecom                             240           68
                                               -----------
                                                       240
                                               -----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

EMERGING MARKETS EQUITY FUND--CONCLUDED
--------------------------------------------------------------
                                      SHARES      VALUE (000)
--------------------------------------------------------------
THAILAND (2.3%)
   KR Precision, F                     46,500  $       296
   Delta Electronics, F                50,000          496
   Nation Publishing                  120,000          111
                                               -----------
                                                       903
                                               -----------
UNITED STATES (0.7%)
   Grupo Industrial Maseca ADR         17,000          265
                                               -----------
PANAMA (1.5%)
   Banco Latinamericano
     de Exportaciones                  14,800          601
                                               -----------
ECUADOR (0.4%)
   LA Cemento Nacional GDR                800          164
                                               -----------
Total Foreign Common Stocks
     (Cost $39,402)                                 34,878
                                               -----------
FOREIGN PREFERRED STOCKS (5.6%)
   Banco Bradesco                  64,050,000          468
   Brahma                             600,000          398
   Cemig                           12,750,000          615
   Globex Utilidades                   30,800          208
   Lojas Renner                     5,500,000          163
   Multibras Eletrodomes*             228,400           93
   Petrol Brasileiros               1,300,000          285
                                               -----------
Total Foreign Preferred Stocks
     (Cost $3,008)                                   2,230
                                               -----------
TIME DEPOSIT (6.3%)
   4250  11/28/97  5.25%
     5.250%,  12/01/97                  2,500        2,500
                                               -----------
Time Deposit
     (Cost $2,500)                                   2,500
                                               -----------
Total Investments (100.1%)
   (Cost $44,910)                                   39,608
                                               -----------

-------------------------------------------------------------
                                               VALUE  (000)
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)      $       (22)
                                               -----------

NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value)
     based on 4,365,991 outstanding shares
     of beneficial interest                         45,327
   Undistributed net investment income                 351
   Accumulated net realized loss
     on investments and foreign
     currency transaction                             (792)
   Net unrealized depreciation
     on investments                                 (5,302)
   Net unrealized appreciation on
     foreign currency and translation
     of other assets and liabilities
     in foreign currency                                 2
                                               -----------
Total Net Assets (100.0%)                          $39,586
                                               ===========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares               $  9.07
                                               ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FOREIGN COMMON STOCKS (96.9%)
AUSTRALIA (2.5%)
   Amcor                               13,361  $        60
   Broken Hill Proprietary             20,656          189
   Coles Myer                          30,235          149
   Rio Tinto                            5,542           61
   CSR                                 27,994           92
   Lend Lease                           4,481           91
   Mount Isa Mines Holdings            42,910           31
   National Australia Bank             13,886          184
   Newscorp                            33,881          181
   Pacific Dunlop                      28,455           58
   Western Mining                      20,202           65
   Westpac Banking                     36,880          231
                                                ----------
                                                     1,392
                                                ----------
AUSTRIA (1.4%)
   Bank of Austria                      2,658          124
   Creditanstalt Bankverein             2,035          105
   Ea-Generali                            343           81
   Oest El Wirtsch , Cl A               2,245          180
   OMV                                  1,715          223
   Wienerberger Baustoff                  401           78
                                                ----------
                                                       791
                                                ----------
BELGIUM (2.0%)
   Bekaert                                 30           19
   Delhaize Freres                      1,000           51
   Electrabel                           1,000          224
   Fortis                                 700          139
   Generale Banque                        370          153
   Groupe Bruxelles Lambert               450           68
   Kredietbank                            290          117
   Petrofina                              440          170
   Royale Belge                           175           46
   Solvay, Cl A                         1,250           75
   Union Minere*                          680           49
                                                ----------
                                                     1,111
                                                ----------

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
DENMARK (1.9%)
   Carlsberg, Cl B                      1,427  $        79
   D/S 1912, Cl B                           6          241
   D/S Svendborg, Cl B                      4          235
   Danisco                              2,210          120
   Novo Nordisk, Cl B                   1,670          205
   Sophus Berendsen, Cl B                 251           39
   Tele Danmark, Cl B                   2,208          132
                                                ----------
                                                     1,051
                                                ----------
FINLAND (1.0%)
   Merita                              25,000          127
   Nokia, Cl K                          2,300          185
   Outokumpu Oy Akt, Cl A               3,100           43
   Rauma                                  303            5
   UPM-Kymmene                          8,500          183
                                                ----------
                                                       543
                                                ----------
FRANCE (12.7%)
   Accor                                  847          160
   Air Liquide                          1,886          297
   Alcatel Alsthom                      2,238          281
   Axa                                  4,748          345
   Banque National Paris, Cl A          3,350          164
   Bouygues                               950           96
   Carrefour                              603          323
   Cie Bancaire                           710          106
   Cie de Saint Gobain                  2,265          308
   Cie Financiara Paribas                 958           69
   Cie Generale des Eaux                2,045          270
   Compagnie de Suez                       15           --
   Elf Aquitaine                        3,282          381
   Elf Sanofi                           2,573          258
   Eridania Beghin-Say                  1,209          188
   Generale Des Eaux Warrants*          2,045            1
   Groupe Danone                        1,764          282
   Havas                                1,300           85
   L'Oreal                              1,084          415
   Lafarge Coppee                       2,218          147

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

INTERNATIONAL EQUITY INDEX FUND--CONTINUED
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FRANCE--CONTINUED
   Legrand                                950   $      181
   Louis Vuitton-Moet Hennessy          1,881          325
   Lyonnaise des Eaux Dumez             3,095          333
   Michelin, Cl B                       2,844          153
   Pernod-Ricard                        2,179          111
   Peugeot                              1,790          202
   Pinault-Printemps Redoute              400          205
   Promodes                               428          157
   Rhone-Poulenc, Cl A                  6,900          310
   Schneider                            3,877          208
   Societe Generale                     1,830          241
   Total Compaigne, Cl B                4,470          470
   Unibail                                400           39
                                                ----------
                                                     7,111
                                                ----------
GERMANY (18.3%)
   Aachener & Munchener Bete              116          119
   Allianz                              4,930        1,166
   BASF                                14,200          502
   Bayer                               15,660          578
   Bayerische Hypotheken und
     Wechselbank                        8,100          352
   Bayerische Vereinsbank               2,360          140
   Biersdorf                            2,640          111
   Daimler-Benz                        13,630          957
   Degussa                              2,490          115
   Deutsche Bank                       10,270          663
   Dresdner Bank Frankfurt              6,950          270
   Heidelberger  Zement                 2,024          160
   Hochtief                               260           11
   Karstadt                               625          217
   Linde                                  391          244
   Lufthansa                           12,980          246
   Man Muenchen                            31            9
   Mannesmann                             853          396
   Metro AG                             7,351          339
   Muenchener Rueckvers                 1,510          471
   Preussag                                11            3

-------------------------------------------------------------
                                      SHARES   VALUE  (000)
-------------------------------------------------------------
GERMANY--CONTINUED
   RWE                                  6,340   $      311
   SAP                                  1,500          437
   Schering                             1,810          178
   Siemens                             13,040          773
   Thyssen                              1,001          239
   Veba                                11,260          667
   Viag                                   683          348
   Volkswagen                             461          262
                                                ----------
                                                    10,284
                                                ----------
HONG KONG (1.3%)
   Cathay Pacific Airways               9,000            8
   Cheung Kong Holdings                13,000           92
   China Light & Power                  7,500           38
   Hang Seng Bank                       7,600           67
   Hong Kong Telecommunications        27,200           52
   HSBC Holdings                       13,068          315
   Hutchison Whampoa                   12,800           85
   Sun Hung Kai Properties              6,600           50
   Swire Pacific, Cl A                  9,000           45
                                                ----------
                                                       752
                                                ----------
ITALY (11.8%)
   Assicurazioni Generali              42,670          957
   Banca Commerciale Italiana          33,500           96
   Benetton Group                       9,825          149
   Credito Italiano                    23,000           63
   Edison                              42,500          230
   ENI                                 76,000          444
   Fiat                               152,900          442
   Fiat Non-Convertible                46,200           73
   Istituto Bancario san
     Paolo di Torino                   42,091          349
   Istituto Nazionale                 323,919          565
   Italgas                              5,000           19
   Mediobanca                          30,950          216
   Montedison                         134,680          111
   Olivetti*                           91,200           51

================================================================================
                                                                     (UNAUDITED)


------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
ITALY--CONTINUED
   Parmalat Finanziaria               102,800     $    149
   Pirelli                            120,000          298
   RAS                                 10,135           94
   Sirti                               19,500          117
   Telecom Italia Mobile              195,802          793
   Telecom Italia Mobile di Risp      154,164          337
   Telecom Italia                     147,222          918
   Telecom Italia Rinascente           36,627          144
                                                  --------
                                                     6,615
                                                  --------
JAPAN (20.0%)
   Ajinomoto                           15,000          136
   Asahi Bank                          20,000           85
   Asahi Chemical Industries           15,000           65
   Asahi Glass                         12,000           77
   Bank of Tokyo-Mitsubushi            24,000          348
   Bank of Yokohama                    11,000           34
   Bridgestone                          9,000          195
   Chiba Bank                          12,000           47
   Chiyoda                              5,000            8
   Citizen Watch                       11,000           69
   Cosmo Oil                           12,000           25
   Dai Nippon Printing                 12,000          238
   Daiei*                              11,000           48
   Daiwa Kosho Lease                    5,000           25
   Daiwa Securities                    18,000           63
   Ebara                                8,000           89
   Fanuc                                  900           34
   Fuji Bank                           24,000          129
   Fuji Photo Film                      5,000          180
   Fujitsu                             18,000          202
   Furukawa Electric                   15,000           73
   Hankyu                               2,000           10
   Hitachi                             32,000          227
   Honda Motor                          5,000          181
   Industrial Bank of Japan            20,000          179
   Ito Ham Foods                        1,000            4
   Ito Yokado                           4,000          181
   Itochu                              31,000           80

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
JAPAN--CONTINUED
   Japan Air Lines*                    16,000     $     50
   Japan Energy                        11,000           16
   Joyo Bank                           14,300           57
   Jusco                                3,000           50
   Kansai Electric Power                9,800          167
   Kao                                  7,000           93
   Kawasaki Steel                      19,000           31
   Kinki Nippon Railway                26,000          144
   Kirin Brewery                       15,000          116
   Komatsu                             13,000           78
   Kubota                              23,000           80
   Kyocera                              3,000          145
   Marui                                4,000           63
   Matsushita Electric                 18,000          281
   Mitsubishi                          21,000          164
   Mitsubishi Chemical                 16,000           31
   Mitsubishi Electric                 23,000           64
   Mitsubishi Estate                    5,000           58
   Mitsubishi Heavy Industries         43,000          169
   Mitsubishi Materials                35,000           79
   Mitsubishi Trust & Banking          13,000          173
   Mitsui                              17,000          118
   Mitsui Trust & Banking              13,000           22
   Mitsukoshi                           7,000           20
   Murata Manufacturing                 1,000           30
   NEC                                 15,000          159
   New Oji Paper                        9,000           37
   Nichido Fire & Marine Insurance     15,000           79
   Nippon Express                       5,000           26
   Nippon Oil                          16,000           56
   Nippon Paper Industries              1,000            5
   Nippon Sharyo                        5,000           17
   Nippon Steel                        39,000           72
   Nippon Yusen                        27,000           83
   Nippondenso                          7,000          128
   Nissan Motor                        32,000          139
   NKK                                 24,000           24
   Nomura Securities                   19,000          235
   Obayashi                            13,000           61

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

INTERNATIONAL EQUITY INDEX FUND--CONTINUED
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
JAPAN--CONTINUED
   Odakyu Electric Railway             24,000   $      116
   Olympus Optical                      8,000           59
   Osaka Gas                           44,000           98
   Sakura Bank                         25,000           87
   Sankyo                               7,000          223
   Sanyo Electric                       4,000           11
   Sega Enterprises                     1,600           36
   Sekisui Chemical                     7,000           51
   Sekisui House                        7,000           50
   Sharp                               10,000           67
   Shimizu                              3,000           10
   Shin-Etsu Chemical                   7,000          166
   Shizuoka Bank                        9,000           83
   Skylark                              3,000           33
   Sony                                 3,500          299
   Sumitomo Bank                       28,000          356
   Sumitomo Chemical                   20,000           67
   Sumitomo Metal                      26,000           53
   Taisei                              35,000           81
   Takeda Chemical                     15,000          439
   Tobu Railway                        15,000           52
   Tohoku Electric Power                5,300           80
   Tokai Bank                          20,000          107
   Tokio Marine & Fire Insurance       34,000          322
   Tokyo Electric Power                15,900          285
   Tokyo Gas                           26,000           62
   Tokyu                               10,000           43
   Toppan Printing                     11,000          149
   Toray                               24,000          109
   Tostem                               3,000           34
   Toto                                 7,700           71
   Toyo Seikan Kaisha                   3,300           55
   Toyoda Automatic Loom                4,000           75
   Toyota Motor                        31,000          894
   Yamaichi Securities                 15,000           --
   Yamanouchi Pharmaceutical            1,000           24
   Yasuda Trust & Banking               5,000            4
                                                ----------
                                                    11,203
                                                ----------

------------------------------------------------------------
                                      SHARES   VALUE  (000)
------------------------------------------------------------
NETHERLANDS (3.5%)
   ABN  Amro Holding                   10,840   $      207
   Akzo Nobel                             470           83
   ING Groep                            5,904          240
   Koninklijke                          3,886          156
   Koninklijke Nederlanden
     Papierfabriek                        960           21
   Philips Electronics                  1,836          121
   Royal Dutch Petroleum               14,320          746
   Unilever                             4,260          248
   Wolters Kluwer                       1,072          142
                                                ----------
                                                     1,964
                                                ----------
NORWAY (1.1%)
   Bergesen, Cl A                       2,650           68
   Hafslund Nycomed, Cl B               2,200           10
   Kvaerner                             1,400           69
   Norsk Hydro                          6,525          336
   Nycomed Asa, Cl B                    2,300           58
   Uni Storebrand*                      9,987           68
                                                ----------
                                                       609
                                                ----------
SPAIN (5.1%)
   Argentaria Bancaria de Espana        2,916          181
   Autopistas CESA                      6,347           85
   Banco Bilbao Vizcaya                13,713          415
   Banco Central Hispano                6,730          129
   Banco de Santander                   6,619          200
   Dragados Construccion                2,565           55
   Endesa                              21,892          412
   Fomento de Construcciones
     Contratas                          2,392           95
   Gas Natural                          3,312          164
   Iberdola                            16,206          207
   Mapfre                               1,018           50
   Repsol                               6,279          272
   Telefonica de Espana                18,876          545
   Union Electrica Fenosa               7,629           77
                                                ----------
                                                     2,887
                                                ----------

================================================================================
                                                                     (UNAUDITED)


-------------------------------------------------------------
                                      SHARES    VALUE (000)
-------------------------------------------------------------
SWEDEN (2.3%)
   ABB AB, Cl A                        12,000   $      153
   Astra AB, Cl A                      14,666          255
   Diligentia*                          1,350           17
   Electrolux, Cl B                     1,100           87
   Ericsson, Cl B                       8,100          331
   Granges*                               550            9
   Skandinaviska Enskilda Banken        7,700           91
   Skanska, Cl B                        1,800           74
   Stora Kopparbergs Bergslags, Cl A    5,000           66
   Svenska Cellulosa, Cl B              4,000           88
   Swedish Match                        4,500           15
   Volvo, Cl B                          3,950          105
                                                ----------
                                                     1,291
                                                ----------
SWITZERLAND (2.5%)
   Nestle                                 202          298
   Novartis                               244          390
   Roche Holdings, Genusshein              30          269
   Roche Holdlings, Bearer                  7          107
   Schweizerische Bankgesellschaft        150          191
   Swiss Bank*                            575          165
                                                ----------
                                                     1,420
                                                ----------
UNITED KINGDOM (9.5%)
   Abbey National                       8,291          132
   Barclays Bank                       14,416          348
   Bass                                 9,466          136
   BAT Industries                      22,460          202
   Bg                                  18,334           87
   Bg, Cl B*                           20,778           10
   Blue Circle Industries              12,797           74
   British Petroleum                   41,753          571
   British Telecommunications          20,475          158
   BTR                                 43,929          153
   Cable & Wireless                    22,390          203
   Centrica*                           20,778           30
   Energy Group                         9,677          104
   General Electric                    21,236          138

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
UNITED KINGDOM--CONTINUED
   Glaxo Wellcome                      19,999     $    439
   Grand Metropolitan                  23,365          213
   Great Universal Stores               7,352           86
   Guinness                            18,085          164
   Hanson                              12,096           62
   HSBC Holdings                        7,895          201
   Imperial Chemical                   11,454          170
   Marks & Spencer                     40,514          417
   National Power                       9,177           88
   Reuters                             13,125          148
   RMC Group                            2,799           42
   RTZ                                 13,785          167
   Sainsbury, J.                       11,344           93
   SmithKline Beecham                  40,668          378
   Unilever                            24,920          196
   Vodafone Group                      22,646          151
                                                ----------
                                                     5,361
                                                ----------
Total Foreign Common Stocks
     (Cost $46,553)                                 54,385
                                                ----------
FOREIGN PREFERRED STOCKS (1.5%)
FINLAND (0.3%)
   Nokia, Cl A                          2,400          193
                                                ----------
GERMANY (1.0%)
   RWE                                  3,730          151
   SAP                                  1,030          317
   Volkswagen                             247          113
                                                ----------
                                                       581
                                                ----------
ITALY (0.1%)
   Fiat                                47,080           72
                                                ----------
Total Foreign Preferred Stocks
     (Cost $507)                                       846
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

INTERNATIONAL EQUITY INDEX FUND--CONCLUDED
------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)    VALUE (000)
------------------------------------------------------------
CASH EQUIVALENT (0.0%)
   Highmark Diversified
     Money Market Fund
     4.654%                                $5   $        5
                                                ----------
Total Cash Equivalent
     (Cost $5)                                           5
                                                ----------
Total Investments (98.4%)
   (Cost $47,065)                                   55,236
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (1.6%)               908
                                                ----------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization --
     no par value) based on
     4,307,478 outstanding shares of
     beneficial interest                            38,273
   Fund shares of the Investor Shares
     (unlimited authorization --
     no par value) based on 506,454
     outstanding shares of
     beneficial interest                             5,080
   Fund shares of the Flex Shares
     (unlimited authorization --
     no par value) based on 79,507
     outstanding shares of
     beneficial interest                               825
   Undistributed net investment income                 399
   Accumulated net realized gain on
     investments and foreign
     currency transactions                           3,395
   Net unrealized appreciation
     on investments                                  8,171
   Net unrealized appreciation on
     foreign currency and translation
     of other assets and liabilities
     in foreign currency                                 1
                                                ----------
Total Net Assets (100.0%)                          $56,144
                                                ==========

-----------------------------------------------------------
                                                  VALUE
-----------------------------------------------------------
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares               $ 11.49
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                  $ 11.38
                                                ==========
Maximum Offering Price Per Share --
     Investor Shares ($11.38 / 96.25%)             $ 11.82
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)            $ 11.33
                                                ==========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

INTERNATIONAL EQUITY FUND
------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FOREIGN COMMON STOCKS (91.3%)
ARGENTINA (0.6%)
   YPF ADR, Cl D                      100,000   $    3,356
                                                ----------
AUSTRALIA (4.6%)
   Australia & New Zealand
     Bank Group                       757,000        5,187
   Faulding (F.H.) &  Co.             300,141        1,506
   QBE Insurance                    1,665,585        7,348
   Telstra  Install Rcpt*           6,400,000       12,012
                                                ----------
                                                    26,053
                                                ----------
AUSTRIA (0.9%)
   Boehler-Uddeholm                    71,000        4,796
                                                ----------
BRAZIL (0.6%)
   Souza Cruz                         177,300        1,375
   Telebras ADR                        21,575        2,252
                                                ----------
                                                     3,627
                                                ----------
CANADA (1.1%)
   CAE                                 90,000          708
   Suncor                             158,000        5,209
                                                ----------
                                                     5,917
                                                ----------
FINLAND (5.2%)
   Cultor, Ser 2                       82,400        4,348
   Finnlines                          147,500        5,871
   Metra, Cl B                        132,000        3,222
   Nokia ADR, Cl A                     65,000        5,403
   UPM-Kymmene                        241,000        5,181
   Valmet                             363,000        5,419
                                                ----------
                                                    29,444
                                                ----------
FRANCE (8.1%)
   Accor                               58,500       11,063
   AXA                                 98,000        7,114
   Credit Local De France              53,380        5,545
   Elf Aquitaine                       57,000        6,616
   Isis*                               20,000        2,247
   Suez Lyonnaise des Eaux*            27,000        2,905

------------------------------------------------------------
                                      SHARES    VALUE (000)
------------------------------------------------------------
FRANCE--CONTINUED
   SGS-Thomson
     Microelectronics ADR*             31,250   $    2,193
   Technip                             77,000        7,985
                                                ----------
                                                    45,668
                                                ----------
GERMANY (5.2%)
   Bayer                               75,000        2,766
   Buderus                              9,900        4,779
   Hoechst                             90,000        3,193
   Siemens                             87,000        5,157
   Veba                                97,600        5,785
   Volkswagen                          13,000        7,381
                                                ----------
                                                    29,061
                                                ----------
GREECE (1.2%)
   Greek Telecom                      351,243        6,923
                                                ----------
HONG KONG (1.4%)
   HSBC Holdings                      246,867        5,956
   National Mutual Asia             2,330,000        2,155
                                                ----------
                                                     8,111
                                                ----------
HUNGARY (0.5%)
   Gedeon Richter                      32,000        3,004
                                                ----------
INDONESIA (0.2%)
   Modern Photo Film, F             1,963,000        1,321
                                                ----------
ISRAEL (2.3%)
   ECI Telecommunications             280,400        7,623
   Technomatrix Technologies*         105,500        3,455
   Teva Pharmaceuticals ADR            41,700        2,064
                                                ----------
                                                    13,142
                                                ----------
ITALY (4.9%)
   Banca Popolare di Milano           970,000        5,272
   ENI                              1,391,000        8,123
   Istituto Banc San  Paolo           893,300        7,402
   Saipem                           1,224,000        6,889
                                                ----------
                                                    27,686
                                                ----------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

INTERNATIONAL EQUITY FUND--CONCLUDED
------------------------------------------------------------
                                      SHARES   VALUE  (000)
------------------------------------------------------------
JAPAN (7.2%)
   Canon                              215,000   $    5,190
   FCC                                 91,000          927
   Fuji Photo Film                    139,000        5,001
   Honda Motor                        266,000        9,633
   Sony                                99,400        8,492
   TDK                                 42,000        3,424
   Terumo                             491,000        7,697
                                                ----------
                                                    40,364
                                                ----------
MALAYSIA (0.0%)
   UMW Holdings                       157,000          148
                                                ----------
NETHERLANDS (6.5%)
   Akzo Nobel                          47,200        8,304
   Gist Brocade                       277,000        7,081
   Hollandsche Beton Groep            172,760        3,130
   ING Groep                          321,000       13,052
   Philips Electronics                 77,900        5,147
                                                ----------
                                                    36,714
                                                ----------
NEW ZEALAND (0.9%)
   Fletcher Challenge
     Building Division              1,815,208        5,295
                                                ----------
NORWAY (1.3%)
   Sparebanken Nor                    215,000        7,180
                                                ----------
PANAMA (1.1%)
   Banco Latinamericano
     de Exportaciones                 150,400        6,110
                                                ----------
PERU (0.8%)
   CPT Telefoncia del Peru            104,100        2,186
   Credicorp                          115,649        2,111
                                                ----------
                                                     4,297
                                                ----------
PHILIPPINES (0.4%)
   Benpres GDR*                       684,961        2,192
                                                ----------

------------------------------------------------------------
                                      SHARES   VALUE  (000)
------------------------------------------------------------
PORTUGAL (1.7%)
   Banco Espirito Santo               120,400   $    3,389
   Portugal Telecom ADR               130,000        5,964
                                                ----------
                                                     9,353
                                                ----------
SINGAPORE (0.8%)
   Elec & Eltek International         599,000        4,403
                                                ----------
SOUTH AFRICA (1.4%)
   First Natl Bank                    187,000        1,579
   Rembrandt Group                    285,000        2,186
   Sasol                              385,000        3,880
                                                ----------
                                                     7,645
                                                ----------
SPAIN (2.7%)
   Repsol                             166,000        7,185
   Telefonica de Espana               272,000        7,849
                                                ----------
                                                    15,034
                                                ----------
SWEDEN (4.0%)
   Castellum AB*                      613,600        5,765
   Gettinge, Cl B                     301,000        4,993
   Skandia Forsakrings                200,000       10,549
   Volvo, Cl B                         50,000        1,335
                                                ----------
                                                    22,642
                                                ----------
SWITZERLAND (6.6%)
   Asea Brown Boveri Group              4,565        6,080
   Nestle                               7,500       11,048
   Novartis, Registered                 8,015       12,820
   Zurich Insurance                    17,600        7,415
                                                ----------
                                                    37,363
                                                ----------
UNITED KINGDOM (19.1%)
   Avis Europe                      2,943,300        7,731
   Bank of Ireland                    781,980       10,574
   Bass                               825,700       11,856
   BTP                              1,461,000        7,848
   Caradon                          2,544,506        8,038

================================================================================
                                                                     (UNAUDITED)

------------------------------------------------------------
                                      SHARES   VALUE  (000)
------------------------------------------------------------
UNITED KINGDOM--CONTINUED
   Compass Group                      723,000   $    8,622
   Gallaher Group                     505,000        2,738
   Granada Group                      316,865        4,534
   Imperial Tobacco Group             400,000        2,662
   London Forfaiting                  209,400        1,293
   Lucasvarity                      2,627,000        8,431
   Morgan Crucible                    717,432        5,375
   Powerscreen                        160,500        1,785
   Reckit & Colman                    289,795        4,225
   Siebe                              392,000        7,132
   Smith & Nephew                   2,406,000        6,980
   Smithkline Beecham                 616,394        5,727
   Storehouse                         500,000        2,057
                                                ----------
                                                   107,608
                                                ----------
Total Foreign Common Stocks
     (Cost $459,921)                               514,457
                                                ----------
FOREIGN PREFERRED STOCKS (1.2%)
GERMANY (1.2%)
   Man                                 27,200        6,542
                                                ----------
Total Foreign Preferred Stocks
     (Cost $6,744)                                   6,542
                                                ----------
TIME DEPOSITS (5.4%)
   Time Deposit 5.1875%
     5.188%,  12/01/97                 29,500       29,500
                                                ----------
Total Time Deposits
     (Cost $29,500)                                 29,500
                                                ----------
Total Investments (97.9%)
   (Cost $496,165)                                 550,499
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (2.1%)            11,803
                                                ----------

------------------------------------------------------------
                                               VALUE  (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value)
     based on 38,302,426 outstanding
     shares of beneficial interest                $434,607
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value)
     based on 1,019,199 outstanding shares
     of beneficial interest                         12,558
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)
     based on 1,171,737 outstanding shares of
     beneficial interest                            15,500
   Undistributed net investment income               1,541
   Accumulated net realized gain on
     investments and foreign
     currency transactions                          43,789
   Net unrealized appreciation
     on investments                                 54,334
   Net unrealized depreciation on foreign
     currency and translation of other
     assets and liabilities in foreign currency        (27)
                                                ----------
Total Net Assets (100.0%)                         $562,302
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $  13.90
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                 $  13.82
                                                ==========
Maximum Offering Price Per Share --
     Investor Shares ($13.58 / 96.25%)            $  14.36
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)           $  13.65
                                                ==========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

SUNBELT EQUITY FUND
------------------------------------------------------------
                                      SHARES   VALUE  (000)
------------------------------------------------------------
COMMON STOCKS (91.1%)
CAPITAL GOODS (9.9%)
   Agco                               136,250    $   3,730
   American Buildings*                146,203        3,911
   American Homestar*                 231,879        3,246
   Aviall*                            121,318        1,721
   Blount International                92,673        4,686
   Citation*                           48,529          834
   Kent Electronics*                   80,879        2,709
   Kuhlman                            112,854        3,985
   Maverick Tube*                     217,150        6,202
   Owens & Minor Holding              185,716        2,577
   Palm Harbor Homes*                 148,300        4,264
   Roper Industries                    76,912        2,216
   Tracor*                             74,547        2,092
   UNIFAB International*               80,879        1,638
   Watsco                              75,102        1,953
                                                ----------
                                                    45,764
                                                ----------
COMMUNICATION SERVICES (2.2%)
   Excel Communications*               91,297        2,146
   Premiere Technologies*             169,029        4,036
   USLD Communications                201,697        4,185
                                                ----------
                                                    10,367
                                                ----------
CONSUMER CYCLICALS (16.5%)
   Accustaff*                          32,352          956
   AHL Services*                       71,983        1,494
   Apple South                        202,197        3,715
   Autozone*                           80,879        2,426
   Barnett*                           232,071        4,728
   Books-A-Million*                   340,981        2,280
   Central Parking                     58,232        3,352
   Claire's Stores                    127,925        2,894
   Dollar General                     138,925        5,227
   Family Dollar Stores               268,290        7,428
   Home Depot                          28,943        1,619
   Norrell                            241,946        5,897
   O'Charleys*                        143,043        2,575

------------------------------------------------------------
                                      SHARES   VALUE  (000)
------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
   Pier 1 Imports                      61,742   $    1,382
   Play By Play Toys & Novelties*      84,388        1,392
   Promus Hotel*                      186,949        7,758
   Staffmark*                         211,904        7,390
   Stein Mart*                        185,929        5,485
   Suburban Lodges of America*        152,704        3,741
   Tractor Supply*                    150,773        2,337
   Unifi                               64,704        2,459
                                                ----------
                                                    76,535
                                                ----------
CONSUMER STAPLES (2.2%)
   Educational Medical*               149,404        1,158
   Flowers Industries                 265,923        5,302
   Richfood Holdings                  130,050        3,552
                                                ----------
                                                    10,012
                                                ----------
ENERGY (17.5%)
   Anadarko Petroleum                 110,051        7,153
   Baker Hughes                        43,643        1,828
   BJ Services*                       104,731        7,521
   Camco International                114,107        7,160
   Core Laboratories N.V.*            101,097        3,665
   Diamond Offshore Drilling           75,922        3,787
   Ensco International                204,570        7,313
   Global Industries*                 530,182        8,483
   Global Marine*                     137,038        3,606
   J. Ray McDermott S.A.*              48,509        1,792
   Nuevo Energy*                      175,269        7,307
   Oceaneering International*          96,942        1,999
   Pride International*                63,615        1,757
   St. Mary Land & Exploration         75,268        3,114
   Stone Energy*                      269,358        7,744
   Transocean Offshore                 85,542        4,058
   World Fuel Services                 98,084        2,759
                                                ----------
                                                    81,046
                                                ----------
32

================================================================================
                                                                     (UNAUDITED)

------------------------------------------------------------
                                      SHARES   VALUE  (000)
------------------------------------------------------------
FINANCIALS (14.7%)
   AmSouth Bancorp                     58,261   $    3,033
   Bank United, Cl A                   57,062        2,397
   Capital One Financial               80,879        3,665
   CCB Financial                       49,673        4,769
   Central Fidelity Banks              26,628        1,283
   Crestar Financial                   48,528        2,493
   Cullen/Frost Bankers                21,303        1,132
   Equity Inns REIT                   209,223        3,178
   Fairfield Communities*             254,548       11,789
   First Virginia Banks                79,885        3,820
   Nova*                              186,163        4,980
   PMT Services*                      401,902        6,330
   Profit Recovery Group
     International*                   161,758        2,477
   Regions Financial                   74,394        2,874
   Texas Regional Bancshares, Cl A     62,167        1,717
   Triad Guaranty*                    228,810        6,750
   Union Planters                      58,164        3,592
   Winston Hotels REIT                109,869        1,538
                                                ----------
                                                    67,817
                                                ----------
HEALTH CARE (7.2%)
   Beverly Enterprises*               218,184        3,709
   Compdent*                          138,561        2,823
   Gulf South Medical Supply*         254,111        8,290
   Healthsouth*                       143,573        3,769
   Phycor*                            239,268        5,892
   Quorum Health Group*               219,987        5,280
   Serologicals*                      166,756        3,710
                                                ----------
                                                    33,473
                                                ----------
TECHNOLOGY (15.6%)
   Acxiom*                            228,244        3,923
   Benchmark Electronics*             166,840        4,692
   Billing Information Concepts*       38,041        1,693
   Cybex Computer Products*            90,900        2,363
   Dallas Semiconductor               100,347        4,904
   Datastream Systems*                 60,660        1,926

--------------------------------------------------------------
                                    SHARES/FACE
                                   AMOUNT (000)  VALUE  (000)
--------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Harbinger*                         185,148   $    5,554
   HBO                                121,318        5,444
   Input/Output*                      302,943        7,839
   Kemet*                              80,878        1,911
   National Data                       84,991        3,007
   Nichols Research*                  235,671        5,538
   SCB Computer Technology*           445,648        8,245
   Scientific-Atlanta                 161,758        3,235
   Sterling Commerce*                 223,095        7,753
   Texas Instruments                   80,878        3,983
                                                ----------
                                                    72,010
                                                ----------
TRANSPORTATION (5.3%)
   American Freightways*              359,056        5,161
   Covenant Transportation
     Incorporated, Cl A*              213,851        3,422
   Hunt J B Transportation Services   402,308        6,538
   M.S. Carriers*                      80,879        1,951
   MTL*                                79,826        2,125
   Southwest Airlines                 109,186        2,668
   USA Truck*                         213,635        2,617
                                                ----------
                                                    24,482
                                                ----------
Total Common Stocks
     (Cost $304,039)                               421,506
                                                ----------
CONVERTIBLE BONDS (8.5%)
   Baker Hughes, CV to 18.5990
     Shares, Callable 05/05/98
     @ 70.683 (A) (D)
     0.000%,  05/05/08                 $2,833        2,366
   Career Horizons, CV to 88.1057
     Shares, Callable 11/01/98 @ 104
     7.000%,  11/01/02                  2,373        6,383
   Diamond Offshore, CV to
     24.6910 Shares, Callable
     02/22/01 @ 102.08
     3.750%,  02/15/07                  5,661        7,635

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

SUNBELT EQUITY FUND--CONCLUDED
-------------------------------------------------------------
                                    FACE AMOUNT
                                       (000)   VALUE  (000)
-------------------------------------------------------------
CONVERTIBLE BONDS--CONTINUED
   Home Depot, CV to 21.6998
     Shares, Callable 10/02/99
     @ 100.81
     3.250%,  10/01/01                 $2,426   $    3,160
   Pier 1 Imports, CV to 81.1030
     Shares, Callable 10/01/99 @ 103
     5.750%,  10/01/03                  2,354        4,428
   Pride International, CV to
     81.6330 Shares, Callable
     03/01/99 @ 103.125
     6.250%,  02/15/06                  3,999        9,308
   Sci Systems, CV to 41.0172
     Shares, Callable 05/01/99
     @ 103.5
     5.000%,  05/01/06                  3,029        5,876
                                                ----------
Total Convertible Bonds
     (Cost $35,827)                                 39,156
                                                ----------
REPURCHASE AGREEMENT (0.8%)
   Swiss Bank
     5.65%, dated 11/28/97, matures
     12/01/97, repurchase price $3,759,119
     (collateralized by US Treasury Notes:
     market value $3,837,747)           3,757        3,757
                                                ----------
Total Repurchase Agreement
     (Cost $3,757)                                   3,757
                                                ----------
Total Investments (100.4%)
   (Cost $343,623)                                 464,419
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-0.4%)           (1,668)
                                                ----------

------------------------------------------------------------
                                               VALUE  (000)
------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value)
     based on 27,366,194 outstanding shares
     of beneficial interest                       $275,489
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value)
     based on 1,968,129 outstanding shares
     of beneficial interest                         18,532
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)
     based on 446,103 outstanding shares of
     beneficial interest                             5,667
   Overdistributed net investment income            (3,398)
   Accumulated net realized gain
     on investments                                 45,665
   Net unrealized appreciation
     on investments                                120,796
                                                ----------
Total Net Assets (100.0%)                         $462,751
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $  15.56
                                                ==========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                 $  15.27
                                                ==========
Maximum Offering Price Per Share --
     Investor Shares ($15.27/ 96.25%)             $  15.86
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)           $  15.14
                                                ==========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

INVESTMENT GRADE TAX-EXEMPT BOND FUND
-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
MUNICIPAL BONDS (101.1%)
ALABAMA (2.0%)
   State Docks Department,
     Docks Facility, RB (MBIA)
     5.250%,  10/01/99                 $1,500   $    1,519
     5.250%,  10/01/00                  1,000        1,020
     5.250%,  10/01/01                  1,000        1,027
                                                ----------
                                                     3,566
                                                ----------
ARIZONA (0.7%)
   Scottsdale, GO
     5.500%,  07/01/14                  1,250        1,316
                                                ----------
CALIFORNIA (3.0%)
   Contra Costa Transportation
     Authority, Sales Tax,
     Ser A, RB (FGIC)
     6.000%,  03/01/09                  1,000        1,113
   Long Beach, Harbor Revenue,
     Ser A, RB (FGIC)
     6.000%,  05/15/11                  2,500        2,705
   Northern California, Power
     Agency, Geothermal Project,
     Ser A, RB (AMBAC)
     5.850%,  07/01/10                  1,295        1,425
                                                ----------
                                                     5,243
                                                ----------
COLORADO (4.3%)
   Arapahoe County, Cherry
     Creek School District, GO
     4.750%,  12/15/00                  6,360        6,486
   State, Public Highway Authority,
     Ser C, RB (MBIA)
     6.000%,  09/01/07                  1,000        1,105
                                                ----------
                                                     7,591
                                                ----------
CONNECTICUT (0.6%)
   State, Special Tax Obligation,
     Transportation Infrastructure-C ,
     GO (FGIC)
     5.500%,  10/01/00                  1,000        1,037
                                                ----------

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
FLORIDA (8.7%)
   Alachua County, State Health
     Facilities Authority, Shands
     Teaching Hospital, Ser B, RB,
     VRDN (MBIA) (C) (D)
     3.850%,  12/01/26                 $6,000   $    6,000
   Orange County, State Health
     Facilities Authority, Orlando
     Regional Healthcare, RB (MBIA)
     6.250%,  10/01/13                  1,000        1,134
   Tampa, Allegany Health, RB,
     Pre-Refunded 12/01/99
     @ 102 (FGIC) (F)
     7.375%,  12/01/23                  3,500        3,788
   Tampa, Capital Improvement
     Program, Ser B, RB, Callable
     10/01/98 @ 100 (E)
     8.375%,  10/01/18                  1,000        1,029
   Tampa, Occupational License Tax,
     Ser A, RB (FGIC) (C)
     3.850%,  10/01/18                  3,600        3,600
                                                ----------
                                                    15,551
                                                ----------
GEORGIA (5.7%)
   Henry County, Hospital Authority,
     Henry Medical Center Project,
     RB (AMBAC)
     5.500%,  07/01/07                  1,000        1,065
   State, GO
     7.250%,  07/01/99                  1,305        1,371
   State Municipal Electric Authority,
     Ser A, RB (MBIA)
     6.000%,  01/01/07                  1,000        1,098
   State Municipal Electric Authority,
     Ser B, RB (AMBAC)
     6.000%,  01/01/05                  3,555        3,873
   State Municipal Electric Authority,
     Ser B, RB (FGIC)
     5.550%,  01/01/07                  1,500        1,596
     6.250%,  01/01/12                  1,000        1,122
                                                ----------
                                                    10,125
                                                ----------

SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONTINUED
-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
ILLINOIS (6.9%)
   State Educational Facilities
     Authority, Northwestern
     University, RB, Mandatory
     Put 11/01/08 @ 100 (D)
     4.950%,  11/01/32                $10,000   $   10,075
   State Health Facilities Authority,
     Trinity Medical Center Project,
     RB, Callable 07/01/02
     @ 102 (FSA)
     7.000%,  07/01/12                  2,000        2,229
                                                ----------
                                                    12,304
                                                ----------
INDIANA (2.1%)
   State, Office Building Commission,
     Capital Complex, Ser C,
     RB (MBIA)
     7.400%,  07/01/15                  3,000        3,799
                                                ----------
MARYLAND (1.8%)
   Baltimore, Metropolitan District,
     GO, Callable 07/01/02 @ 102
     5.900%,  07/01/04                  1,000        1,080
   Montgomery County, Ser A, GO
     5.100%,  04/01/99                  2,000        2,031
                                                ----------
                                                     3,111
                                                ----------
MASSACHUSETTS (8.3%)
   Boston, City Hospital Project, RB,
     Pre-Refunded 02/15/98
     @ 100 (FHA) (F)
     7.650%,  02/15/10                  1,270        1,408
   Commonwealth, GO (C)
     3.950%,  12/01/97                  7,060        7,060
   Commonwealth, Special
     Obligation, Ser A, RB
     5.500%,  06/01/12                  4,000        4,217
     5.500%,  06/01/13                  2,000        2,103
                                                ----------
                                                    14,788
                                                ----------

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
MISSOURI (1.7%)
   St. Louis, Water Utility
     Improvements, RB, Callable
     07/01/04 @ 102 (FGIC)
     5.950%,  07/01/06                 $1,170   $    1,281
   State Health & Educational
     Facilities Authority, Health
     Care Projects, Ser B, RB,
     Callable 06/01/00 @ 102
     (ETM) (MBIA) (F)
     7.000%,  06/01/05                  1,500        1,663
                                                ----------
                                                     2,944
                                                ----------
NEBRASKA (1.2%)
   Omaha, Public Power & Electric
     Authority, Ser A, RB,
     Pre-Refunded 02/01/02
     @ 101.5 (F)
     6.500%,  02/01/17                  2,000        2,191
                                                ----------
NEVADA (0.7%)
   State, Colorado River
     Commission, Power
     Delivery, Ser A, GO
     7.000%,  09/15/07                  1,120        1,327
                                                ----------
NEW JERSEY (1.7%)
   State Building Authority, RB
     6.000%,  06/15/07                  1,355        1,497
   State Turnpike Authority,
     Ser A, RB (AMBAC)
     5.600%,  01/01/00                  1,500        1,545
                                                ----------
                                                     3,042
                                                ----------
NEW MEXICO (1.8%)
   Santa Fe, Utility Revenue,
     Ser A, RB (AMBAC)
     8.000%,  06/01/07                  2,520        3,158
                                                ----------
36

================================================================================
                                                                     (UNAUDITED)

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
NEW YORK (9.0%)
   State, Pre-Refunded 03/01/00
     @ 102 (AMBAC) (F)
     7.100%,  03/01/20                 $1,650   $    1,788
   State Dormitory Authority, RB,
     Callable 07/01/14 @ 100 (FSA)
     5.750%,  07/01/18                  1,800        1,943
   State, Municipal Assistance,
     City of New York, Ser L, RB
     6.000%,  07/01/07                  1,970        2,172
   State Thruway Authority,
     Highway & Bridge, RB,
     Pre-Refunded 04/01/02 @ 101 (F)
     6.250%,  04/01/07                  3,500        3,797
   State, Urban Development,
     Correctional Facilities, RB,
     Callable 01/01/03 @ 102
     (AMBAC)
     5.625%,  01/01/07                  2,300        2,430
   State, Urban Development,
     Correctional Facilities, Ser 6, RB
     6.000%,  01/01/06                  3,550        3,811
                                                ----------
                                                    15,941
                                                ----------
NORTH CAROLINA (0.6%)
   State Municipal Power Agency,
     Catawba Electric, RB (MBIA)
     6.000%,  01/01/10                  1,000        1,099
                                                ----------
OHIO (3.1%)
   Columbus, Limited Tax, Ser 1, GO
     5.000%,  06/15/08                  2,790        2,873
   Columbus, Limited Tax, Ser 1, GO,
     Callable 06/15/08 @ 101
     5.000%,  06/15/17                  1,510        1,493

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
OHIO--CONTINUED
   State Water Development
     Authority, Community
     Assistance, RB (AMBAC)
     6.000%,  06/01/07                 $1,035   $    1,142
                                                ----------
                                                     5,508
                                                ----------
PENNSYLVANIA (8.3%)
   Allegheny County, Pittsburgh
     International Airport,
     Ser A, RB (MBIA)
     5.500%,  01/01/05                  7,400        7,799
     5.750%,  01/01/11                  2,500        2,659
     5.750%,  01/01/13                  4,000        4,241
                                                ----------
                                                    14,699
                                                ----------
SOUTH DAKOTA (1.8%)
   State Health & Educational
     Facility Authority, St. Lukes
     Midland Regional Medical, RB,
     Callable 07/01/01 @ 102 (MBIA)
     6.625%,  07/01/11                  3,000        3,239
                                                ----------
TENNESSEE (6.0%)
   Metropolitan Nashville Airport,
     Ser C, RB, Callable 07/01/01
     @ 102 (FGIC)
     6.600%,  07/01/15                  3,900        4,235
   Shelby County, GO, Pre-Refunded
     12/01/00 @ 102 (F)
     6.250%,  12/01/09                  2,000        2,156
   State, GO
     5.000%,  05/01/99                  4,220        4,283
                                                ----------
                                                    10,674
                                                ----------
TEXAS (9.6%)
   Harris County, Health Facilities
     Development, Memorial
     Hospital System, Ser A, RB,
     Pre-Refunded 06/01/04 @ 102 (F)
     6.625%,  06/01/24                  5,860        6,629

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONCLUDED
-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
TEXAS--CONTINUED
   Houston, Water & Sewer System,
     Junior Lien, Ser A, RB,
     Pre-Refunded 12/01/05
     @ 100 (MBIA) (F)
     6.200%,  12/01/25                 $2,000   $    2,227
   North Central, Health Facility
     Development, Health Resources
     System, Ser B, RB, Callable
     02/15/08 @ 102 (MBIA)
     5.750%,  02/15/13                  2,120        2,234
   State, Water Development Board,
     Revolving Fund, Senior Lien, RB,
     Callable 07/15/02 @ 102
     6.000%,  07/15/03                  2,000        2,166
   Tarrant County, Health Facilities
     Development, Health Resources
     System, Ser A, RB (MBIA)
     5.750%,  02/15/15                  2,565        2,733
   University of Texas, Ser B, RB
     6.300%,  08/15/99                  1,000        1,037
                                                ----------
                                                    17,026
                                                ----------
UTAH (3.8%)
   State, Intermountain Power Agency,
     Power Supply, Ser A,
     RB (AMBAC)
     6.500%,  07/01/11                  1,500        1,733
   State, Intermountain Power Agency,
     Power Supply, Ser E, RB (FSA)
     6.250%,  07/01/08                  3,000        3,374
     6.250%,  07/01/09                  1,545        1,748
                                                ----------
                                                     6,855
                                                ----------
VIRGINIA (2.9%)
   Commonwealth, Transportation
     Board, Northern Virginia
     Transportation District, Ser B,
     RB, Callable 05/15/07 @ 101
     7.250%,  05/15/20                  4,315        5,172
                                                ----------

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
WASHINGTON (3.9%)
   Grant County, Quincy School
     District, GO (FGIC)
     6.000%,  12/01/08                 $1,000   $    1,112
   State, Ser B, GO, Callable
     05/01/04 @ 100
     5.750%,  05/01/14                  5,600        5,831
                                                ----------
                                                     6,943
                                                ----------
WISCONSIN (0.9%)
   Milwaukee County, Ser A,
     GO (MBIA)
     5.250%,  10/01/03                  1,550        1,621
                                                ----------
Total Municipal Bonds
     (Cost $177,902)                               179,870
                                                ----------
CASH EQUIVALENTS (1.5%)
   AIM Management
     Institutional Tax-Free             2,647        2,647
   SEI Tax Exempt Trust
     Institutional Tax-Free Portfolio      83           83
                                                ----------
Total Cash Equivalents
     (Cost $2,730)                                   2,730
                                                ----------
Total Investments (102.6% of Net Assets)
   (Cost $180,632)                                 182,600
                                                ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

FLORIDA TAX-EXEMPT BOND FUND
-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
MUNICIPAL BONDS (98.5%)
FLORIDA (91.8%)
   Alachua County, State Health
     Facilities Authority, Shands
     Teaching Hospital, Ser B, RB,
     VRDN (MBIA) (C) (D)
     3.850%,  12/01/26                $   300    $     300
   Brevard County, School Board,
     Ser A, COP (AMBAC)
     5.400%,  07/01/12                  1,500        1,577
   Broward County, School District,
     COP, Callable 07/01/07
     @ 101 (AMBAC)
     5.100%,  07/01/09                  1,465        1,498
   Broward County, School District,
     GO, Pre-Refunded 02/15/99
     @ 102 (F)
     7.125%,  02/15/08                    400          423
   Brevard County, State Health
     Facilities Authority, Holmes
     Medical Center Project, RB,
     Callable 10/01/03 @ 102 (MBIA)
     5.700%,  10/01/08                  3,000        3,197
   Brevard County, State Health
     Facilities Authority, Wuesthoff
     Memorial Hospital Project,
     RB (MBIA)
     6.250%,  04/01/06                    930        1,040
   Citrus County, Pollution Control,
     Florida Power, RB Callable
     08/01/02 @ 102
     6.350%,  02/01/22                    335          358
   Dade County, Aviation Revenue,
     Ser A, RB, Callable 10/01/05
     @ 102 (AMBAC)
     6.000%,  10/01/09                    500          548
   Dade County, Ser CC,
     GO (AMBAC)
     7.125%,  10/01/11                  1,810        2,217

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
FLORIDA--CONTINUED
   Dade County, School Board,
     Ser B, COP (AMBAC)
     5.750%,  08/01/03                $   600    $     643
   Dade County, School District,
     GO, Pre-Refunded 07/01/99
     @ 102 (F)
     7.200%,  07/01/02                  2,000        2,136
     7.375%,  07/01/08                    250          268
   Dade County, Seaport, RB (MBIA)
     6.200%,  10/01/08                    750          849
     6.500%,  10/01/09                  1,000        1,159
     6.200%,  10/01/10                  1,000        1,131
   Dade County, State Educational
     Facilities Authority, University
     of Miami, RB, Callable 04/01/06
     @ 102 (MBIA)
     5.750%,  04/01/20                  2,000        2,082
   Dade County, State Educational
     Facilities Authority, University
     of Miami, Ser A, RB (MBIA)
     6.000%,  04/01/08                    755          835
   Dade County, Water &
     Sewer System, RB (FGIC)
     6.250%,  10/01/09                    750          852
   Deerfield Beach, Water &
     Sewer Revenue, RB (FGIC)
     6.125%,  10/01/06                    250          279
   Gainesville, Utility Systems,
     Ser A, RB
     5.750%,  10/01/04                  1,300        1,406
     5.750%,  10/01/09                    500          548
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/08 (FGIC)
     5.650%,  12/01/15                    460          493
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/09 (FGIC)
     5.750%,  12/01/15                    410          441

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

FLORIDA TAX-EXEMPT BOND FUND--CONTINUED
-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
FLORIDA--CONTINUED
   Hillsborough County, Aviation
     Authority, Tampa International
     Airport, Ser B, RB, Callable
     10/01/06 @ 101 (AMBAC)
     5.125%,  10/01/17                 $1,250   $    1,231
   Hillsborough County, Capital
     Improvement Program,
     RB (FGIC) (ETM)
     5.900%,  08/01/04                    300          326
   Hillsborough County, Capital
     Improvement Program,
     Ser B, RB, Callable 07/01/06
     @102 (MBIA)
     5.125%,  07/01/22                  3,000        2,936
   Hillsborough County, School
     Board Revenue, COP,
     Callable 07/01/06 @ 100 (MBIA)
     5.875%,  07/01/08                  1,000        1,082
   Hillsborough County, University
     Community Hospital, RB (MBIA)
     6.500%,  08/15/19                    145          170
   Indian Trace Community, Water
     Management Split Benefit,
     Ser A-1, RB, Callable 05/01/05
     @ 102 (MBIA)
     5.500%,  05/01/07                    455          486
   Jacksonville, Excise Tax, Ser B,
     RB, AMT, Callable 10/01/03
     @ 100 (FGIC)
     5.200%,  10/01/04                  1,500        1,554
   Jacksonville, State Health Facilities
     Authority, Charity Obligation
     Group, Ser A, RB , Callable
     08/15/07 @ 101
     5.125%,  08/15/27                  1,000          970
   Jacksonville, State Health Facilities
     Authority, Charity Obligation
     Group, Ser A, RB , Callable
     08/15/07 @ 101 (MBIA)
     5.250%,  08/15/15                  2,000        2,016

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
FLORIDA--CONTINUED
   Jacksonville, Water & Sewer
     Revenue, RB, Callable
     10/01/06 @ 102 (MBIA)
     5.000%,  10/01/20                $   610    $     633
   Lakeland, Electric & Water
     Revenue, RB
     6.650%,  10/01/98                    100          102
   Lakeland, Electric & Water
     Revenue, RB (FGIC)
     6.500%,  10/01/05                  1,000        1,136
     6.000%,  10/01/07                  1,000        1,111
   Manatee County, Community
     Redevelopment Administration,
     Center Project, RB, Callable
     04/01/00 @ 102 (MBIA)
     7.000%,  04/01/08                  1,000        1,078
   Martin County, State Health
     Facilities Authority, Martin
     Memorial Medical Center,
     Ser B, RB, Callable 11/15/07
     @ 102 (MBIA)
     5.150%,  11/15/11                  1,070        1,084
   North Broward, Hospital District
     Revenue, RB (MBIA)
     5.950%,  01/01/01                  1,000        1,053
   Orange County, State Health
     Facilities Authority, Orlando
     Regional Healthcare, RB (MBIA)
     6.250%,  10/01/13                  1,000        1,134
   Orange County, State Housing
     Finance Authority, Single
     Family Mortgage, Ser B, RB,
     Callable 9/01/07 @ 102
     5.800%,  09/01/17                    760          779
   Orange County, Public Facilities
     Revenue, Ser A, RB, Callable
     10/01/04 @ 102 (AMBAC)
     5.650%,  10/01/07                    200          215

================================================================================
                                                                     (UNAUDITED)

-------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
-------------------------------------------------------------
FLORIDA--CONTINUED
   Orlando, Community Water &
     Electric Revenue, RB (ETM)
     9.625%,  10/01/03                $   450    $     570
   Orlando, Community Water &
     Electric Revenue, Ser D, RB
     6.750%,  10/01/17                    500          601
   Osceola County, COP (AMBAC)
     6.250%,  06/01/01                  1,760        1,882
     6.250%,  06/01/04                  2,105        2,328
     6.250%,  06/01/05                  2,240        2,498
   Palm Beach, Solid Waste Authority,
     Ser A, RB (AMBAC)
     6.000%,  10/01/09                  1,000        1,114
   Palm Beach, State Health Facilities
     Authority, JFK Medical Center
     Project, RB, Pre-Refunded
     12/01/03 @ 102 (FSA)
     5.750%,  12/01/14                    165          179
   Palm Beach County, Apartment
     System, RB, Callable 10/01/01
     @ 102 (MBIA)
     7.625%,  10/01/04                  1,410        1,598
   Pinellas County, Morton Plant
     Health Systems Project, RB,
     Callable 11/15/03 @ 102 (MBIA)
     5.500%,  11/15/08                  1,500        1,577
   Pinellas County, State Housing
     Finance Authority, Single
     Family Mortgage, Ser C, RB,
     Callable 03/01/07 @ 102
     5.050%,  09/01/07                    215          218
     5.100%,  09/01/08                    230          233
   Plant City, Utility System
     Revenue, RB, Callable
     10/01/04 @ 101 (MBIA)
     6.000%,  10/01/15                    400          446

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
FLORIDA--CONTINUED
   Port Saint Lucie, RB, Callable
     09/01/07 @ 101 (MBIA)
     5.125%,  09/01/27                 $1,000      $   977
   Reedy Creek, Utility Revenue,
     Ser 1991-1, RB, Pre-Refunded
     10/01/01 @ 101 (MBIA) (F)
     6.250%,  10/01/11                    240          259
   South Broward, Hospital District,
     RB, Callable 05/01/03
     @ 102 (AMBAC)
     7.500%,  05/01/08                  1,920        2,217
   State Board of Education, Ser B,
     GO, Callable 06/01/01 @ 101
     6.000%,  06/01/22                    500          525
   State Board of Education, Ser C,
     GO, Pre-Refunded 06/01/97
     @ 102 (ETM) (F)
     7.100%,  06/01/07                    190          203
   State Board of Education, Capital
     Outlay, Ser A, GO, Pre-Refunded
     06/01/00 @ 102 (F)
     7.250%,  06/01/23                  2,095        2,291
   State Board of Education, Capital
     Outlay, Ser B, GO (F)
     6.000%,  06/01/02                  1,000        1,067
   State Board of Education, Capital
     Outlay, Ser B, GO, Callable
     06/01/02 @ 101
     5.900%,  06/01/12                    450          472
     6.000%,  06/01/15                    170          180
   State Board of Finance Department,
     General Services Revenue,
     Environmental Preservation
     2000, Ser A, RB (AMBAC)
     5.300%,  07/01/04                    460          485
     5.125%,  07/01/07                  1,000        1,041

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
FLORIDA--CONTINUED
   State Board of Finance Department,
     General Services Revenue,
     Environmental Preservation 2000,
     Ser B, RB (AMBAC)
     6.000%,  07/01/09                 $3,000     $  3,343
   State Department of Natural
     Resources, Preservation 2000
     Project, Ser A, RB, Pre-Refunded
     07/01/01 @ 102 (AMBAC) (F)
     6.750%,  07/01/06                     80           88
   State Department of Transportation,
     Right of Way, GO
     6.000%,  07/01/06                  2,000        2,212
   State Department of Transportation,
     Turnpike Authority, Ser A,
     RB (AMBAC)
     5.500%,  07/01/03                  1,000        1,059
   State Keys, Aqueduct Authority
     Revenue, RB, Pre-Refunded
     09/01/01 @ 101 (AMBAC)
     6.750%,  09/01/21                    170          186
   State Municipal Power Agency,
     Saint Lucie Project, RB,
     Callable 12/08/97 @ 100
     5.000%,  10/01/17                    500          494
   Tallahassee Construction Utility
     System, Pre-Refunded
     10/01/99 @ 102 (F)
     6.900%,  10/01/14                    240          257
   Tampa, RB, Callable 10/01/01
     @ 102 (AMBAC)
     7.050%,  10/01/07                  1,000        1,109
                                                   -------
                                                    75,085
                                                   -------
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
PUERTO RICO (6.7%)
   Commonwealth, GO (MBIA)
     5.650%,  07/01/15                 $1,000      $ 1,072
   Commonwealth, Highway &
     Transportation Authority,
     Ser Z, RB (MBIA)
     6.250%,  07/01/14                  2,000        2,277
   Electric Power Authority,
     RB (MBIA)
     6.125%,  07/01/09                  1,000        1,124
   Electric Power Authority, Ser S, RB
     5.500%,  07/01/00                    200          207
   Public Buildings Authority
     Revenue, Guaranteed
     Government Facilities,
     Ser A, RB (AMBAC)
     6.250%,  07/01/14                    750          854
                                                   -------
                                                     5,534
                                                   -------
Total Municipal Bonds
     (Cost $78,274)                                 80,619
                                                   -------
CASH EQUIVALENTS (1.8%)
   AIM Management Institutional
     Tax-Free Portfolio                   202          202
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                 1,226        1,226
                                                   -------
Total Cash Equivalents
     (Cost $1,428)                                   1,428
                                                   -------
Total Investments (100.3%)
   (Cost $79,702)                                   82,047
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)             (227)
                                                   -------

================================================================================
                                                                     (UNAUDITED)


--------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------

NET ASSETS:
   Fund shares of the Trust Shares
     (unlimited authorization -- no par value)
     based on 6,888,765 outstanding shares of
     beneficial interest                           $70,732
   Fund shares of the Investor Shares
     (unlimited authorization -- no par value)
     based on 300,276 outstanding shares of
     beneficial interest                             2,962
   Fund shares of the Flex Shares
     (unlimited authorization -- no par value)
     based on 554,894 outstanding shares of
     beneficial interest                             5,749
   Accumulated net realized gain
     on investments                                     32
   Net unrealized appreciation
     on investments                                  2,345
                                                   -------
Total Net Assets (100.0%)                          $81,820
                                                   =======

--------------------------------------------------------------

                                                    VALUE
--------------------------------------------------------------
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares               $ 10.56
                                                   =======
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                  $ 10.57
                                                   =======
Maximum Offering Price Per Share --
     Investor Shares ($10.57 / 96.25%)             $ 10.98
                                                   =======
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)            $ 10.58
                                                   =======

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

STATEMENT OF NET ASSETS
================================================================================

STI CLASSIC FUNDS  NOVEMBER 30, 1997

TENNESSEE TAX-EXEMPT BOND FUND
---------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
---------------------------------------------------------------
MUNICIPAL BONDS (88.2%)
PUERTO RICO (11.3%)
   Commonwealth, GO, Callable
     07/01/05 @ 100 (MBIA)
     5.500%,  07/01/13                   $175      $   180
   Commonwealth, Highway &
     Transportation Authority,
     Ser Z, RB (MBIA)
     6.250%,  07/01/15                    500          571
                                                   -------
                                                       751
                                                   -------
TENNESSEE (76.9%)
   Chattanooga, GO, Callable
     08/01/02 @ 102
     5.900%,  08/01/05                     50           54
   Chattanooga, Health Facilities Board,
     Memorial Hospital Project,
     Ser A, RB (MBIA)
     6.300%,  09/01/05                     20           22
   Chattanooga-Hamilton County,
     Erlanger Medical Center Project,
     RB (FSA)
     5.600%,  10/01/08                     50           54
   Hamilton County, GO, Callable
     07/01/04 @ 102
     5.500%,  07/01/08                    100          105
   Harpeth Valley, Utility District
     Revenue, RB, Callable
     09/01/03 @ 102
     5.625%,  09/01/07                    100          106
   Jackson, Water & Sewer Utilities
     Revenue, RB, Callable 07/01/06
     @ 100 (AMBAC)
     5.250%,  07/01/11                    200          203
   Johnson City, Water & Sewer
     Regulation System, GO,
     Callable 05/01/06 @ 100
     (AMBAC)
     5.800%,  05/01/09                    100          107

----------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
----------------------------------------------------------------
TENNESSEE--CONTINUED
   Kingsport, GO
     5.500%,  09/01/02                  $  50      $    53
   Knox County, First Utility
     District Sewer Revenue, RB,
     Callable 12/01/97 @ 100 (ETM)
     7.250%,  12/01/05                     55           65
   Knox County, Health Facilities
     Board, Mercy Health Systems,
     Ser B, RB, Callable 09/01/05
     @ 100 (AMBAC)
     5.875%,  09/01/15                     50           52
   Knoxville, Natural Gas Revenue,
     Ser E, RB, Callable 03/01/03 @ 100
     5.900%,  03/01/10                    100          105
   Madison County, Ser A, GO,
     Callable 08/01/01 @ 102
     6.000%,  08/01/05                     40           43
   Madison County, Water Revenue,
     RB, Callable 02/01/08
     @ 100 (MBIA)
     5.500%,  02/01/09                    250          263
   Memphis-Shelby County, Airport
     Authority, RB, Callable 09/01/05
     @ 100 (MBIA)
     5.550%,  09/01/08                     50           52
   Memphis-Shelby County, Airport
     Authority, Ser B, RB, AMT (MBIA)
     6.500%,  02/15/09                     85           97
   Metro Government, Nashville &
     Davidson County, Convention
     Center Project, GO (ETM)
     6.250%,  03/01/10                    200          225
   Metro Government, Nashville &
     Davidson County, Correctional
     Facility Improvements, RB,
     Callable 09/01/01 @ 102
     7.000%,  09/01/11                    100          109

================================================================================
                                                                     (UNAUDITED)
---------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
---------------------------------------------------------------
TENNESSEE--CONTINUED
   Metro Government, Nashville &
     Davidson County, Electric System
     Revenue, RB
     5.625%,  05/15/14                   $200      $   209
   Metro Government, Nashville &
     Davidson County, Electric System
     Revenue, RB (ETM)
     6.000%,  07/01/04                    100          109
   Metro Government, Nashville &
     Davidson County, Vanderbilt
     University Hospital, RB,
     Callable 07/01/06 @ 100 (ETM)
     6.100%,  07/01/10                    100          109
   Metro Government, Nashville &
     Davidson County, Vanderbilt
     University, Ser A, RB
     5.500%,  01/01/06                    125          133
   Metro Government, Nashville &
     Davidson County, Water &
     Sewer Revenue, RB (ETM)
     6.500%,  12/01/14                    225          261
   Metro Government, Nashville &
     Davidson County, Water &
     Sewer Revenue, RB, Callable
     01/01/04 @ 100 (AMBAC)
     5.900%,  01/01/07                    100          106
   Metro-Nashville, Airport Authority,
     Special Facilities-American
     Airlines Project, Ser A, RB (C)
     3.850%,  10/01/12                    400          400
   Nashville & Davidson County,
     State Sports Authority Stadium
     Project, RB, Callable 07/01/06
     @ 101 (AMBAC)
     5.750%,  07/01/15                    100          105
   Shelby County, Ser A, GO
     5.500%,  03/01/10                    300          318
   Shelby County, School Boards, GO,
     Callable 03/01/02 @ 101
     5.800%,  03/01/10                    300          319

---------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
---------------------------------------------------------------
TENNESSEE--CONTINUED
   State GO, Ser A, Callable
     03/01/07 @ 100
     5.500%,  03/01/09                 $   50      $    53
   State GO, Ser C
     5.000%,  03/01/04                    100          104
   State Housing Development
     Agency, Ser A, RB (AMBAC)
     6.550%,  01/01/08                     50           52
   State Housing Development
     Agency, Homeownership
     Program-Issue 3a, RB, AMT (A)
     0.000%,  07/01/05                  1,000          690
   State Local Development Authority,
     State Loan Program, Ser A, RB,
     Callable 03/01/04 @ 100
     7.000%,  03/01/12                     50           55
   State Metropolitan Nashville Airport,
     Ser B, RB, Pre-Refunded 07/01/01
     @ 102 (FGIC) (F)
     7.750%,  07/01/06                    100          113
   State School Board Authority,
     Higher Education Facilities,
     Ser A, RB, Callable 05/01/02
     @ 101.50
     5.800%,  05/01/04                    150          160
   Sullivan County, Health Facilities
     Board, Holston Valley Health,
     RB, Callable 02/15/03
     @ 102 (MBIA)
     5.750%,  02/15/13                     50           52
   Williamson County, Rural School,
     GO, Callable 09/01/06 @ 100
     5.400%,  09/01/07                     50           53
                                                   -------
                                                     5,116
                                                   -------
Total Municipal Bonds
     (Cost $5,617)                                   5,867
                                                   -------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

TENNESSEE TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------
                                      FACE AMOUNT
                                         (000)    VALUE (000)
--------------------------------------------------------------
CASH EQUIVALENTS (9.3%)
   AIM Management Institutional
     Tax-Free Portfolio                  $323       $  323
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                   299          299
                                                    ------
Total Cash Equivalents
     (Cost $622)                                       622
                                                    ------
REPURCHASE AGREEMENT (1.7%)
   Lehman Brothers
     5.12%, dated 11/28/97, matures
     12/01/97, repurchase price
     $113,482 (collateralized by
     U.S. Treasury Note: market
     value $116,824)                      113          113
                                                    ------
Total Repurchase Agreement
     (Cost $113)                                       113
                                                    ------
Total Investments (99.2%)
   (Cost $6,352)                                     6,602
                                                    ------
OTHER ASSETS AND LIABILITIES, NET (0.8%)                51
                                                    ------

NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value) based on
     210,251 outstanding shares of
     beneficial interest                             1,963
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value) based on
     133,860 outstanding shares of
     beneficial interest                             1,256
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value) based on
     331,061 outstanding shares of
     beneficial interest                             3,189
   Accumulated net realized loss
     on investments                                     (5)
   Net unrealized appreciation
     on investments                                    250
                                                    ------
Total Net Assets (100.0%)                           $6,653
                                                    ======
--------------------------------------------------------------

                                                    VALUE
--------------------------------------------------------------
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares                $ 9.85
                                                    ======
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                   $ 9.87
                                                    ======
Maximum Offering Price Per Share --
     Investor Shares ($9.87 / 96.25%)               $10.25
                                                    ======
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)             $ 9.85
                                                    ======

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------
MUNICIPAL BONDS (92.4%)
GEORGIA (92.4%)
   Albany-Dougherty County,
     State Hospital Authority, Ser B,
     Anticipation Certificate,
     Pre-Refunded 09/01/00
     @ 102 (AMBAC) (F)
     7.500%,  09/01/20                 $  255       $  282
   Athens, Water & Sewer
     Revenue, RB (ETM) (F)
     5.700%,  07/01/00                    165          171
   Atlanta, Airport Facility,
     RB (AMBAC)
     6.000%,  01/01/03                    500          538
     6.000%,  01/01/04                    500          543
     6.500%,  01/01/06                  1,000        1,131
   Augusta, Water & Sewer, RB,
     Callable 05/01/02 @ 102
     6.200%,  05/01/03                    130          142
   Bibb County, GO
     7.000%,  01/01/04                    985        1,119
   Bulloch County, Georgia
     School District, GO,
     Callable 02/01/07 @ 102
     5.250%,  02/01/17                  1,000        1,010
   Clayton County, Water Authority,
     RB, Callable 05/01/06
     @ 102 (AMBAC)
     5.350%,  05/01/09                  1,500        1,567
   Cobb County, GO
     5.000%,  02/01/03                  1,025        1,056
   Cobb County, Recreational
     Facilities Improvements, GO,
     Callable 01/01/07 @ 101
     5.125%,  01/01/15                    850          850
   Cobb County, Water &
     Sewer Authority, Callable
     07/01/04 @ 102
     5.125%,  07/01/05                    345          359
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
GEORGIA--CONTINUED
   Cobb County & Marietta,
     Coliseum & Exhibit Hall
     Authority, RB (MBIA)
     5.500%,  10/01/12                 $  940       $  993
   Cobb County & Marietta,
     Water Authority, RB
     5.100%,  11/01/04                  1,000        1,043
   Columbus, Georgia Water &
     Sewer, RB, Callable 11/01/07
     @ 102 (FGIC)
     5.625%,  05/01/13                  1,055        1,106
   Dalton-Whitfield County,
     Hospital Authority, RB,
     Pre-Refunded 07/01/00 @ 102 (F)
     7.000%,  07/01/03                    355          386
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.375%,  11/01/05                  1,650        1,746
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB, Callable
     11/01/05 @ 101
     5.200%,  11/01/08                    500          519
   DeKalb County, School
     District, Ser A, GO
     6.250%,  07/01/11                  1,500        1,699
   Douglas County, School
     District, GO (MBIA)
     5.650%,  01/01/09                    805          853
   Douglasville-Douglas County,
     Water & Sewer Authority,
     RB (AMBAC)
     5.625%,  06/01/15                    350          372
   East Point, Building Authority,
     RB, Callable 02/01/06
     @ 102 (AMBAC)
     4.800%,  02/01/07                    535          540

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

GEORGIA TAX-EXEMPT BOND FUND--CONTINUED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
GEORGIA--CONTINUED
   Fayette County, School
     District, GO
     6.250%,  03/01/07                 $  450       $  505
   Fayette County, Water Authority,
     RB (MBIA) (ETM)
     8.550%,  10/01/01                    300          345
   Forsyth County, School
     District, GO
     6.500%,  07/01/06                  1,000        1,138
   Forsyth County, School
     District, GO (MBIA)
     5.350%,  07/01/10                    680          704
   Fulton County, Hospital Authority,
     Northside Hospital Project,
     Ser B, RB, Pre-Refunded 10/01/02
     @ 102 (MBIA) (F)
     6.600%,  10/01/11                  2,000        2,228
   Gwinnett County, Recreation
     Authority, RB
     5.800%,  02/01/06                    785          853
     5.875%,  02/01/07                  1,390        1,520
   Gwinnett County, School
     District, GO
     6.400%,  02/01/06                    500          564
   Gwinnett County, School
     District, Ser B, GO
     6.400%,  02/01/07                  1,000        1,134
   Gwinnett County, Water & Sewer
     Authority, Water Utility
     Improvements, Callable
     08/01/07 @102, RB
     5.250%,  08/01/18                    780          786
   Hall County, School District,
     Ser B, GO
     6.300%,  12/01/05                    675          752
   Hartwell, Combined Utility
     Revenue, RB, Callable
     01/01/06 @ 102 (FSA)
     5.500%,  01/01/16                  1,000        1,024

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
GEORGIA--CONTINUED
   Henry County, GO
     6.300%,  08/01/08                 $  300      $   340
   Henry County, Hospital Authority,
     Henry Medical Center Project,
     RB (AMBAC)
     5.500%,  07/01/07                  2,460        2,620
   Henry County, School District,
     Ser A, GO
     6.150%,  08/01/06                    150          167
     6.450%,  08/01/11                    500          573
   Henry County, School District,
     Ser B, GO (MBIA)
     5.500%,  08/01/01                    350          366
   Henry County, Water & Sewer
     Authority, RB (AMBAC)
     6.150%,  02/01/20                  1,750        2,000
   Medical Center Hospital Authority,
     Columbus Regional Healthcare
     System, Callable 08/01/05
     @ 102, RB (MBIA)
     6.000%,  08/01/06                  1,000        1,103
   Meriwether County, School
     District, GO (FSA)
     7.000%,  02/01/06                    740          864
     5.500%,  02/01/16                  1,000        1,026
   Milledgeville, Water & Sewer
     Revenue, RB (FSA)
     6.000%,  12/01/16                  1,000        1,109
     6.000%,  12/01/21                  1,000        1,118
   Paulding County, School
     District, Ser A, GO
     6.625%,  02/01/07                  1,000        1,146
     6.625%,  02/01/08                    500          577
   Private Colleges & Universities
     Facilities Authority, Emory
     University Project, Ser A, RB,
     Callable 11/01/07 @ 100
     5.000%,  11/01/10                  1,000        1,005

================================================================================
                                                                     (UNAUDITED)


--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
GEORGIA--CONTINUED
   Private Colleges & Universities
     Facilities Authority, Emory
     University Project, Ser C, RB,
     Callable 10/01/02 @ 102
     5.900%,  10/01/04                  $ 305       $  330
   Private Colleges & Universities
     Facilities Authority, Mercer
     University Project, RB (MBIA)
     6.400%,  11/01/01                    500          575
   Private Colleges & Universities
     Facilities Authority, Spelman
     College Project, RB (FGIC)
     6.000%,  06/01/09                    475          508
   Richmond County, Water & Sewer
     Revenue, Ser A, RB (FGIC)
     5.125%,  10/01/17                  1,000          988
   Rockdale County, School District,
     RB, Pre-Refunded 01/01/99
     @ 102 (F)
     6.400%,  01/01/05                    150          157
   Savannah, Water & Sewer
     Revenue, RB (ETM) (F)
     6.450%,  12/01/04                  1,000        1,119
   Smyrna, Development
     Authority, RB
     5.600%,  02/01/20                    735          777
   State GO, Ser C
     6.500%,  04/01/08                  1,000        1,151
     6.250%,  08/01/08                  1,360        1,543
   State Housing & Financial
     Authority, Single Family
     Mortgage, Ser B, Sub-ser B-1,
     Callable 06/01/05 @ 102, RB
     5.550%,  12/01/07                    550          575
   State Housing & Financial
     Authority, Single Family
     Mortgage, Ser B, Sub-ser B-1,
     Callable 06/01/06 @ 102,
     RB (FHA)
     5.550%,  12/01/10                    325          333
     5.600%,  12/01/11                    450          462
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
GEORGIA--CONTINUED
   State Housing & Financial
     Authority, Single Family
     Mortgage, Ser C, Sub-ser C-1,
     Callable 12/01/07 @ 101.5, RB
     5.550%,  12/01/16                  $ 500      $   505
   State Municipal Electric Authority,
     Callable 01/12/98 @ 101,
     RB (ETM) (F)
     8.000%,  01/01/15                    465          611
   Upper Oconee Basin, Water
     Authority, RB (FGIC)
     5.000%,  07/01/12                    500          498
   Vidalia, Water & Sewer Revenue,
     RB (ETM) (F)
     6.000%,  07/01/07                    605          670
   Walker County, School
     District, GO
     5.000%,  02/01/03                  1,000        1,030
                                                   -------
                                                    55,424
                                                   -------
Total Municipal Bonds
     (Cost $53,887)                                 55,424
                                                   -------
REPURCHASE AGREEMENT (3.6%)
   Lehman Brothers
     5.12%, dated 11/28/97, matures
     12/01/97, repurchase price
     $2,181,260 (collateralized by
     U.S. Treasury Note: market
     value $2,245,304)                  2,180        2,180
                                                   -------
Total Repurchase Agreement
     (Cost $2,180)                                   2,180
                                                   -------
CASH EQUIVALENTS (9.2%)
   AIM Management Institutional
     Tax-Free Portfolio                 2,767        2,767

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
CASH EQUIVALENTS--CONTINUED
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                $2,760      $ 2,760
                                                   -------
Total Cash Equivalents
     (Cost $5,527)                                   5,527
                                                   -------
Total Investments (105.2%)
   (Cost $61,594)                                   63,131
                                                   -------
OTHER ASSETS AND LIABILITIES (-5.2%)
   Investment securities purchased payable          (3,844)
   Other assets and liabilities, net                   707
                                                   -------
TOTAL OTHER ASSETS AND LIABILITIES                  (3,137)
                                                   -------

NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value)
     based on 5,021,018 outstanding shares of
     beneficial interest                            48,761
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value)
     based on 380,916 outstanding shares of
     beneficial interest                             3,716
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)
     based on 606,617 outstanding shares of
     beneficial interest                             5,920
   Accumulated net realized gain
     on investments                                     60
   Net unrealized appreciation
     on investments                                  1,537
                                                   -------
Total Net Assets (100.0%)                          $59,994
                                                   =======
--------------------------------------------------------------

                                                    VALUE
--------------------------------------------------------------
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares               $  9.98
                                                   =======
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                  $ 10.00
                                                   =======
Maximum Offering Price Per Share --
     Investor Shares ($10.00 / 96.25%)             $ 10.39
                                                   =======
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)            $  9.98
                                                   =======

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

INVESTMENT GRADE BOND FUND
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (28.2%)
   U.S. Treasury Bonds
     7.500%,  11/15/16                $46,000     $ 53,032
     8.125%,  08/15/19                 94,500      116,886
     6.375%,  08/15/27                 32,800       34,099
   U.S. Treasury Note
     7.250%,  08/15/04                 11,000       11,829
                                                  --------
Total U.S. Treasury Obligations
     (Cost $199,229)                               215,846
                                                  --------
CORPORATE OBLIGATIONS (55.2%)
FINANCE (34.1%)
   American General Finance
     6.875%,  07/01/99                 13,000       13,146
   Aristar
     6.750%,  05/15/99                 23,000       23,201
   General Motors Acceptance
     7.125%,  05/01/01                 23,500       24,088
   General Motors Acceptance, MTN
     6.250%,  01/16/01                  6,900        6,900
     6.750%,  11/04/04                 21,000       21,210
   Great Western Financial
     8.600%,  02/01/02                  9,800       10,511
   Homeside Lending, MTN
     6.875%,  05/15/00                 26,850       27,119
   Household Finance, MTN
     7.150%,  06/15/00                  6,000        6,120
     7.050%,  06/06/01                  7,000        7,175
   Korea Development Bank
     7.125%,  09/17/01                 11,500       11,011
   RHG Finance
     8.875%,  10/01/05                 17,100       19,216
   Salomon
     6.250%,  10/01/99                 16,750       16,750
     6.500%,  03/01/00                 28,000       28,105
   Service International
     7.375%,  04/15/04                 20,500       21,423
   SunAmerica
     6.200%,  10/31/99                 25,000       25,031
                                                  --------
                                                   261,006
                                                  --------

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
INDUSTRIAL (14.8%)
   American Home Products
     7.700%,  02/15/00                $11,750     $ 12,073
     7.900%,  02/15/05                 21,300       22,977
   Ikon Capital, MTN
     6.150%,  09/22/99                  8,500        8,479
     6.730%,  06/15/01                 13,000       13,146
   Lockheed Martin
     6.550%,  05/15/99                 16,000       16,060
   Philip Morris
     7.250%,  09/15/01                 24,500       25,051
     7.500%,  04/01/04                 14,500       15,116
                                                  --------
                                                   112,902
                                                  --------
UTILITIES (6.3%)
   AT&T Capital, MTN
     6.410%,  08/13/99                 26,000       26,098
   General Electric Capital, Callable
     05/01/00 @ 100 (C) (D)
     6.660%,  05/01/18                 22,000       22,303
                                                  --------
                                                    48,401
                                                  --------
Total Corporate Obligations
     (Cost $417,343)                               422,309
                                                  --------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS (10.0%)
   FHLMC
     8.000%,  06/01/02                  6,962        7,102
     7.500%,  09/01/03                 17,605       18,001
   FNMA
     7.000%,  10/01/03                 50,803       51,391
                                                  --------
Total U.S. Government Agency
     Obligations
     (Cost $76,179)                                 76,494
                                                  --------
BANK NOTE (1.9%)
   Capital One
     6.530%,  11/26/99                 14,500       14,500
                                                  --------
Total Bank Note
     (Cost $14,500)                                 14,500
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

INVESTMENT GRADE BOND FUND--CONCLUDED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENTS (3.8%)
   Deutsche Bank
     5.67%, dated 11/28/97, matures
     12/01/97, repurchase price
     $15,964,660 (collateralized by
     US Treasury Notes: market
     value $16,276,891)               $15,957     $ 15,957
   Salomon Brothers
     5.67%, dated 11/28/97, matures
     12/01/97, repurchase price
     $13,021,207 (collateralized by
     US Government STRIPS: market
     value $13,295,595)                13,015       13,015
                                                  --------
Total Repurchase Agreements
     (Cost $28,972)                                 28,972
                                                  --------
Total Investments (99.1%)
   (Cost $736,223)                                 758,121
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.9%)             6,664
                                                  --------

--------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value) based
     on 68,792,692 outstanding shares of
     beneficial interest                          $711,139
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value) based on
     3,084,730 outstanding shares of
     beneficial interest                            32,414
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value) based on
     776,292 outstanding shares of
     beneficial interest                             8,036
   Accumulated net realized loss
     on investments                                 (8,702)
   Net unrealized appreciation
     on investments                                 21,898
                                                  --------
Total Net Assets (100.0%)                         $764,785
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $  10.53
                                                  ========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                 $  10.52
                                                  ========
Maximum Offering Price Per Share --
     Investor Shares ($10.52 / 96.25%)            $  10.93
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)           $  10.53
                                                  ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

SHORT-TERM BOND FUND
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (28.6%)
   U.S. Treasury Notes
     5.875%,  08/15/98                 $1,750     $  1,752
     4.750%,  09/30/98                  1,500        1,489
     4.750%,  10/31/98                  9,000        8,922
     5.500%,  02/28/99                  4,750        4,735
     5.875%,  07/31/99                  5,000        5,005
     6.375%,  05/15/00                  3,000        3,038
     7.500%,  11/15/01                    250          264
     5.750%,  08/15/03                  1,000          995
   U.S. Treasury STRIPS
     0.000%,  08/15/03                  1,250          900
     0.000%,  11/15/04                  8,000        5,335
                                                  --------
Total U.S. Treasury Obligations
     (Cost $32,379)                                 32,435
                                                  --------
CORPORATE OBLIGATIONS (52.8%)
FINANCE (29.1%)
   American Express
     6.750%,  06/23/04                  3,000        3,060
   American General Finance, MTN
     6.260%,  10/12/00                  2,000        2,000
   American General
     6.250%,  03/15/03                  1,100        1,089
   Associates of North America, MTN
     5.980%,  12/19/00                  1,250        1,241
     7.080%,  04/15/03                  1,500        1,543
   Bankers Trust New York
     6.625%,  07/30/99                  2,250        2,267
   Beneficial, MTN
     6.490%,  09/27/00                  1,000        1,005
   Chrysler Financial
     9.500%,  12/15/99                  1,000        1,063
   Dean Witter Discover, MTN
     6.000%,  02/08/01                  1,000          971
   First Chicago NBD, MTN
     6.500%,  11/01/01                  2,250        2,258
   FFCB, MTN
     6.820%,  06/15/01                  2,250        2,260

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
FINANCE--CONTINUED
   FNMA, MTN
     5.760%,  02/26/01                 $2,100     $  2,071
   Ford Motor Credit
     7.000%,  09/25/01                    725          743
     6.550%,  09/10/02                  2,000        2,015
   General Electric Capital,
     Callable & Putable 04/14/98
     @ 100 (C) (D)
     6.650%,  04/14/08                  2,000        2,010
   General Motors Acceptance
     7.125%,  05/01/01                    750          769
   HFC Limited
     6.000%,  06/30/98                  2,000        2,001
   Household Finance
     9.625%,  07/15/00                  1,250        1,350
   International Lease Finance, MTN
     6.050%,  02/01/00                  2,250        2,244
   Norwest Financial
     7.200%,  04/01/04                  1,000        1,043
                                                  --------
                                                    33,003
                                                  --------
INDUSTRIAL (18.1%)
   Clark Equipment
     9.750%,  03/01/01                  1,250        1,358
   Dayton Hudson
     6.800%,  10/01/01                  2,250        2,275
   Federal Express
     6.250%,  04/15/98                    750          750
   IBM, MTN
     6.037%,  08/07/00                  1,250        1,248
   Philip Morris (D)
     9.000%,  05/15/98                  1,500        1,518
   Philip Morris
     7.500%,  01/15/02                  1,250        1,289
   RJR Nabisco
     6.800%,  09/01/01                  1,500        1,513
   Sears Roebuck Acceptance, MTN
     6.540%,  02/20/03                  2,250        2,259

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

SHORT-TERM BOND FUND--CONCLUDED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
INDUSTRIAL--CONTINUED
   Tenneco
     10.075%,  02/01/01                $3,000     $  3,304
   TRW, MTN
     9.000%,  02/09/01                  1,000        1,076
   Walt Disney Euro, MTN
     6.250%,  06/21/99                  4,000        4,000
                                                  --------
                                                    20,590
                                                  --------
UTILITIES (5.6%)
   Bellsouth Savings
     9.125%,  07/01/03                  1,885        2,051
   Indiana & Michigan Power, MTN
     6.400%,  03/01/00                  2,250        2,258
   NYNEX Credit, MTN
     6.900%,  06/15/99                  2,000        2,023
                                                  --------
                                                     6,332
                                                  --------
Total Corporate Obligations
     (Cost $59,522)                                 59,925
                                                  --------

U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (5.4%)
   FFCB, Callable 11/06/98 @ 100
     6.330%,  11/06/00                  2,500        2,499
   FHLMC
     6.500%,  04/01/98                    575          579
     8.000%,  01/01/00                    751          768
   FHLMC (C)
     5.375%,  04/13/00                  1,000          979
   FNMA, Callable 04/13/98 @ 100
     8.500%,  11/01/01                  1,248        1,288
                                                  --------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $6,068)                                   6,113
                                                  --------
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
ASSET-BACKED SECURITIES (9.8%)
   Arcadia Auto Receivables Trust,
     Ser 1997-B, Cl A3
     6.300%,  07/16/01                 $2,500     $  2,509
   Discover Card Master Trust,
     Ser 1997-2, Cl A
     6.792%,  04/16/10                  3,000        3,005
   Iroquois Trust, Ser 1997-3, Cl A (B)
     6.680%,  11/10/03                  2,500        2,510
   Premier Auto Trust,
     Ser 1997-2, Cl A3
     6.130%,  09/06/00                  1,500        1,515
   Union Pacific Equipment Trust,
     Ser 96-A
     7.060%,  05/15/03                  1,500        1,547
                                                  --------
Total Asset-Backed Securities
     (Cost $10,996)                                 11,086
                                                  --------
CASH EQUIVALENT (2.5%)
   SEI Daily Income Trust Prime
     Obligation Portfolio               2,822        2,822
                                                  --------
Total Cash Equivalent
     (Cost $2,822)                                   2,822
                                                  --------
Total Investments (99.1%)
   (Cost $111,787)                                 112,381
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.9%)             1,005
                                                  --------

================================================================================
                                                                     (UNAUDITED)


--------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value) based
     on 10,988,524 outstanding shares of
     beneficial interest                          $109,412
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value) based on
     193,964 outstanding shares of
     beneficial interest                             1,940
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)  based on
     135,411 outstanding shares of
     beneficial interest                             1,357
   Undistributed net investment income                   9
   Accumulated net realized gain
     on investments                                     74
   Net unrealized appreciation
     on investments                                    594
                                                  --------
Total Net Assets (100.0%)                         $113,386
                                                  ========
--------------------------------------------------------------

                                                    VALUE
--------------------------------------------------------------
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $  10.02
                                                  ========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                 $  10.04
                                                  ========
Maximum Offering Price Per Share --
     Investor Shares ($10.04 / 98.00%)            $  10.24
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)           $  10.03
                                                  ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (96.0%)
   U.S. Treasury Bond
     6.000%,  08/15/99                 $2,500     $  2,508
   U.S. Treasury Notes
     5.500%,  11/15/98                  1,600        1,596
     8.875%,  02/15/99                  4,200        4,350
     6.375%,  05/15/99                  1,900        1,915
     6.875%,  07/31/99                  4,250        4,322
     5.875%,  11/15/99                  2,000        2,003
     5.875%,  02/15/00                  1,000        1,002
     6.875%,  03/31/00                  1,250        1,279
     6.125%,  07/31/00                  2,250        2,267
     5.750%,  10/31/00                  2,000        1,996
                                                  --------
Total U.S. Treasury Obligations
     (Cost $23,132)                                 23,238
                                                  --------
CASH EQUIVALENT (3.0%)
   SEI Daily Income Trust
     Treasury II Portfolio                716          716
                                                  --------
Total Cash Equivalent
     (Cost $716)                                       716
                                                  --------
Total Investments (99.0%)
   (Cost $23,848)                                   23,954
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (1.0%)               240
                                                  --------

--------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value) based on
     1,951,427 outstanding shares of
     beneficial interest                           $19,475
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value) based on
     350,936 outstanding shares of
     beneficial interest                             3,529
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)
     based on 131,731 outstanding shares of
     beneficial interest                             1,311
   Undistributed net investment income                   3
   Accumulated net realized loss
     on investments                                   (230)
   Net unrealized appreciation
     on investments                                    106
                                                   -------
Total Net Assets (100.0%)                          $24,194
                                                   =======
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares               $  9.94
                                                   =======
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                  $  9.94
                                                   =======
Maximum Offering Price Per Share --
     Investor Shares ($9.94 / 99.0%)               $ 10.04
                                                   =======
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)            $  9.92
                                                   =======

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (3.5%)
   U.S. Treasury Notes
     8.500%,  11/15/00               $  2,000     $  2,142
     8.000%,  05/15/01                  2,500        2,666
                                                  --------
Total U.S. Treasury Obligations
     (Cost $4,744)                                   4,808
                                                  --------
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (93.6%)
   FHLMC
     6.000%,  07/01/00                  4,174        4,114
     8.000%,  06/01/02                    994        1,015
     7.000%,  10/01/02                  4,244        4,289
     8.000%,  12/01/02                  2,420        2,448
     7.000%,  03/01/04                 14,268       14,447
   FHLMC REMIC, Ser 29-Q
     7.500%,  06/25/20                 15,000       15,413
   FHLMC REMIC, Ser 1624-KC
     6.000%,  06/15/08                 10,000        9,844
   FHLMC REMIC, Ser 1910-AC
     6.500%,  10/15/15                 10,000       10,025
   FHLMC REMIC, Ser 1637-E
     5.750%,  02/15/19                  2,699        2,676
   FHLMC REMIC, Ser 1666-E
     6.000%,  12/15/19                  5,000        4,943
   FHLMC REMIC, Ser 1614-H
     6.000%,  06/15/20                  4,550        4,506
   FNMA
     7.500%,  07/01/03                  7,927        8,096
     7.000%,  10/01/03                 14,112       14,275
     7.000%,  03/01/04                 14,214       14,379
     8.500%,  04/01/17                  1,017        1,073
   FNMA REMIC, Ser G96-1PC
     7.000%,  08/17/12                  4,921        4,973

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS--CONTINUED
   FNMA REMIC, Ser 1992-134G
     6.000%,  11/25/18                 $5,586     $  5,498
   FNMA REMIC, Ser 1993-223PH
     6.050%,  10/25/22                  5,375        5,272
   GNMA
     9.000%,  11/15/17                  1,271        1,380
                                                  --------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $128,011)                               128,666
                                                  --------
REPURCHASE AGREEMENT (3.7%)
   Morgan Stanley
     5.67%, dated 11/28/97, matures
     12/01/97, repurchase price
     $5,027,438 (collateralized by
     FNMA obligations: market
     value $5,307,395)                  5,025        5,025
                                                  --------
Total Repurchase Agreement
     (Cost $5,025)                                   5,025
                                                  --------
Total Investments (100.8%)
   (Cost $137,780)                                 138,499
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (-0.8%)           (1,044)
                                                  --------
                                                                              57

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND--CONCLUDED
--------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------

NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value) based
     on 13,216,561 outstanding shares of
     beneficial interest                          $132,591
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value) based
     on 233,199 outstanding shares of
     beneficial interest                             2,346
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value)
     based on 158,498 outstanding shares of
     beneficial interest                             1,605
   Overdistributed net investment income                (4)
   Accumulated net realized gain
     on investments                                    198
   Net unrealized appreciation
     on investments                                    719
                                                  --------
Total Net Assets (100.0%)                         $137,455
                                                  ========

--------------------------------------------------------------

                                                   VALUE
--------------------------------------------------------------
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $  10.10
                                                  ========
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                 $  10.09
                                                  ========
Maximum Offering Price Per Share --
     Investor Shares ($10.09 / 97.50%)            $  10.35
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)           $  10.10
                                                  ========

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

U.S. GOVERNMENT SECURITIES FUND
---------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
---------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (28.1%)
   U.S. Treasury Bonds
     7.250%,  05/15/16                 $1,000     $  1,126
     6.875%,  08/15/25                  1,000        1,101
   U.S. Treasury Notes
     7.750%,  11/30/99                    200          207
     8.500%,  11/15/00                  1,000        1,071
     8.000%,  05/15/01                    200          213
     7.500%,  11/15/01                    200          211
     7.500%,  05/15/02                    750          798
     7.250%,  05/15/04                    500          537
     7.875%,  11/15/04                    275          306
     7.500%,  02/15/05                    500          546
     7.000%,  07/15/06                    500          536
     6.500%,  10/15/06                    750          780
     6.625%,  05/15/07                  1,050        1,105
     7.625%,  02/15/25                    400          479
                                                  --------
Total U.S. Treasury Obligations
     (Cost $8,724)                                   9,016
                                                  --------
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATIONS (67.2%)
   FHLMC
     6.000%,  02/01/01                    101          100
     7.000%,  01/01/09                    119          120
     7.000%,  04/01/09                    485          491
     7.000%,  08/01/10                    825          835
     7.000%,  05/01/12                    969          981
   FNMA
     6.000%,  11/25/07                    916          904
     7.500%,  06/01/11                    869          890
     7.000%,  09/17/11                  1,161        1,174
     7.000%,  05/01/12                    989        1,000
     7.000%,  06/01/12                    906          915
     7.000%,  07/01/12                    975          986

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED
     OBLIGATIONS--CONTINUED
   FNMA--continued
     7.000%,  10/25/16                $   938      $   940
     7.500%,  04/01/27                    948          967
   FNMA REMIC, Ser 1997-6, Cl H
     7.000%,  08/18/08                  1,058        1,073
   FNMA REMIC, Ser G93-40, Cl VC
     6.500%,  08/25/10                    261          257
   FNMA REMIC, Ser 1997-34, Cl VC
     7.500%,  05/01/12                  1,000        1,022
   FNMA REMIC, Ser 1996-9, Cl H
     6.500%,  11/25/13                  1,337        1,331
   FNMA REMIC, Ser 993-156, Cl B
     6.500%,  04/25/18                    100           99
   FNMA REMIC, Ser 1990-143, Cl J
     8.750%,  12/25/20                    133          140
   GNMA
     7.500%,  10/20/09                     62           64
     8.250%,  01/15/12                     80           84
     9.000%,  04/15/17                    447          477
     8.500%,  05/15/17                    831          870
    10.000%,  06/15/19                      3            4
     7.500%,  05/15/22                    582          594
     7.000%,  11/15/22                    433          435
     8.000%,  02/15/23                     34           36
     8.500%,  03/15/23                     77           81
     7.500%,  04/15/23                    126          129
     7.500%,  09/15/23                    868          886
     7.000%,  01/15/24                    152          152
     7.500%,  04/15/24                    811          828
     7.000%,  06/15/24                    869          872
     8.000%,  08/15/24                     82           86
     8.000%,  09/15/24                     26           27
     8.000%,  10/15/24                     34           36
     8.000%,  11/15/24                     32           34
     8.500%,  12/15/24                     66           69

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

U.S. GOVERNMENT SECURITIES FUND--CONCLUDED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
 U.S. AGENCY MORTGAGE-BACKED
     OBLIGATIONS--CONTINUED
   GNMA--continued
      8.500%,  02/15/25                $   28      $    30
     7.000%,  12/15/25                    486          488
   GNMA REMIC, Ser 1995-6A, Cl E
     7.500%,  05/20/23                  1,000        1,016
                                                   -------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $21,185)                                 21,523
                                                   -------
CASH EQUIVALENTS (4.8%)
   SEI Daily Income Trust
     Government II Portfolio            1,521        1,521
   SEI Daily Income Trust
     Treasury II Portfolio                  2            2
                                                   -------
Total Cash Equivalents
     (Cost $1,523)                                   1,523
                                                   -------
Total Investments (100.1%)
   (Cost $31,432)                                   32,062
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)              (24)
                                                   -------

--------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value) based
     on 2,515,482 outstanding shares of
     beneficial interest                           $25,488
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value) based on
     230,826 outstanding shares of
     beneficial interest                             2,335
   Fund shares of the Flex Shares (unlimited
     authorization -- no par value) based on
     351,595 outstanding shares of
     beneficial interest                             3,613
   Accumulated net realized loss
     on investments                                    (28)
   Net unrealized appreciation
     on investments                                    630
                                                   -------
Total Net Assets (100.0%)                          $32,038
                                                   =======
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares               $ 10.34
                                                   =======
Net Asset Value and Redemption Price
     Per Share -- Investor Shares                  $ 10.34
                                                   =======
Maximum Offering Price Per Share --
     Investor Shares ($10.34 / 96.25%)             $ 10.74
                                                   =======
Net Asset Value, Offering and Redemption
     Price Per Share -- Flex Shares (1)            $ 10.34
                                                   =======

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
COMMERCIAL PAPER (61.0%)
FINANCE (36.5%)
   American Express Credit
     5.520%,  12/01/97                $40,000    $  40,000
   American General Finance
     5.670%,  04/30/98                 24,500       23,921
   Banc One Funding
     5.680%,  01/15/98                 13,209       13,115
     5.750%,  01/16/98                  2,719        2,699
     5.620%,  01/29/98                 16,923       16,767
     5.630%,  01/29/98                 15,677       15,532
     5.710%,  01/29/98                  3,500        3,467
   Barclays United States Funding
     5.660%,  02/19/98                 50,000       49,371
   First Chicago Financial
     5.500%,  12/05/97                 35,000       34,979
     5.670%,  03/30/98                 29,000       28,456
   Ford Motor Credit
     5.570%,  12/15/97                  5,500        5,488
     5.600%,  01/08/98                  1,700        1,690
   Ford Motor Credit Europe
     5.610%,  01/21/98                 25,000       24,801
     5.690%,  02/10/98                 35,000       34,607
   General Electric Capital
     5.620%,  01/14/98                  1,500        1,490
     5.620%,  02/26/98                 42,000       41,430
     5.680%,  03/18/98                  5,000        4,916
   General Electric Credit Puerto Rico
     5.610%,  02/18/98                  7,000        6,914
     5.610%,  02/25/98                 10,000        9,866
   IBM Credit
     5.510%,  12/05/97                 30,000       29,982
   J.C. Penney Funding
     5.600%,  01/28/98                 21,445       21,263
     5.680%,  02/20/98                 47,000       46,399
   John Hancock
     5.700%,  12/01/97                  8,000        8,000
   Marsh and Mclennon
     5.520%,  12/18/97                 19,175       19,125

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
FINANCE--CONTINUED
   Metlife Funding
     5.520%,  12/16/97                $33,000    $  32,924
   Morgan Stanley Dean Witter
     5.600%,  01/22/98                 30,000       29,757
   Panasonic Finance
     5.550%,  01/06/98                 13,000       12,928
     5.540%,  01/15/98                 25,000       24,827
     5.690%,  03/13/98                 32,200       31,681
   Sony Capital
     5.750%,  01/21/98                 44,500       44,138
   Toyota Motor Credit
     5.690%,  02/27/98                 30,000       29,583
   Transamerica Finance
     5.700%,  01/23/98                  9,000        8,924
                                                 ---------
                                                   699,040
                                                 ---------
INDUSTRIAL (13.3%)
   Archer Daniels Midland
     5.520%,  12/04/97                 45,000       44,979
     5.650%,  02/09/98                 20,000       19,780
   British-American Tobacco Capital
     5.550%,  12/02/97                 25,000       24,996
   Campbell Soup
     5.470%,  04/20/98                 14,750       14,436
   Dominion Semiconductor
     5.580%,  12/05/97                 10,000        9,994
     5.530%,  12/05/97                  8,000        7,995
   Eaton
     5.570%,  12/02/97                 40,000       39,994
   Joseph Seagrams & Sons
     5.550%,  12/05/97                 12,141       12,134
   RTZ America
     5.750%,  01/16/98                  1,000          993
     5.600%,  01/26/98                  6,300        6,245
     5.680%,  02/26/98                 12,000       11,835
     5.700%,  03/05/98                 11,000       10,836
     5.670%,  04/07/98                  5,000        4,900

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

PRIME QUALITY MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
INDUSTRIAL--CONTINUED
   Siemens Capital
     5.630%,  02/19/98                $18,125   $   17,898
   Xerox
     5.550%,  12/02/97                 26,470       26,466
                                                ----------
                                                   253,481
                                                ----------
UTILITIES (11.2%)
   Bellsouth Telecommunications
     5.600%,  12/11/97                 15,000       14,977
   Edison International
     5.550%,  12/02/97                  6,587        6,586
     5.580%,  12/11/97                 25,000       24,961
   GTE Funding
     5.650%,  12/05/97                 10,000        9,994
     5.650%,  12/09/97                 15,000       14,981
     5.890%,  01/22/98                 15,000       14,872
     5.870%,  01/23/98                 15,000       14,870
     5.880%,  01/29/98                 14,000       13,865
     5.850%,  02/17/98                  9,500        9,380
   New England Power
     5.550%,  12/03/97                  5,000        4,998
   Northern Telecom
     5.600%,  12/01/97                 10,000       10,000
   Pacific Gas & Electric
     5.570%,  12/01/97                 27,200       27,200
   SBC Communications
     5.550%,  12/01/97                 16,000       16,000
   South Carolina Fuel
     5.570%,  12/03/97                 10,000        9,997
   Southern New England
     Telecommunications
     5.520%,  12/04/97                 16,125       16,118
     5.550%,  12/09/97                  5,168        5,162
                                                ----------
                                                   213,961
                                                ----------
Total Commercial Paper
     (Cost $1,166,482)                           1,166,482
                                                ----------

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
CORPORATE OBLIGATIONS (7.3%)
FINANCE (4.5%)
   American General Finance
     8.250%,  01/15/98               $  1,250    $   1,254
   Associates of North America
     6.800%,  12/15/97                  3,000        3,001
     8.125%,  01/15/98                  1,000        1,003
   Beneficial
     9.125%,  02/15/98                  1,875        1,886
   Caterpillar Financial Service, MTN
     6.960%,  06/01/98                  5,000        5,026
   Chubb Capital
     6.000%,  02/01/98                 10,000       10,000
   Dean Witter Discover
     6.000%,  03/01/98                 19,865       19,868
   Ford Motor Credit, MTN
     6.450%,  02/05/98                  5,000        5,005
   International Lease Finance, MTN
     7.500%,  01/15/98                  3,000        3,006
     5.750%,  02/02/98                  5,000        4,999
     5.740%,  02/03/98                  5,000        4,999
     5.625%,  03/01/98                  4,800        4,797
     8.250%,  10/19/98                  1,500        1,529
   John Hancock Capital, MTN
     6.260%,  08/13/98                  2,000        2,004
   NationsBank
     6.625%,  01/15/98                  1,000        1,001
   Paccar Financial Senior, MTN
     6.030%,  03/17/98                  5,000        5,003
   Toyota Motor Credit, MTN
     7.750%,  12/19/97                  1,500        1,501
   Transamerica Financial, MTN
     7.210%,  03/23/98                  9,500        9,539
                                                ----------
                                                    85,421
                                                ----------
INDUSTRIAL (1.7%)
   British Petroleum America
     8.875%,  12/01/97                  5,300        5,300
   Pet
     5.750%,  07/01/98                  1,800        1,798

================================================================================

                                                                     (UNAUDITED)


---------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
---------------------------------------------------------------
INDUSTRIAL--CONTINUED
   Phillip Morris
     9.250%,  12/01/97                $16,180   $   16,180
   Rockwell International
     7.625%,  02/17/98                  1,000        1,003
   Texaco Capital
     8.650%,  01/30/98                  2,000        2,009
   Walt Disney
     8.000%,  12/19/97                  3,595        3,599
   Waste Management Technologies
     8.125%,  02/01/98                  2,000        2,007
                                                ----------
                                                    31,896
                                                ----------
UTILITIES (1.2%)
   Bell Atlantic Financial, MTN
     5.450%,  04/22/98                    500          499
     5.300%,  09/01/98                  3,700        3,682
   Hydro-Quebec, MTN
     7.120%,  12/19/97                  2,500        2,502
   Kansas City Power and Light, MTN
     5.750%,  03/06/98                  3,760        3,759
   New England Telephone
     & Telegraph
     6.250%,  12/15/97                  2,700        2,700
   Pacific Gas & Electric, MTN
     5.810%,  03/19/98                  2,000        1,998
     5.375%,  08/01/98                  5,290        5,271
   Southern California Edison
     5.875%,  02/01/98                  2,500        2,500
                                                ----------
                                                    22,911
                                                ----------
Total Corporate Obligations
     (Cost $140,228)                               140,228
                                                ----------
BANK NOTES (5.0%)
   Comerica Bank (C)
     5.820%,  10/21/98                 50,000       49,983
   CoreStates Bank (C)
     5.575%,  07/30/98                 10,000       10,000
   FCC National Bank (C)
     5.650%,  05/08/98                 15,000       14,997

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
BANK NOTES--CONTINUED
   PNC Bank N.A. (C)
     5.600%,  07/01/98                $20,000   $   19,988
                                                ----------
Total Bank Notes
     (Cost $94,968)                                 94,968
                                                ----------
U.S. GOVERNMENT AGENCY
   OBLIGATION (0.3%)
   SLMA, Callable 01/08/98
     @ 100 (C)
     5.560%,  02/08/99                  5,000        4,991
                                                ----------
Total U.S. Government
     Agency Obligation
     (Cost $4,991)                                   4,991
                                                ----------
CERTIFICATES OF DEPOSIT (13.9%)
   Bank of America, Canada
     5.590%,  12/22/97                 30,000       30,000
   Bank of America, Toronto
     5.560%,  12/29/97                 38,000       38,001
   CIBC
     5.970%,  03/19/98                  5,000        5,000
   Credit Suisse First Boston,
     New York (C)
     5.850%,  10/27/98                 50,000       50,000
   Deutsche Bank
     5.570%,  12/22/97                  8,000        8,000
     5.710%,  01/29/98                 50,000       49,960
   Societe Generale
     5.680%,  01/29/98                 25,000       25,000
   Swiss Bank
     5.760%,  02/17/98                 30,000       30,000
   Swiss Bank, Callable On
     01/05/98 @ 100
     5.760%,  10/05/98                 30,000       30,000
                                                ----------
Total Certificates Of Deposit
     (Cost $265,961)                               265,961
                                                ----------
ASSET-BACKED SECURITIES (6.0%)
   Americredit Auto Receivable
     Trust, Ser 1997-A, Cl A1
     5.515%,  04/06/98                  2,190        2,191

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

PRIME QUALITY MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
ASSET-BACKED SECURITIES--CONTINUED
   Americredit Auto Receivable
     Trust, Ser 1997-B, Cl A1
     5.790%,  06/12/98                $16,445   $   16,446
   Americredit Auto Receivable
     Trust, Ser 1997-D, Cl A1
     5.800%,  11/05/98                 18,000       18,000
   Arcadia Auto Receivable Trust,
     Ser 1997-B, Cl A
     5.743%,  06/15/98                  2,766        2,766
   Banc One Auto Trust,
     Ser 1995-A, Cl A5
     7.050%,  08/15/98                 13,521       13,559
   Barnett Auto Trust,
     Ser 1997-A, Cl A1
     5.650%,  10/15/98                  7,987        7,986
   PNC Student Loan Trust,
     Ser 1997-2, Cl A1 (C)
     5.628%,  07/20/98                 10,431       10,432
   Union Acceptance,
     Ser 1997-C, Cl A
     6.210%,  09/08/98                  3,358        3,358
   Union Acceptance,
     Ser 1997-D, Cl A1
     6.451%,  11/10/98                 17,000       17,000
   WFS Financial Owner
     Trust, Ser 1997-C, Cl A1
     5.710%,  09/20/98                 23,000       23,000
                                                ----------
Total Asset-Backed Securities
     (Cost $114,738)                               114,738
                                                ----------
REPURCHASE AGREEMENTS (6.4%)
   Deutsche Bank 5.71%
     dated 11/28/97, matures
     12/01/97, repurchase price
     $45,156,024 (collateralized
     by various FHLMC, FNMA, GNMA,
     and US Treasury Notes: total
     market value $46,038,106)         45,135       45,135


--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Salomon Brothers
     5.71% dated 11/28/97, matures
     12/01/97, repurchase price
     $39,624,281 (collateralized by
     various FHLMC and FNMA
     obligations: total market
     value $40,753,772)               $39,605   $   39,605
   Union Bank of Switzerland
     5.71% dated 11/28/97, matures
     12/01/97, repurchase price
     $38,396,224 (collateralized by
     FHLMC obligations: market
     value $39,146,508)                38,378       38,378
                                                ----------
Total Repurchase Agreements
     (Cost $123,118)                               123,118
                                                ----------
Total Investments (99.9%)
   (Cost $1,910,486)                             1,910,486
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.1%)             2,407
                                                ----------

NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value) based
     on 1,570,268,278 outstanding shares
     of beneficial interest                      1,570,268
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value) based
     on 342,993,892 outstanding shares of
     beneficial interest                           342,994
   Accumulated net realized loss
     on investments                                   (361)
   Overdistributed net investment income                (8)
                                                ----------
Total Net Assets (100.0%)                       $1,912,893
                                                ==========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares            $     1.00
                                                ==========
Net Asset Value, Offering Price and
     Redemption Price Per Share --
     Investor Shares                            $     1.00
                                                ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (28.8%)
   U.S. Treasury Bill
     5.170%,  01/22/98                $10,000     $  9,925
   U.S. Treasury Bond
     6.125%,  05/15/98                 25,000       25,055
   U.S. Treasury Notes
     5.000%,  01/31/98                 10,000        9,988
     7.250%,  02/15/98                 40,000       40,123
     6.125%,  08/31/98                 25,000       25,098
                                                  --------
Total U.S. Treasury Obligations
     (Cost $110,189)                               110,189
                                                  --------
REPURCHASE AGREEMENTS (71.3%)
   Barclays
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $17,934,946 (collateralized by
     US Treasury Bills: market
     value $18,285,206)                17,926       17,926
   Deutsche Bank
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $17,535,694 (collateralized by
     various GNMA and US Treasury
     Notes: total market
     value $17,878,446.25)             17,527       17,527
   Greenwich
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $5,047,822 (collateralized by
     US Government Strips: market
     value $5,147,681)                  5,045        5,045
   Merrill Lynch
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $89,967,885 (collateralized by
     various GNMA obligations: total
     market value $91,726,106)         89,925       89,925

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Morgan Stanley
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $18,012,013 (collateralized by
     various GNMA obligations: total
     market value $18,759,699)        $18,004     $ 18,004
   Salomon Brothers
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $17,284,764 (collateralized by
     US Government Strips: market
     value $17,648,778)                17,277       17,277
   Swiss Bank
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $17,016,934 (collateralized by
     US Treasury Notes: market
     value $17,371,488)                17,009       17,009
   Union Bank of Switzerland
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $89,775,424 (collateralized by
     US Government Strips: total
     market value $91,528,347)         89,733       89,733
                                                  --------
Total Repurchase Agreements
     (Cost $272,446)                               272,446
                                                  --------
Total Investments (100.1%)
   (Cost $382,635)                                 382,635
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)             (227)
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED
---------------------------------------------------------------

                                                 VALUE (000)
---------------------------------------------------------------
NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value) based
     on 329,738,964 outstanding shares
     of beneficial interest                       $329,739
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value) based
     on 52,657,962 outstanding shares
     of beneficial interest                         52,658
   Accumulated net realized gain
     on investments                                     11
                                                  --------
Total Net Assets (100.0%)                         $382,408
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $   1.00
                                                  ========
Net Asset Value, Offering Price and
     Redemption Price Per Share --
     Investor Shares                              $   1.00
                                                  ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================

                                                                     (UNAUDITED)

TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
MUNICIPAL BONDS (99.6%)
ALABAMA (0.9%)
   McIntosh, Industrial Development
     Board, Pollution Control,
     Ciba-Geigy Project, Ser A, RB,
     VRDN (C) (D) (E)
     3.850%,  12/03/97                 $3,500     $  3,500
   Special Care Facilities, Montgomery
     Hospital, RB, VRDN
     (FGIC) (C) (D)
     3.850%,  12/03/97                  1,300        1,300
                                                  --------
                                                     4,800
                                                  --------
ALASKA (0.2%)
   Anchorage, GO, Ser A (MBIA)
     5.000%,  02/01/98                  1,045        1,047
                                                  --------
ARIZONA (0.7%)
   Maricopa County, Pollution Control,
     Ser A, RB, VRDN (C) (D) (E)
     3.850%,  12/03/97                  4,000        4,000
                                                  --------
ARKANSAS (0.2%)
   State, Development Financial
     Authority, Potlatch Projects,
     Ser A, RB, AMT, VRDN
     (C) (D) (E)
     3.900%,  12/03/97                  1,000        1,000
                                                  --------
CALIFORNIA (1.3%)
   Contra Costa County, Multi-Family
     Mortgage, Delta Square Project,
     Ser A, RB, VRDN (C) (D) (E)
     3.850%,  12/04/97                  4,200        4,200
   Higher Education Loan Authority,
     Student Loan Revenue, RB,
     VRDN (C) (D) (E)
     4.000%,  07/01/98                  2,000        2,000

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
CALIFORNIA--CONTINUED
   Higher Education Loan Authority,
     Student Loan Revenue, Ser E-5,
     RB, AMT, VRDN, Optional
     Put 06/01/98 @ 100
     (C) (D) (E)
     3.950%,  12/01/25                 $1,200     $  1,200
                                                  --------
                                                     7,400
                                                  --------
COLORADO (0.9%)
   North Glen, Industrial
     Development, Castle Garden
     Retirement Center, VRDN
     (C) (D) (E)
     3.850%,  12/04/97                  1,200        1,200
   State, TRAN, Ser A, RB
     4.500%,  06/26/98                  4,000        4,014
                                                  --------
                                                     5,214
                                                  --------
DELAWARE (1.2%)
   State, Economic Development
     Authority, Industrial
     Development, Delaware Clean
     Power Project, Ser A, RB,
     VRDN, AMT (C) (D) (E)
     3.950%,  12/03/97                  5,000        5,000
   State, Educational Development
     Authority, VRDN (C) (D) (E)
     4.225%,  12/04/97                  1,875        1,875
                                                  --------
                                                     6,875
                                                  --------
DISTRICT OF COLUMBIA (1.7%)
   District of Columbia, TRAN,
     Ser B (E)
     4.500%,  09/30/98                  7,000        7,035
   District of Columbia, TRAN,
     Ser C (E)
     5.000%,  09/30/98                  2,200        2,220
                                                  --------
                                                     9,255
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
FLORIDA (2.9%)
   Citrus Park, Community
     Development, RB, VRDN
     (C) (D) (E)
     3.850%,  12/03/97                 $1,500     $  1,500
   Dade County, Water & Sewer
     System, Ser 1994, RB, VRDN
     (FGIC) (C) (D)
     3.800%,  12/03/97                  8,000        8,000
   Jacksonville, State Electric
     Authority, TECP, Ser A
     3.750%,  12/04/97                  5,000        5,000
   Sunshine State, Government
     Finance Committee,
     Ser 1986, TECP
     3.800%,  12/11/97                  1,400        1,400
                                                  --------
                                                    15,900
                                                  --------
GEORGIA (6.8%)
   Barrow County, School District,
     Ser 1997, GO
     4.000%,  02/01/98                  1,000        1,000
   Burke County, Development
     Authority, Pollution Control,
     Oglethorpe Power, Ser A, RB
     (AMBAC)
     3.600%,  12/01/97                  1,500        1,500
   Burke County, Development
     Authority, Pollution Control,
     Oglethorpe Power, Ser A, RB,
     VRDN (FGIC) (C) (D)
     3.800%,  12/03/97                  4,400        4,400
   Burke County, Development
     Authority, Pollution Control,
     Oglethorpe Power, Ser B, RB
     (AMBAC)
     3.800%,  05/28/98                  6,500        6,500
   Fulton County, Industrial
     Development Authority,
     American Red Cross Project,
     RB, VRDN (B) (C) (D) (E)
     3.950%,  12/04/97                  1,300        1,300

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
GEORGIA--CONTINUED
   Gordon County, Industrial
     Development Authority,
     Sara Lee Project, RB,
     VRDN (C) (D) (F)
     4.000%,  12/04/97                 $1,400     $  1,400
   Lafayette, Industrial Development
     Authority, Blue-Bird Project,
     Ser 1991, VRDN (C) (D) (E)
     3.950%,  12/04/97                  1,000        1,000
   Marietta, Housing Finance
     Authority, Franklin Walk
     Apartments Project,
     VRDN (C) (E)
     3.975%,  12/04/97                  1,600        1,600
   Monroe County, Development
     Authority, Pollution Control,
     RB, VRDN (C)
     3.850%,  12/03/97                  4,000        4,000
   Monroe County, Industrial
     Development Authority,
     Forsyth Inns Project,
     VRDN (C) (D) (E)
     4.000%,  12/03/97                  2,525        2,525
   Private College & University
     Facilities Authority, Emory
     University, Optional Put
     12/01/97 @ 100, VRDN
     (C) (D) (E)
     3.700%,  12/01/04                  3,465        3,465
   State Municipal Electric Authority,
     RB, VRDN (C) (D) (E)
     4.050%,  12/03/97                  4,000        4,000
   State Municipal Electric Authority,
     RB, VRDN (FGIC) (C) (D)
     4.050%,  12/04/97                  3,000        3,000
   Summerville, Development
     Authority, Ser 1997, RB, AMT,
     VRDN (C) (E)
     4.200%,  12/18/97                  2,000        2,000
                                                  --------
                                                    37,690
                                                  --------

================================================================================
                                                                     (UNAUDITED)


--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
IDAHO (0.5%)
   Nez Pierce County, Pollution
     Control, Potlatch Project, RB,
     VRDN (C) (D) (E)
     3.850%,  12/03/97                 $2,000     $  2,000
     3.850%,  12/04/97                  1,000        1,000
                                                  --------
                                                     3,000
                                                  --------
ILLINOIS (11.7%)
   Bloomington, Airport Authority,
     GO, VRDN (C) (D) (E)
     3.900%,  12/03/97                  1,500        1,500
   Chicago, Tender Notes, GO,
     VRDN (C) (D) (E)
     3.650%,  02/05/98                  2,000        2,000
   Chicago, Tender Notes, Ser C,
     GO, VRDN (C) (D) (E)
     3.750%,  04/02/98                  3,000        3,000
   Hoffman Estates, Economic
     Development Project (AMBAC)
     4.500%,  11/15/98                  2,145        2,156
   Oak Forest, Mode-Homewood
     Pool, RB, VRDN (C) (D) (E)
     3.850%,  12/03/97                 10,000       10,000
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser A, RB, VRDN (C) (D) (E)
     3.950%,  12/03/97                    500          500
   Savanna, Industrial Development
     Authority, Metform Project,
     Ser B, RB, VRDN (C) (D) (E)
     3.950%,  12/03/97                  1,400        1,400
   State Educational Facilities
     Authority, Adler Planetarium
     Project, RB, VRDN (C) (D) (E)
     3.850%,  12/03/97                 16,000       16,000
   State Educational Facilities
     Authority, Chicago Childrens
     Museum, RB, VRDN (C) (D) (E)
     3.850%,  12/03/97                  1,600        1,600
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
ILLINOIS--CONTINUED
   State Development Financial Authority,
     Chicago Symphony, RB, VRDN
     (C) (D) (E) (F)
     3.850%,  12/03/97                 $5,000     $  5,000
   State Development Financial
     Authority, Museum
     Contemporary Art Project,
     RB, VRDN (C) (D)
     3.850%,  12/03/97                  4,800        4,800
   State Development Financial
     Authority, Pollution Control,
     Illinois Power, Ser A, RB,
     VRDN (C) (E)
     4.050%,  12/03/97                  5,000        5,000
   State Health Facilities Authority,
     RB, VRDN (C)
     4.000%,  12/04/97                  3,000        3,000
   State Health Facilities Authority,
     Advocate Health Care, Ser B,
     RB, VRDN (C) (D)
     3.850%,  12/03/97                  2,900        2,900
   State Health Facilities Authority,
     Streeterville Project, RB,
     VRDN (C) (D) (E)
     3.850%,  12/03/97                  2,000        2,000
   State Health Facilities Authority,
     University of Chicago Hospital
     Project, Ser C, RB, VRDN
     (MBIA) (C) (D)
     3.850%,  12/03/97                  4,000        4,000
                                                  --------
                                                    64,856
                                                  --------
INDIANA (4.6%)
   Allen County, Industrial
     Economic Development
     Authority, Mattel Power Wheels
     Project, RB, AMT, VRDN (C) (D)
     4.150%,  12/03/97                  1,500        1,500

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
INDIANA--CONTINUED
   Fort Wayne, Economic
     Development Authority,
     ND Tech Project, RB, AMT,
     VRDN (B) (C) (D) (E)
     3.950%,  12/03/97                 $1,000     $  1,000
   Hammond, GO, Ser A-2
     4.200%,  01/08/98                  6,000        6,003
   Indianapolis, Industrial Economic
     Development Authority,
     Allied Signal, RB, VRDN
     (B) (C) (D)
     4.000%,  12/03/97                  3,500        3,500
   Indianapolis, Multi-Family
     Housing, RB, AMT, VRDN
     (C) (D) (E)
     4.050%,  12/03/97                  8,700        8,700
   Michigan City, Industrial Economic
     Development, Performance
     Packaging, RB, AMT, VRDN
     (B) (C) (D) (E)
     3.950%,  12/03/97                    900          900
   Rockport County, Pollution
     Control, Aep Generating
     Company Project, Ser B, RB,
     VRDN (AMBAC) (C) (D)
     3.900%,  12/01/97                  1,200        1,200
   State Financial Authority, Dekko
     International Project, RB, VRDN
     (C) (D) (E)
     4.050%,  12/03/97                    780          780
   State Health Facility Financing
     Authority, Clarian Health
     Partners, Ser B, RB, VRDN (C) (D)
     3.850%,  12/03/97                  2,000        2,000
                                                  --------
                                                    25,583
                                                  --------
IOWA (0.5%)
   West Des Moines, Commercial
     Development, Greyhound Lines
     Project, VRDN (C) (D) (E)
     3.850%,  12/03/97                  2,500        2,500
                                                  --------

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
KENTUCKY (1.7%)
   Jefferson County, Industrial
     Building, Fisher-Klosterman
     Project, RB, AMT, VRDN
     (C) (D) (E)
     4.050%,  12/04/97                 $2,420     $  2,420
   Pendleton County, RB, VRDN
     (C) (D) (E)
     3.950%,  07/01/98                  3,400        3,400
   State, Asset/Liability Common
     General Fund, TRAN, Ser A, RB
     4.500%,  06/25/98                  2,500        2,509
   State Economic Development,
     Hospital Facilities, RB, VRDN
     (C) (D) (E)
     3.850%,  12/04/97                  1,400        1,400
                                                  --------
                                                     9,729
                                                  --------
LOUISIANA (4.5%)
   Jefferson Parish, Sara Lee Project,
     RB, AMT, VRDN (C) (D) (E)
     3.900%,  12/01/97                  4,200        4,200
   Lake Charles, Harbor & Terminal
     District Authority, Reynolds
     Metals Project, VRDN (C) (D) (E)
     3.850%,  12/03/97                  3,000        3,000
   Plaqeumines, Port Facilities
     Revenue, International Marine
     Terminal Project, Ser B, Optional
     Put 03/13/98 @ 100 (D)
     3.750%,  03/15/06                  1,000        1,000
   St. James Parish, Pollution Control,
     Occidental Petroleum, RB,
     VRDN (C) (D) (E)
     3.900%,  12/03/97                  8,000        8,000
   State Offshore Terminal Authority,
     Deepwater Port, First Stage
     A-Loop Project, Ser A, RB,
     VRDN (C) (E)
     3.850%,  12/01/97                  2,300        2,300

================================================================================
                                                                     (UNAUDITED)


--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
LOUISIANA--CONTINUED
   State Offshore Terminal Authority,
     Deepwater Port, First Stage
     A-Loop Project, Ser A, RB,
     VRDN (C) (D) (E)
     3.850%,  12/03/97                 $2,000     $  2,000
   State Port Authority, Occidental
     Petroleum Project, VRDN
     (C) (D) (E)
     3.850%,  12/03/97                  4,500        4,500
                                                  --------
                                                    25,000
                                                  --------
MARYLAND (2.2%)
   Baltimore, Industrial Development
     Authority, Days Inn of America
     Project, RB, Pre-Refunded
     12/01/97 @ 100 (B) (F)
     12.625%,  12/01/04                 2,000        2,000
   Baltimore County, Allied Signal
     Project, VRDN (C) (D) (E)
     3.950%,  12/03/97                  1,000        1,000
   Baltimore County, Pollution
     Control, TECP
     3.900%,  12/11/97                  4,000        4,000
   State Health & Higher Education
     Authority, Pooled Loan Program,
     Ser B, VRDN (C) (D) (E)
     3.900%,  12/03/97                  5,000        5,000
                                                  --------
                                                    12,000
                                                  --------
MICHIGAN (3.1%)
   Oakland County, Economic
     Development Authority, Moody
     Family Ltd. Project, RB, AMT,
     VRDN (B) (C) (E)
     3.900%,  12/03/97                  1,000        1,000
   State Housing Development
     Authority, RB, AMT, VRDN
     (C) (D) (E)
     4.000%,  12/03/97                  1,000        1,000

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
MICHIGAN --CONTINUED
   State Housing Development
     Authority, Harbortown, RB,
     VRDN (C) (D) (E)
     4.075%,  12/04/97                 $3,000     $  3,000
   State Industrial Development
     Authority, RB, VRDN
     (B) (C) (D) (E)
     3.900%,  12/02/97                  3,000        3,000
   State Industrial Development
     Authority, Consumer Power
     Project, RB, VRDN (C) (D) (E)
     3.900%,  12/01/97                  5,200        5,200
   State Municipal Bond
     Authority, Ser B
     4.500%,  07/02/98                  4,000        4,016
                                                  --------
                                                    17,216
                                                  --------
MISSISSIPPI (1.1%)
   Jackson County, Chevron USA
     Project, Ser 93, RB, VRDN (C) (D)
     3.900%,  12/01/97                  6,100        6,100
                                                  --------
MISSOURI (1.3%)
   Kansas City, Streetlight Project,
     Ser B, GO
     4.250%,  02/01/98                  1,320        1,321
   St. Charles County, Industrial
     Development Authority, Casalon
     Apartment Project, Ser 95, RB,
     VRDN (C) (D) (E)
     3.900%,  12/04/97                  3,100        3,100
   State, Custody Receipt, Third
     Street Building Project, Ser A,
     VRDN (C) (D)
     4.000%,  12/03/97                  2,000        2,000
   State Economic Development
     Export & Infrastructure
     Authority, Plastic Enterprises
     Project, Ser A, RB, AMT, VRDN
     (C) (D) (E)
     4.250%,  12/03/97                    350          350

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
MISSOURI--CONTINUED
   State Environmental
     Improvement & Energy
     Resource Authority, Utilicorp
     United Project, RB, AMT,
     VRDN (C) (D) (E)
     3.950%,  12/03/97                $   700     $    700
   State Industrial Development
     Authority, Precision Stainless
     Project, Ser I, RB, VRDN
     (C) (D) (E)
     4.150%,  12/03/97                     65           65
                                                  --------
                                                     7,536
                                                  --------
NEVADA (4.9%)
   Clark County, Airport Improvement
     Authority, Ser A, RB, VRDN
     (MBIA) (C) (D)
     3.800%,  12/03/97                  9,900        9,900
   Clark County, Airport Improvement
     Authority, Ser A-1, RB,
     VRDN (C) (D) (E)
     3.800%,  12/03/97                  4,200        4,200
   Clark County, Nevada Power
     Project, Ser A, RB, AMT,
     VRDN (C) (D) (E)
     4.150%,  12/03/97                  5,000        5,000
   Clark County, School District,
     VRDN (C)
     4.030%,  12/04/97                  8,000        8,000
                                                  --------
                                                    27,100
                                                  --------
NEW HAMPSHIRE (4.3%)
   State Business Finance Authority,
     Pollution Control, RB, AMT,
     VRDN (C) (D) (E)
     4.050%,  12/03/97                  6,000        6,000
   State Business Finance Authority,
     Pollution Control, TECP
     3.750%,  12/17/97                 12,000       12,000

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
NEW HAMPSHIRE--CONTINUED
   State Housing Finance Authority,
     Multi-Family Housing, Fairways
     Project, AMT, RB, VRDN
     (C) (D) (E)
     3.950%,  12/03/97                 $5,000     $  5,000
   State Pollution Control Authority,
     RB, VRDN (C) (D) (E)
     3.900%,  12/03/97                    800          800
                                                  --------
                                                    23,800
                                                  --------
NEW MEXICO (2.7%)
   Educational Assistance
     Foundation, Student Loan
     Program, RB, VRDN
     (AMBAC) (C)
     4.100%,  12/04/97                  3,345        3,345
   Hurley, Pollution Control
     Authority, RB, VRDN (C) (D) (E)
     3.950%,  12/01/97                  2,200        2,200
   State, TRAN
     4.500%,  06/30/98                  3,000        3,011
   State, Ser A, TRAN
     4.500%,  06/30/98                  3,000        3,011
   State Financial Authority, Ser B, RB
     3.400%,  07/01/17                  3,385        3,385
                                                  --------
                                                    14,952
                                                  --------
NEW YORK (2.8%)
   Nassau County, Ser A, GO
     4.500%,  03/10/98                  2,000        2,003
   New York, Ser E5, GO,
     VRDN (C) (D) (E)
     3.850%,  12/01/97                  2,200        2,200
   State Urban Development
     Corporation, Senior Lien,
     VRDN (C)
     4.030%,  12/04/97                 11,600       11,600
                                                  --------
                                                    15,803
                                                  --------

================================================================================

                                                                     (UNAUDITED)


--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
NORTH CAROLINA (2.6%)
   Mecklenburg County, Industrial
     Facilities & Pollution Control,
     Sterigenics International Project,
     RB, AMT, VRDN (B) (C) (D) (E)
     4.200%,  12/03/97                 $2,000     $  2,000
   State Eastern Municipal Power
     Agency, TECP
     3.800%,  12/08/97                  5,200        5,200
     3.750%,  12/09/97                  4,975        4,975
   State Educational Facilities,
     Guilford College, VRDN
     (C) (D) (E)
     4.000%,  12/03/97                  2,300        2,300
                                                  --------
                                                    14,475
                                                  --------
OHIO (5.5%)
   Cincinnati, Student Loan Funding
     Ser 1983-A, RB, VRDN (C) (D) (E)
     3.850%,  12/03/97                 10,000       10,000
   Columbus, Sewer, RB, VRDN
     (C) (D)
     3.800%,  12/04/97                  9,600        9,600
   State Air Quality Development
     Authority, JMG Limited
     Partnership, Ser A, RB, AMT,
     VRDN (C) (D) (E)
     3.950%,  12/03/97                  3,000        3,000
   State Higher Education Authority,
     Lake Erie Project, VRDN
     (C) (D) (E)
     3.950%,  12/04/97                  5,100        5,100
   State Pollution Control Authority,
     Duquesne Project, RB, AMT,
     VRDN (C) (D) (E)
     4.000%,  12/03/97                  3,000        3,000
                                                  --------
                                                    30,700
                                                  --------
OKLAHOMA (0.7%)
   State Lirds Authority, TECP
     3.750%,  12/11/97                  3,700        3,700
                                                  --------

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
OREGON (0.7%)
   Port of St. Helens, Pollution
     Control, Portland General
     Electric, Ser B, RB,
     VRDN (C) (D) (E)
     3.950%,  12/01/97               $  3,800     $  3,800
                                                  --------
PENNSYLVANIA (3.1%)
   Beaver County, Industrial
     Development Authority,
     Duquesne Light Company
     Project, Ser B, RB, VRDN (C) (D)
     3.850%,  12/03/97                  1,000        1,000
   Philadelphia, Ser A, TRAN
     4.500%,  06/30/98                 10,000       10,028
   State, Ser A, VRDN, Pre-Refunded
     11/01/99 @ 101.5 (C) (D)
     4.030%,  12/04/97                  6,500        6,500
                                                  --------
                                                    17,528
                                                  --------
SOUTH CAROLINA (0.9%)
   York County, Pollution Control,
     Ser N-3, RB, VRDN (C) (D)
     3.700%,  03/15/98                  5,000        4,999
                                                  --------
SOUTH DAKOTA (0.5%)
   Lawrence County, Solid Waste
     Disposal, RB, AMT, VRDN
     (C) (D) (E)
     3.950%,  12/01/97                  3,000        3,000
                                                  --------
TENNESSEE (2.0%)
   Covington, Industrial Development
     Board, Charms Project, RB,
     AMT, VRDN (C) (D) (E)
     3.950%,  12/03/97                  3,000        3,000
   Hamilton County, Industrial
     Development Board,
     Lease Rent, RB (FGIC)
     5.100%,  09/01/98                    500          504

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
TENNESSEE--CONTINUED
   Hamilton County, Industrial
     Development Board, Tennessee
     Aquarium Project, RB,
     VRDN (C) (D) (E)
     4.050%,  12/04/97                 $3,000     $  3,000
   Memphis-Shelby County,
     Industrial Development Board,
     Ponderosa Fibres American
     Project, RB, AMT, VRDN
     (B) (C) (D) (E)
     4.200%,  12/04/97                  1,600        1,600
   Nashville & Davidson County,
     Industrial Development
     Authority, Multi-Family
     Mortgage, Chimneytop II Project,
     RB, VRDN (C) (D) (E)
     4.000%,  12/03/97                  1,325        1,325
   Nashville & Davidson County,
     Vanderbilt University, RB,
     VRDN (C) (D)
     3.650%,  12/03/97                  2,000        2,000
                                                  --------
                                                    11,429
                                                  --------
TEXAS (11.1%)
   Brazos River, Harbor Navigation
     District, TECP
     3.800%,  02/11/98                  2,700        2,700
   Brownsville, Utility Systems, TECP
     3.800%,  12/11/97                  4,000        4,000
   Georgetown, Higher Education
     Financing Authority,
     Southwestern University Project,
     Ser 1984, RB, VRDN (C) (D) (E)
     3.850%,  12/03/97                  2,000        2,000
   Gulf Coast, Industrial
     Development Authority, Amoco
     Oil Project, RB, VRDN, Optional
     Put 06/01/98 @ 100 (C) (D)
     3.800%,  06/01/98                  1,000        1,000

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
TEXAS--CONTINUED
   Gulf Coast, Waste Disposal
     Authority, TECP
     3.800%,  12/15/97                 $3,900     $  3,900
   Gulf Coast, Waste Disposal
     Authority, Amoco Oil Project,
     RB, AMT, VRDN (C) (D)
     4.100%,  12/01/97                  1,700        1,700
   Gulf Coast, Waste Disposal
     Authority, Amoco Oil Project,
     RB, VRDN (C) (D)
     3.800%,  05/01/98                  2,300        2,300
   Harris County, Health Facilities
     Authority, Memorial Hospital
     Project, Ser B, RB, VRDN (C) (D)
     3.800%,  12/03/97                  1,500        1,500
   Harris County, Housing Finance
     Corporation, Ser 1985, RB,
     VRDN (C) (D)
     4.325%,  12/04/97                    700          700
   Harris County, Industrial
     Development Authority, Lubrizol
     Project, RB, VRDN (C) (D)
     3.850%,  12/03/97                  1,600        1,600
   Harris County, Toll Roads, Ser H,
     RB, VRDN (C) (D)
     3.850%,  12/03/97                  5,500        5,500
   Houston, TECP
     3.700%,  12/11/97                  5,000        5,000
   Lone Star, Airport Improvement
     Authority, RB, VRDN (C) (D) (E)
     3.850%,  12/01/97                  1,700        1,700
   Sabine, River Authority, Pollution
     Control, RB, VRDN
     (MBIA) (D) (C)
     3.950%,  12/03/97                  3,000        3,000
   San Antonio, Electric
     Facilities, TECP
     3.800%,  01/28/98                  5,000        5,000

================================================================================
                                                                     (UNAUDITED)


--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
TEXAS--CONTINUED
   State, Ser A, TRAN
     4.750%,  08/31/98                $10,000     $ 10,066
   State Higher Education
     Authority, RB, VRDN
     (MBIA) (C) (D)
     3.900%,  12/03/97                  5,000        5,000
   State Public Financial
     Authority, TECP
     3.750%,  12/03/97                  5,000        5,000
                                                  --------
                                                    61,666
                                                  --------
UTAH (1.8%)
   Carbon County, Pollution Control
     Authority, Pacificorp Project, RB,
     VRDN (AMBAC) (C) (D)
     3.900%,  12/01/97                  1,600        1,600
   Intermountain Power Agency, RB,
     VRDN, Optional Put 6/15/98 @
     100 (C) (D) (E)
     3.800%,  07/01/21                  4,000        4,000
   Intermountain Power Agency, Ser E,
     RB, VRDN Optional Put
     03/15/98 (C) (D) (E)
     3.500%,  07/01/14                  1,000        1,000
   Salt Lake County, Pollution Control
     Authority, Station Holdings
     Project, RB, VRDN (C) (D)
     3.950%,  12/01/97                  3,100        3,100
   State Water Finance Agency,
     Pooled Loan, Ser A, RB (MBIA)
     4.050%,  10/01/98                    500          501
                                                  --------
                                                    10,201
                                                  --------
VIRGINIA (2.6%)
   Alexandria, Redevelopment &
     Housing Authority, Multi-Family
     First Mortgage, Goodwin Project,
     Ser B, RB, VRDN (B) (C) (D) (E)
     3.800%,  12/01/97                  2,000        2,000

--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
VIRGINIA--CONTINUED
   Bedford County, Industrial
     Development Authority, RB,
     AMT, VRDN (C) (D) (E)
     4.000%,  12/04/97                 $2,500     $  2,500
   Chesterfield County, Industrial
     Development Authority, Allied
     Signal Project, RB, VRDN (C)
     4.000%,  12/03/97                  3,000        3,000
   Commonwealth, Ser 1994,
     VRDN (C) (D)
     4.130%,  12/04/97                  4,000        4,000
   Front Royal & Warren County,
     Industrial Development Authority,
     Pen Tab Industries Project, RB,
     AMT, VRDN (B) (C) (D) (E)
     4.000%,  12/04/97                  3,000        3,000
                                                  --------
                                                    14,500
                                                  --------
WASHINGTON (2.9%)
   Pierce County, Washington
     Economic Development,
     Weyerhaeuser Real Estate Project,
     RB, VRDN (C) (D) (E)
     3.850%,  12/03/97                  3,000        3,000
   Port of Seattle, VRDN (C) (D)
     3.850%,  12/03/97                  1,600        1,600
   State Public Power Supply System,
     Nuclear Project #1, Ser 1A-3, RB,
     VRDN (C) (D) (E)
     3.850%,  12/03/97                  3,400        3,400
   State Public Power Supply System,
     Nuclear Project #3, Ser 3A-2, RB,
     VRDN (C) (D) (E)
     3.850%,  12/03/97                  5,000        5,000
   State Student Loan Finance
     Association, AMT, VRDN
     (C) (D) (E)
     4.000%,  12/04/97                  3,000        3,000
                                                  --------
                                                    16,000
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)    VALUE (000)
--------------------------------------------------------------
WEST VIRGINIA (0.7%)
   Marshall County, Pollution Control
     Authority, Allied Signal Project,
     RB, VRDN (B) (C) (D)
     4.000%,  12/03/97                 $2,000     $  2,000
   Marshall County, Pollution Control
     Authority, PPG Industries Project,
     RB, VRDN (C) (D)
     4.100%,  12/04/97                  2,000        2,000
                                                  --------
                                                     4,000
                                                  --------
WISCONSIN (0.6%)
   Janesville, School District, TAN
     4.100%,  09/21/98                  2,250        2,253
   Racine, Promissory Notes,
     Ser 96-B, GO
     3.700%,  12/15/97                  1,165        1,165
                                                  --------
                                                     3,418
                                                  --------
WYOMING (1.2%)
   Sweetwater, VRDN (C)
     3.900%,  12/03/97                  4,600        4,600
   Uinta County, Pollution Control,
     Amoco-Std Oil, RB, VRDN,
     Optional Put 12/01/98 @
     100 (C) (D)
     3.850%,  12/01/98                  2,000        2,000
                                                  --------
                                                     6,600
                                                  --------
Total Municipal Bonds
     (Cost $554,372)                               554,372
                                                  --------
CASH EQUIVALENTS (0.6%)
   AIM Management Institutional
     Tax-Free Portfolio                 1,622        1,622
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                 1,675        1,675
                                                  --------
Total Cash Equivalents
     (Cost $3,297)                                   3,297
                                                  --------
Total Investments (100.2%)
   (Cost $557,669)                                $557,669
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)             (846)
                                                  --------

NET ASSETS:
   Fund shares of the Trust Shares (unlimited
     authorization -- no par value) based
     on 435,518,351 outstanding shares
     of beneficial interest                        435,518
   Fund shares of the Investor Shares (unlimited
     authorization -- no par value) based
     on 121,308,800 outstanding shares
     of beneficial interest                        121,309
   Accumulated net realized loss
     on investments                                     (4)
                                                  --------
Total Net Assets (100.0%)                         $556,823
                                                  ========
Net Asset Value, Offering and Redemption
     Price Per Share -- Trust Shares              $   1.00
                                                  ========
Net Asset Value, Offering Price and
     Redemption Price Per Share --
     Investor Shares                              $   1.00
                                                  ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 77.

================================================================================
                                                                     (UNAUDITED)

                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS

ADR         American Depository Receipt
AMBAC       Security insured by the American
            Municipal Bond Assurance Corporation
AMT         Alternative Minimum Tax
Cl          Class
COP         Certificate of Participation
CV          Convertible Security
ETM         Escrowed to Maturity
F           Foreign Registry Shares
FFCB        Federal Farm Credit Bank
FGIC        Security insured by the Financial Guaranty
            Insurance Company
FHA         Federal Housing Administration
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Security insured by Financial Security
            Assurance
GDR         Global Depository Receipt
GDS         Global Depository Shares
GNMA        Government National Mortgage Association
GO          General Obligation
MBIA        Security Insured by the Municipal Bond
            Insurance Association
MTN         Medium Term Note
RB          Revenue Bond
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separately Traded Registered Interest
            and Principal Security
TAN         Tax Anticipation Note
TECP        Tax Exempt Commercial Paper
TRAN        Tax & Revenue Anticipation Note
VRDN        Variable Rate Demand Note
*           Non-income producing securities
(A)         Zero Coupon Bond
(B)         Private Placement Security
(C)         Variable rate security. The rate reported on the
            Statement of Net Assets is the rate in effect on November 30, 1997.
(D)         Put and demand features exist requiring the issuer
            to repurchase the instrument prior to maturity.
(E)         Securities are held in connection with a letter
            of credit issued by a major bank.
(F)         Collateralized by U.S. Government Securities

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997                                   UNAUDITED


                                                                                          ----------
                                                                                          INVESTMENT
                                                                                       GRADE TAX-EXEMPT
                                                                                           BOND FUND
                                                                                          ----------
Assets:
   Investments at Market Value
     (Cost $180,632, respectively) ....................................................    $182,600
   Accrued Income .....................................................................       2,814
   Receivables for Investment Securities Sold .........................................      19,061
   Receivables for Capital Shares Sold ................................................          84
   Other Assets .......................................................................         323
                                                                                           --------
   Total Assets .......................................................................     204,882
                                                                                           --------
Liabilities:
   Payables for Investment Securities Purchased .......................................     (25,836)
   Payables for Capital Shares Repurchased ............................................         (17)
   Accrued Expenses ...................................................................        (185)
   Distribution Payable ...............................................................        (542)
   Other Liabilities ..................................................................        (289)
                                                                                           --------
   Total Liabilities ..................................................................     (26,869)
                                                                                           --------
Net Assets:
   Fund shares of the Trust Shares (unlimited authorization -- no par value)
     based on 12,521,828 outstanding shares of beneficial interest ....................     138,487
   Fund shares of the Investor Shares (unlimited authorization -- no par value)
     based on 2,508,914 outstanding shares of beneficial interest .....................      26,745
   Fund shares of the Flex Shares (unlimited authorization -- no par value)
     based on 472,699 outstanding shares of beneficial interest .......................       5,355
   Accumulated net realized gain on investments .......................................       5,458
   Net unrealized appreciation on investments .........................................       1,968
                                                                                           --------
   Total Net Assets ...................................................................    $178,013
                                                                                           ========
Net Asset Value, Offering and Redemption Price Per Share -- Trust Shares ..............    $  11.48
                                                                                           ========
Net Asset Value and Redemption Price Per Share -- Investor Shares .....................    $  11.50
                                                                                           ========
Maximum Public Offering Per Share -- Investor Shares
   ($11.50 / 96.25%) ..................................................................    $  11.95
                                                                                           ========
Net Asset Value,Offering and Redemption Price Per Share -- Flex Shares (1) ............    $  11.48
                                                                                           ========

(1) FLEX CLASS HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


                      [This Page Left Intentionally Blank]

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1997             (UNAUDITED)



                                                                                       MID-CAP      SMALL CAP     CAPITAL
                                                                       VALUE INCOME    EQUITY        EQUITY       GROWTH
                                                                        STOCK FUND      FUND          FUND         FUND
                                                                        ----------    --------     ----------   ----------
                                                                         06/01/97-    06/01/97-     06/01/97-    06/01/97-
                                                                         11/30/97     11/30/97      11/30/97     11/30/97
                                                                        ----------    --------     ----------   ----------


Income:
   Interest Income ...............................................       $  3,479      $   940       $   249     $  4,665
   Dividend Income ...............................................         24,064          951         2,706        9,016
   Less: Foreign Taxes Withheld ..................................             --           --            --           --
                                                                         --------      -------       -------     --------
   Total Investment Income .......................................         27,543        1,891         2,955       13,681
                                                                         --------      -------       -------     --------
Expenses:
   Investment Advisory Fees ......................................          7,618        2,074         1,392        9,171
   Less: Investment Advisory Fees Waived .........................             --         (200)          (65)        (804)
   Less: Contribution from Advisor ...............................             --           --            --           --
   Administrator Fees ............................................            607          114            77          505
   Transfer Agent Fees -- Trust Shares ...........................             18            9             8            7
   Transfer Agent Fees -- Investor Shares ........................             56           18            --           95
   Transfer Agent Fees -- Flex Shares ............................             32           14             8           25
   Transfer Agent Out of Pocket Fees .............................             93           19             2           75
   Printing Expenses .............................................            126           23             3          100
   Custody Fees ..................................................             32            6             3           19
   Professional Fees .............................................             62           11             4           42
   Trustee Fees ..................................................             19            4            --           16
   Registration Fees .............................................             33            4            12           20
   Pricing Fees ..................................................             --           --            --           --
   Distribution Fees -- Investor Shares ..........................            300           48            --          804
   Less: Distribution Fees Waived -- Investor Shares .............             --          (15)           --         (130)
   Distribution Fees-- Flex Shares ...............................            499           61            40          260
   Less: Distribution Fees Waived -- Flex Shares .................             (3)         (11)           (5)          (2)
   Insurance and Other Fees ......................................             38            9             1            9
   Amortization of Deferred Organization Costs ...................              5           --            16           --
                                                                         --------      -------       -------     --------
   Total Expenses ................................................          9,535        2,188         1,496       10,212
                                                                         --------      -------       -------     --------
   Net Investment Income (Loss) ..................................         18,008         (297)        1,459        3,469
                                                                         --------      -------       -------     --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ...................        149,294       28,716        14,366      110,744
   Net Realized Loss on Foreign Currency Transactions ............             --           --            --           --
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of Other Assets and
     Liabilities in Foreign Currency .............................             --           --            --           --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ..............................................         19,116        7,067        10,846       67,401
                                                                         --------      -------       -------     --------
   Total Net Realized and Unrealized Gain
     on Investments ..............................................        168,410       35,783        25,212      178,145
                                                                         --------      -------       -------     --------
   Net Increase (Decrease) in Net Assets from Operations .........       $186,418      $35,486       $26,671     $181,614
                                                                         ========      =======       =======     ========




                                                                                       EMERGING      INTERNATIONAL    INTERNATIONAL
                                                                       BALANCED         MARKETS         EQUITY           EQUITY
                                                                         FUND         EQUITY FUND     INDEX FUND          FUND
                                                                       --------       ----------      ----------       ----------
                                                                       06/01/97-       06/01/97-       06/01/97-        06/01/97-
                                                                       11/30/97        11/30/97        11/30/97         11/30/97
                                                                       --------       ----------      ----------       ----------


Income:
   Interest Income ...............................................     $ 2,438        $    99            $   18          $   692
   Dividend Income ...............................................         629            500               557            4,281
   Less: Foreign Taxes Withheld ..................................          --            (37)              (60)            (154)
                                                                       -------        -------            ------          -------
   Total Investment Income .......................................       3,067            562               515            4,819
                                                                       -------        -------            ------          -------
Expenses:
   Investment Advisory Fees ......................................         818            298               273            3,477
   Less: Investment Advisory Fees Waived .........................        (104)           (77)              (37)             (19)
   Less: Contribution from Advisor ...............................          --             --                --               --
   Administrator Fees ............................................          55             15                19              177
   Transfer Agent Fees -- Trust Shares ...........................          10              8                10                9
   Transfer Agent Fees -- Investor Shares ........................           9             --                10                9
   Transfer Agent Fees -- Flex Shares ............................          11             --                 7               12
   Transfer Agent Out of Pocket Fees .............................           8              3                 3               19
   Printing Expenses .............................................          10              4                 3               11
   Custody Fees ..................................................           2             76                31              291
   Professional Fees .............................................           4              2                 4               11
   Trustee Fees ..................................................           2             --                 1                2
   Registration Fees .............................................           3              6                 2               25
   Pricing Fees ..................................................          --              6                 6                8
   Distribution Fees -- Investor Shares ..........................           9             --                10               22
   Less: Distribution Fees Waived -- Investor Shares .............          (8)            --                (9)              (8)
   Distribution Fees-- Flex Shares ...............................          44             --                 4               67
   Less: Distribution Fees Waived -- Flex Shares .................          (7)            --                (4)              (9)
   Insurance and Other Fees ......................................           3              1                 1                7
   Amortization of Deferred Organization Costs ...................          --             13                 2                1
                                                                       -------        -------            ------          -------
   Total Expenses ................................................         869            355               336            4,112
                                                                       -------        -------            ------          -------
   Net Investment Income (Loss) ..................................       2,198            207               179              707
                                                                       -------        -------            ------          -------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ...................       7,399           (807)            1,105           18,081
   Net Realized Loss on Foreign Currency Transactions ............          --            (47)              (45)            (494)
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of Other Assets and
     Liabilities in Foreign Currency .............................          --              2                26              (33)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ..............................................       6,632         (7,410)             (330)         (10,496)
                                                                       -------        -------            ------          -------
   Total Net Realized and Unrealized Gain
     on Investments ..............................................      14,031         (8,262)              756            7,058
                                                                       -------        -------            ------          -------
   Net Increase (Decrease) in Net Assets from Operations .........     $16,229        $(8,055)           $  935          $ 7,765
                                                                       =======        =======            ======          =======





                                                                                       INVESTMENT GRADE     FLORIDA      TENNESSEE
                                                                            SUNBELT       TAX-EXEMPT      TAX-EXEMPT    TAX-EXEMPT
                                                                          EQUITY FUND      BOND FUND       BOND FUND     BOND FUND
                                                                           --------        --------        --------      --------
                                                                           06/01/97-       06/01/97-       06/01/97-     06/01/97-
                                                                           11/30/97        11/30/97        11/30/97      11/30/97
                                                                           --------        --------        --------      --------

Income:
   Interest Income ...............................................         $   167         $ 4,160         $1,765          $161
   Dividend Income ...............................................             480              --             --            --
   Less: Foreign Taxes Withheld ..................................              --              --             --            --
                                                                           -------         -------         ------          ----
   Total Investment Income .......................................             647           4,160          1,765           161
                                                                           -------         -------         ------          ----
Expenses:
   Investment Advisory Fees ......................................           2,615             663            231            21
   Less: Investment Advisory Fees Waived .........................            (259)           (107)           (49)          (21)
   Less: Contribution from Advisor ...............................              --              --             --            (6)
   Administrator Fees ............................................             144              57             23             2
   Transfer Agent Fees -- Trust Shares ...........................              11              10             11            10
   Transfer Agent Fees -- Investor Shares ........................              26              22              5             7
   Transfer Agent Fees -- Flex Shares ............................              11               6              8             8
   Transfer Agent Out of Pocket Fees .............................              28              11              3            --
   Printing Expenses .............................................              31              20              3             1
   Custody Fees ..................................................               8               2              1            --
   Professional Fees .............................................              18               6              2            --
   Trustee Fees ..................................................               6               2              1            --
   Registration Fees .............................................               4               1              3            --
   Pricing Fees ..................................................              --              --             --            --
   Distribution Fees -- Investor Shares ..........................              66              65              3             1
   Less: Distribution Fees Waived -- Investor Shares .............             (21)            (25)            (3)           --
   Distribution Fees -- Flex Shares...............................              32              25             24            15
   Less: Distribution Fees Waived -- Flex Shares .................              (9)             (8)           (15)           (5)
   Insurance and Other Fees ......................................              11               5              1            --
   Amortization of Deferred Organization Costs ...................              --              --             --            --
                                                                           -------         -------         ------          ----
   Total Expenses ................................................           2,722             755            252            33
                                                                           -------         -------         ------          ----
   Net Investment Income (Loss) ..................................          (2,075)          3,405          1,513           128
                                                                           -------         -------         ------          ----
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold ...................          30,269           3,491            242             7
   Net Realized Loss on Foreign Currency Transactions ............              --              --             --            --
   Net Change in Unrealized Appreciation (Depreciation) on
     Foreign Currency and Translation of Other Assets and
     Liabilities in Foreign Currency .............................              --              --             --            --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ..............................................          39,233             495          1,545           130
                                                                           -------         -------         ------          ----
   Total Net Realized and Unrealized Gain
     on Investments ..............................................          69,502           3,986          1,787           137
                                                                           -------         -------         ------          ----
   Net Increase (Decrease) in Net Assets from Operations .........         $67,427         $ 7,391         $3,300          $265
                                                                           =======         =======         ======          ====




Amounts designated as "--" are either $0 or round to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                    80 & 81


STATEMENT OF OPERATIONS (000) (concluded)
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1997             (UNAUDITED)




                                                                          GEORGIA           INVESTMENT
                                                                        TAX-EXEMPT          GRADE BOND        SHORT-TERM
                                                                         BOND FUND             FUND            BOND FUND
                                                                         --------            --------          --------
                                                                         06/01/97-           06/01/97-         06/01/97-
                                                                         11/30/97            11/30/97          11/30/97
                                                                         --------            --------          --------
Interest Income ..................................................        $1,265              $23,873           $3,130
                                                                          ------              -------           ------
Expenses:
   Investment Advisory Fees ......................................           171                2,690              328
   Less: Investment Advisory Fees Waived .........................           (41)                (383)             (76)
   Administrator Fees ............................................            17                  230               32
   Less: Administrator Fees Waived ...............................            --                   --               --
   Transfer Agent Fees -- Trust Shares ...........................            10                   10                9
   Transfer Agent Fees -- Investor Shares ........................             7                   23                8
   Transfer Agent Fees -- Flex Shares ............................             9                   11                8
   Transfer Agent Out of Pocket Fees .............................             2                   44                3
   Printing Expenses .............................................             3                   62                9
   Custody Fees ..................................................             1                   11                2
   Professional Fees .............................................             1                   25                4
   Trustee Fees ..................................................            --                    9                1
   Registration Fees .............................................             1                    6                1
   Distribution Fees -- Investor Shares ..........................             3                   71                2
   Less: Distribution Fees Waived -- Investor Shares .............            (3)                 (27)              (2)
   Distribution Fees -- Flex Shares ..............................            26                   34                6
   Less: Distribution Fees Waived -- Flex Shares .................           (15)                 (16)              (6)
   Insurance and Other Fees ......................................             1                   18                3
   Amortization of Deferred Organization Costs ...................            --                   --                2
                                                                          ------              -------           ------
   Total Expenses ................................................           193                2,818              334
                                                                          ------              -------           ------
Net Investment Income ............................................         1,072               21,055            2,796
                                                                          ------              -------           ------
Net Realized and Unrealized Gain on Investments:
   Net Realized Gain on Securities Sold ..........................            53                3,891              253
   Net Change in Unrealized Appreciation
     on Investments ..............................................         1,235               21,593              895
                                                                          ------              -------           ------
   Total Net Realized and Unrealized Gain
     on Investments ..............................................         1,288               25,484            1,148
                                                                          ------              -------           ------
Net Increase in Net Assets from Operations .......................        $2,360              $46,539           $3,944
                                                                          ======              =======           ======



                                                                         SHORT-TERM
                                                                        U.S. TREASURY       LIMITED-TERM               U.S.
                                                                         SECURITIES       FEDERAL MORTGAGE          GOVERNMENT
                                                                            FUND           SECURITIES FUND        SECURITIES FUND
                                                                          --------            --------               --------
                                                                          06/01/97-           06/01/97-              06/01/97-
                                                                          11/30/97            11/30/97               11/30/97
                                                                          --------            --------               --------
Interest Income ..................................................          $766               $4,326                 $  981
                                                                            ----               ------                 ------
Expenses:
   Investment Advisory Fees ......................................            84                  434                    105
   Less: Investment Advisory Fees Waived .........................           (33)                 (76)                   (25)
   Administrator Fees ............................................             8                   42                      9
   Less: Administrator Fees Waived ...............................            --                   --                     --
   Transfer Agent Fees -- Trust Shares ...........................            10                   10                     10
   Transfer Agent Fees -- Investor Shares ........................             8                    8                      8
   Transfer Agent Fees -- Flex Shares ............................             8                    9                      9
   Transfer Agent Out of Pocket Fees .............................            --                    2                     --
   Printing Expenses .............................................             1                    5                      1
   Custody Fees ..................................................            --                    2                     --
   Professional Fees .............................................             1                    3                      1
   Trustee Fees ..................................................            --                    1                     --
   Registration Fees .............................................            --                   --                     --
   Distribution Fees -- Investor Shares ..........................             3                    3                      4
   Less: Distribution Fees Waived -- Investor Shares .............            (3)                  (3)                    (4)
   Distribution Fees -- Flex Shares ..............................             6                    8                     15
   Less: Distribution Fees Waived -- Flex Shares .................            (6)                  (8)                    (9)
   Insurance and Other Fees ......................................            --                   --                     --
   Amortization of Deferred Organization Costs ...................             2                    2                      2
                                                                            ----               ------                 ------
   Total Expenses ................................................            89                  442                    126
                                                                            ----               ------                 ------
Net Investment Income ............................................           677                3,884                    855
                                                                            ----               ------                 ------
Net Realized and Unrealized Gain on Investments:
   Net Realized Gain on Securities Sold ..........................            27                  241                     33
   Net Change in Unrealized Appreciation
     on Investments ..............................................           136                  863                    844
                                                                            ----               ------                 ------
   Total Net Realized and Unrealized Gain
     on Investments ..............................................           163                1,104                    877
                                                                            ----               ------                 ------
Net Increase in Net Assets from Operations .......................          $840               $4,988                 $1,732
                                                                            ====               ======                 ======



                                                                                                                    TAX-EXEMPT
                                                                        PRIME QUALITY          U.S. GOVERNMENT         MONEY
                                                                        MONEY MARKET          SECURITIES MONEY        MARKET
                                                                            FUND                 MARKET FUND           FUND
                                                                          --------                --------           --------
                                                                          06/01/97-               06/01/97-          06/01/97-
                                                                          11/30/97                11/30/97           11/30/97
                                                                          --------                --------           --------
Interest Income ..................................................         $49,785                 $10,825            $9,654
                                                                           -------                 -------            ------
Expenses:
   Investment Advisory Fees ......................................           5,713                   1,266             1,422
   Less: Investment Advisory Fees Waived .........................          (1,143)                   (253)             (398)
   Administrator Fees ............................................             557                     123               164
   Less: Administrator Fees Waived ...............................            (420)                    (61)               --
   Transfer Agent Fees -- Trust Shares ...........................              10                      10                10
   Transfer Agent Fees -- Investor Shares ........................              23                       5                10
   Transfer Agent Fees -- Flex Shares ............................              --                      --                --
   Transfer Agent Out of Pocket Fees .............................              90                      22                12
   Printing Expenses .............................................             114                      29                34
   Custody Fees ..................................................              34                       4                 9
   Professional Fees .............................................              69                      11                16
   Trustee Fees ..................................................              18                       5                 6
   Registration Fees .............................................              64                      17                12
   Distribution Fees -- Investor Shares ..........................             318                      50                91
   Less: Distribution Fees Waived -- Investor Shares .............            (111)                    (12)              (32)
   Distribution Fees -- Flex Shares ..............................              --                      --                --
   Less: Distribution Fees Waived -- Flex Shares .................              --                      --                --
   Insurance and Other Fees ......................................              41                      14                11
   Amortization of Deferred Organization Costs ...................              --                      --                --
                                                                           -------                 -------            ------
   Total Expenses ................................................           5,377                   1,230             1,367
                                                                           -------                 -------            ------
Net Investment Income ............................................          44,408                   9,595             8,287
                                                                           -------                 -------            ------
Net Realized and Unrealized Gain on Investments:
  Net Realized Gain on Securities Sold ..........................               45                      71                --
  Net Change in Unrealized Appreciation
    on Investments ..............................................               --                      --                --
                                                                           -------                 -------            ------
  Total Net Realized and Unrealized Gain
    on Investments ..............................................               45                      71                --
                                                                           -------                 -------            ------
Net Increase in Net Assets from Operations .......................         $44,453                 $ 9,666            $8,287
                                                                           =======                 =======            ======



Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                    82 & 83

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1997 AND THE YEAR
ENDED MAY 31, 1997                                                   (UNAUDITED)




                                                             VALUE INCOME            MID-CAP EQUITY              SMALL CAP
                                                              STOCK FUND                  FUND                  EQUITY FUND
                                                         -------------------       -------------------      -------------------
                                                         06/01/97-  06/01/97-      06/01/97-  06/01/97-     06/01/97-  01/31/97*-
                                                         11/30/97   05/31/97       11/30/97   05/31/97      11/30/97   05/31/97
                                                         --------   --------       --------   --------      --------   --------

Operations:
  Net Investment Income (Loss) .....................   $   18,008  $   35,049      $  ($297)  $    513       $  1,459  $    521
  Net Realized Gain (Loss) on Investments ..........      149,294     243,189        28,716     33,978         14,366     1,757
  Net Realized Loss on Foreign Currency
    Transactions ...................................           --          --            --         --             --        --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ................           --          --            --         --             --        --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .................................       19,116      33,953         7,067      4,912         10,846     7,644
                                                       ----------  ----------      --------   --------       --------  --------
    Increase (Decrease) in Net Assets from Operations     186,418     312,191        35,486     39,403         26,671     9,922
                                                       ----------  ----------      --------   --------       --------  --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ...................................      (16,094)    (30,805)           --       (962)        (1,137)     (205)
    Investor Shares ................................       (1,465)     (2,820)           --        (17)            --        --
    Flex Shares ....................................         (517)       (606)           --         --            (15)       --
  Capital Gains:
    Trust Shares ...................................           --    (166,191)           --    (24,244)            --        --
    Investor Shares ................................           --     (18,030)           --     (1,770)            --        --
    Flex Shares ....................................           --      (5,570)           --       (676)            --        --
                                                       ----------  ----------      --------   --------       --------  --------
  Total Distributions ..............................      (18,076)   (224,022)           --    (27,669)        (1,152)     (205)
                                                       ----------  ----------      --------   --------       --------  --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ....................      179,198     380,339        65,225    113,386        158,257   126,046
    Reinvestment of Cash Distributions .............       11,708     179,808           --      22,790            743       137
    Cost of Shares Repurchased .....................     (177,634)   (392,524)      (45,246)  (113,291)       (19,431)   (4,851)
                                                       ----------  ----------      --------   --------       --------  --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ...................................       13,272     167,623        19,979     22,885        139,569   121,332
                                                       ----------  ----------      --------   --------       --------  --------
  Investor Shares:
    Proceeds from Shares Issued ....................       15,027      31,242         2,598      5,664             --        --
    Reinvestment of Cash Distributions .............        1,445      20,626            --      1,783             --        --
    Cost of Shares Repurchased .....................      (13,773)    (24,774)       (2,328)    (5,934)            --        --
                                                       ----------  ----------      --------   --------       --------  --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions .............................        2,699      27,094           270      1,513             --        --
                                                       ----------  ----------      --------   --------       --------  --------
  Flex Shares:
    Proceeds from Shares Issued ....................       42,939      43,363         4,307      5,680         17,492        --
    Reinvestment of Cash Distributions .............          508       6,080           --         666             15        --
    Cost of Shares Repurchased .....................       (7,060)     (6,096)       (1,541)    (1,648)          (537)       --
                                                       ----------  ----------      --------   --------       --------  --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ........................       36,387      43,347         2,766      4,698         16,970        --
                                                       ----------  ----------      --------   --------       --------  --------
    Increase (Decrease) in Net Assets From Share
      Transactions .................................       52,358     238,064        23,015     29,096        156,539   121,332
                                                       ----------  ----------      --------   --------       --------  --------
      Total Increase (Decrease) in Net Assets ......      220,700     326,233        58,501     40,830        182,058   131,049
                                                       ----------  ----------      --------   --------       --------  --------
Net Assets:
  Beginning of Period ..............................    1,727,527   1,401,294       317,735    276,905        131,049        --
                                                       ----------  ----------      --------   --------       --------  --------
  End of Period ....................................   $1,948,227  $1,727,527      $376,236   $317,735       $313,107  $131,049
                                                       ==========  ==========      ========   ========       ========  ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ..................................       12,142      29,343         4,497      9,011         13,069    12,290
    Shares Issued in Lieu of Cash Distributions ....          805      14,654            --      1,853             --        13
    Shares Redeemed ................................      (12,024)    (30,076)       (3,163)    (9,008)        (1,558)     (466)
                                                       ----------  ----------      --------   --------       --------  --------
  Net Trust Share Transactions .....................          923      13,921         1,334      1,856         11,511    11,837
                                                       ----------  ----------      --------   --------       --------  --------
  Investor Shares:
    Shares Issued ..................................        1,024       2,411           180        455             --        --
    Shares Issued in Lieu of Cash Distributions ....           99       1,683            --        145             --        --
    Shares Redeemed ................................         (932)     (1,906)         (162)      (472)            --        --
                                                       ----------  ----------      --------   --------       --------  --------
  Net Investor Share Transactions ..................          191       2,188            18        128             --        --
                                                       ----------  ----------      --------   --------       --------  --------
  Flex Shares:
    Shares Issued ..................................        2,929       3,360           300        459          1,409        --
    Shares Issued in Lieu of Cash Distributions ....           35         500            --         55             --        --
    Shares Redeemed ................................         (482)       (470)         (110)      (134)           (43)       --
                                                       ----------  ----------      --------   --------       --------  --------
  Net Flex Share Transactions ......................        2,482       3,390           190        380          1,366        --
                                                       ==========  ==========      ========   ========       ========  ========






                                                                                                               EMERGING
                                                           CAPITAL GROWTH FUND      BALANCED FUND        MARKETS EQUITY FUND
                                                           -------------------    -------------------    -------------------
                                                           06/01/97-  06/01/96-   06/01/97-  06/01/96-   06/01/97-  01/31/97*-
                                                           11/30/97   05/31/97    11/30/97   05/31/97    11/30/97   05/31/97
                                                           --------   --------    --------   --------    --------   --------

Operations:
  Net Investment Income (Loss) .......................    $    3,469 $    8,603   $  2,198   $  3,521     $   207    $   144
  Net Realized Gain (Loss) on Investments ............       110,744    221,554      7,399     11,411        (807)        80
  Net Realized Loss on Foreign Currency
    Transactions .....................................            --         --         --         --         (47)       (18)
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency ..................            --         --         --         --           2         --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...................................        67,401     43,851      6,632      5,223      (7,410)     2,108
                                                          ---------- ----------   --------   --------     -------    -------
    Increase (Decrease) in Net Assets from Operations        181,614    274,008     16,229     20,155      (8,055)     2,314
                                                          ---------- ----------   --------   --------     -------    -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................................        (3,895)    (7,993)    (2,085)    (3,051)         --         --
    Investor Shares ..................................           (28)      (338)       (77)      (139)         --         --
    Flex Shares ......................................            --         --        (70)       (77)         --         --
  Capital Gains:
    Trust Shares .....................................            --   (180,731)        --     (9,775)         --         --
    Investor Shares ..................................            --    (35,976)        --       (505)         --         --
    Flex Shares ......................................            --     (3,858)        --       (388)         --         --
                                                          ---------- ----------   --------   --------     -------    -------
  Total Distributions ................................        (3,923)  (228,896)    (2,232)   (13,935)         --         --
                                                          ---------- ----------   --------   --------     -------    -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......................       282,533    295,281     24,354     75,303      17,384     42,043
    Reinvestment of Cash Distributions ...............         3,006    178,092      2,037     12,606          --         --
    Cost of Shares Repurchased .......................      (176,565)  (406,707)   (28,707)   (54,011)     (9,238)    (4,862)
                                                          ---------- ----------   --------   --------     -------    -------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .....................................       108,974     66,666     (2,316)    33,898       8,146     37,181
                                                          ---------- ----------   --------   --------     -------    -------
  Investor Shares:
    Proceeds from Shares Issued ......................        12,156     22,778        698      1,430          --         --
    Reinvestment of Cash Distributions ...............            27     36,046         76        633          --         --
    Cost of Shares Repurchased .......................       (17,882)   (38,034)      (583)    (1,149)         --         --
                                                          ---------- ----------   --------   --------     -------    -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...............................        (5,699)    20,790        191        914          --         --
                                                          ---------- ----------   --------   --------     -------    -------
  Flex Shares:
    Proceeds from Shares Issued ......................        25,296     23,389      5,833      3,065          --         --
    Reinvestment of Cash Distributions ...............            --      3,813         69        462          --         --
    Cost of Shares Repurchased .......................        (4,089)    (2,774)      (975)      (787)         --         --
                                                          ---------- ----------   --------   --------     -------    -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ..........................        21,207     24,428      4,927      2,740          --         --
                                                          ---------- ----------   --------   --------     -------    -------
    Increase (Decrease) in Net Assets From Share
      Transactions ...................................       124,482    111,884      2,802     37,552       8,146     37,181
                                                          ---------- ----------   --------   --------     -------    -------
      Total Increase (Decrease) in Net Assets ........       302,173    156,996     16,799     43,772          91     39,495
                                                          ---------- ----------   --------   --------     -------    -------
Net Assets:
  Beginning of Period ................................     1,340,541  1,183,545    163,437    119,665      39,495         --
                                                          ---------- ----------   --------   --------     -------    -------
  End of Period ......................................    $1,642,714 $1,340,541   $180,236   $163,437     $39,586    $39,495
                                                          ========== ==========   ========   ========     =======    =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ....................................        17,789     20,391      1,926      6,572       1,621      4,128
    Shares Issued in Lieu of Cash Distributions ......           185     13,369        163      1,122          --         --
    Shares Redeemed ..................................       (10,754)   (27,687)    (2,276)    (4,686)       (915)      (468)
                                                          ---------- ----------   --------   --------     -------    -------
  Net Trust Share Transactions .......................         7,220      6,073       (187)     3,008         706      3,660
                                                          ---------- ----------   --------   --------     -------    -------
  Investor Shares:
    Shares Issued ....................................           740      1,573         55        122          --         --
    Shares Issued in Lieu of Cash Distributions ......             2      2,717          6         56          --         --
    Shares Redeemed ..................................        (1,089)    (2,607)       (46)       (99)         --         --
                                                          ---------- ----------   --------   --------     -------    -------
  Net Investor Share Transactions ....................          (347)     1,683         15         79          --         --
                                                          ---------- ----------   --------   --------     -------    -------
  Flex Shares:
    Shares Issued ....................................         1,548      1,620        459        265          --         --
    Shares Issued in Lieu of Cash Distributions ......            --        289          5         41          --         --
    Shares Redeemed ..................................          (250)      (191)       (77)       (68)         --         --
                                                          ---------- ----------   --------   --------     -------    -------
  Net Flex Share Transactions ........................         1,298      1,718        387        238          --         --
                                                          ========== ==========   ========   ========     =======    =======





                                                            INTERNATIONAL           INTERNATIONAL
                                                                EQUITY                  EQUITY
                                                             INDEX FUND                  FUND           SUNBELT EQUITY FUND
                                                         -------------------    --------------------    -------------------
                                                         06/01/97-  06/01/96-   06/01/97-   06/01/96-   06/01/97-  06/01/96-
                                                         11/30/97   05/31/97    11/30/97    05/31/97    11/30/97   05/31/97
                                                         --------   --------    --------    --------    --------   --------

Operations:
  Net Investment Income (Loss) ......................     $   179    $   482    $    707    $  1,788    $ (2,075)  $ (2,928)
  Net Realized Gain (Loss) on Investments ...........       1,105      4,148      18,081      31,885      30,269     24,062
  Net Realized Loss on Foreign Currency
    Transactions ....................................         (45)       (50)       (494)       (949)         --         --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency .................          26        (21)        (33)         16          --         --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ..................................        (330)      (466)    (10,496)     51,213      39,233    (18,818)
                                                          -------    -------    --------    --------    --------   --------
    Increase (Decrease) in Net Assets from Operations         935      4,093       7,765      83,953      67,427      2,316
                                                          -------    -------    --------    --------    --------   --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ....................................          --       (614)         --        (638)         --         --
    Investor Shares .................................          --        (35)         --          --          --         --
    Flex Shares .....................................          --         --          --          --          --         --
  Capital Gains:
    Trust Shares ....................................          --     (1,696)         --      (9,573)         --    (29,932)
    Investor Shares .................................          --       (154)         --        (182)         --     (2,119)
    Flex Shares .....................................          --        (27)         --         (75)         --       (360)
                                                          -------    -------    --------    --------    --------   --------
  Total Distributions ...............................          --     (2,526)         --     (10,468)         --    (32,411)
                                                          -------    -------    --------    --------    --------   --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .....................       3,499     21,944     190,400     382,588      86,098    208,763
    Reinvestment of Cash Distributions ..............          --      1,958          --       9,386         --      27,551
    Cost of Shares Repurchased ......................      (8,412)   (62,693)   (155,526)   (187,406)   (103,387)  (239,412)
                                                          -------    -------    --------    --------    --------   --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions ....................................      (4,913)   (38,791)     34,874     204,568     (17,289)    (3,098)
                                                          -------    -------    --------    --------    --------   --------
  Investor Shares:
    Proceeds from Shares Issued .....................       1,043      2,579       4,901       7,794       1,900      6,043
    Reinvestment of Cash Distributions ..............          --        189          --         181         --       2,111
    Cost of Shares Repurchased ......................        (925)    (2,981)     (1,505)     (2,060)     (4,604)    (7,103)
                                                          -------    -------    --------    --------    --------   --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ..............................         118       (213)      3,396       5,915      (2,704)     1,051
                                                          -------    -------    --------    --------    --------   --------
  Flex Shares:
    Proceeds from Shares Issued .....................         273        334       9,345       7,049       1,154      3,978
    Reinvestment of Cash Distributions ..............          --         27          --          74         --         354
    Cost of Shares Repurchased ......................        (277)      (410)     (1,452)       (424)       (992)    (1,172)
                                                          -------    -------    --------    --------    --------   --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions .........................          (4)       (49)      7,893       6,699         162      3,160
                                                          -------    -------    --------    --------    --------   --------
    Increase (Decrease) in Net Assets From Share
      Transactions ..................................      (4,799)   (39,053)     46,163     217,182     (19,831)     1,113
                                                          -------    -------    --------    --------    --------   --------
      Total Increase (Decrease) in Net Assets .......      (3,864)   (37,486)     53,928     290,667      47,596    (29,982)
                                                          -------    -------    --------    --------    --------   --------
Net Assets:
  Beginning of Period ...............................      60,008     97,494     508,374     217,707     415,155    444,137
                                                          -------    -------    --------    --------    --------   --------
  End of Period .....................................     $56,144    $60,008    $562,302    $508,374    $462,751   $415,155
                                                          =======    =======    ========    ========    ========   ========
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ...................................         292      2,030      13,219      31,059       5,648     16,289
    Shares Issued in Lieu of Cash Distributions .....          --        184          --         785          --      2,176

    Shares Redeemed .................................        (702)    (5,800)    (10,815)    (14,649)     (6,996)   (18,979)
                                                          -------    -------    --------    --------    --------   --------
  Net Trust Share Transactions ......................        (410)    (3,586)      2,404      17,195      (1,348)      (514)
                                                          -------    -------    --------    --------    --------   --------
  Investor Shares:
    Shares Issued ...................................          87        241         339         634         128        473
    Shares Issued in Lieu of Cash Distributions .....          --         18          --          15          --        169

    Shares Redeemed .................................         (77)      (277)       (106)       (166)       (312)      (569)
                                                          -------    -------    --------    --------    --------   --------
  Net Investor Share Transactions ...................          10        (18)        233         483        (184)        73
                                                          -------    -------    --------    --------    --------   --------
  Flex Shares:
    Shares Issued ...................................          22         31         653         566          77        310
    Shares Issued in Lieu of Cash Distributions .....          --          3          --           6          --         29

    Shares Redeemed .................................         (23)       (38)       (103)        (34)        (69)       (95)
                                                          -------    -------    --------    --------    --------   --------
  Net Flex Share Transactions .......................          (1)        (4)        550         538           8        244
                                                          =======    =======    ========    ========    ========   ========



*Commencement of operations.
Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    84 & 85

================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1997 AND THE YEAR
ENDED MAY 31, 1997                                                   (UNAUDITED)



                                                                                    FLORIDA              TENNESSEE
                                                     INVESTMENT GRADE TAX-        TAX-EXEMPT            TAX-EXEMPT
                                                       EXEMPT BOND FUND            BOND FUND             BOND FUND
                                                     -------------------     -------------------    -------------------
                                                     06/01/97-  06/01/96-    06/01/97-  06/01/96-   06/01/97-  06/01/96-
                                                     11/30/97   05/31/97     11/30/97   05/31/97    11/30/97   05/31/97
                                                     --------   --------     --------   --------    --------   --------

Operations:
  Net Investment Income ..........................    $ 3,405   $  6,631     $ 1,513     $ 1,999      $  128     $  227
  Net Realized Gain (Loss) on Investments ........      3,491      2,924         242        (209)          7        (11)
  Net Change in Unrealized Appreciation
    on Investments ...............................        495      2,169       1,545       1,157         130        153
                                                     --------   --------     -------     -------      ------     ------
    Increase in Net Assets from Operations .......      7,391     11,724       3,300       2,947         265        369
                                                     --------   --------     -------     -------      ------     ------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .................................     (2,805)    (5,248)     (1,361)     (1,748)        (44)       (74)
    Investor Shares ..............................       (523)    (1,226)        (67)       (154)        (28)       (65)
    Flex Shares ..................................        (77)      (159)        (85)       (101)        (56)       (88)
  Capital Gains:
    Trust Shares .................................         --     (2,384)         --        (126)         --         --
    Investor Shares ..............................         --       (623)         --         (11)         --         --
    Flex Shares ..................................         --        (92)         --          (9)         --         --
                                                     --------   --------     -------     -------      ------     ------
  Total Distributions ............................     (3,405)    (9,732)     (1,513)     (2,149)       (128)      (227)
                                                     --------   --------     -------     -------      ------     ------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..................     17,719     45,948      27,391      27,976         652      1,241
    Reinvestment of Cash Distributions ...........        707      3,196         156         314           8         33
    Cost of Shares Repurchased ...................    (17,006)   (36,027)     (6,843)     (9,265)       (610)    (1,174)
                                                     --------   --------     -------     -------      ------     ------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .................................      1,420     13,117      20,704      19,025          50        100
                                                     --------   --------     -------     -------      ------     ------
  Investor Shares:
    Proceeds from Shares Issued ..................        749      2,163         170         923          79        450
    Reinvestment of Cash Distributions ...........        465      1,619          53         128          22         51
    Cost of Shares Repurchased ...................     (4,928)    (9,763)       (364)     (1,919)       (415)      (459)
                                                     --------   --------     -------     -------      ------     ------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...........................     (3,714)    (5,981)       (141)       (868)       (314)        42
                                                     --------   --------     -------     -------      ------     ------
  Flex Shares:
    Proceeds from Shares Issued ..................      1,497      1,973       3,057       1,182         961        836
    Reinvestment of Cash Distributions ...........         68        222          62          80          36         53
    Cost of Shares Repurchased ...................       (926)    (3,111)       (362)     (1,011)       (297)      (456)
                                                     --------   --------     -------     -------      ------     ------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ......................        639       (916)      2,757         251         700        433
                                                     --------   --------     -------     -------      ------     ------
    Increase (Decrease) in Net Assets From Share
      Transactions ...............................     (1,655)     6,220      23,320      18,408         436        575
                                                     --------   --------     -------     -------      ------     ------
      Total Increase (Decrease) in Net Assets ....      2,331      8,212      25,107      19,206         573        717
                                                     --------   --------     -------     -------      ------     ------
Net Assets:
  Beginning of Period ............................    175,682    167,470      56,713      37,507       6,080      5,363
                                                     --------   --------     -------     -------      ------     ------
  End of Period ..................................   $178,013   $175,682     $81,820     $56,713      $6,653     $6,080
                                                     ========   ========     =======     =======      ======     ======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ................................      1,556      4,112       2,616       2,728          68        130
    Shares Issued in Lieu of Cash Distributions ..         62        286          15          31          --          3
    Shares Redeemed ..............................     (1,493)    (3,216)       (653)       (907)        (62)      (122)
                                                     --------   --------     -------     -------      ------     ------
  Net Trust Share Transactions ...................        125      1,182       1,978       1,852           6         11
                                                     --------   --------     -------     -------      ------     ------
  Investor Shares:
    Shares Issued ................................         66        193          16          89          10         47
    Shares Issued in Lieu of Cash Distributions ..         41        144           5          13          --          5
    Shares Redeemed ..............................       (432)      (869)        (34)       (188)        (43)       (48)
                                                     --------   --------     -------     -------      ------     ------
  Net Investor Share Transactions ................       (325)      (532)        (13)        (86)        (33)         4
                                                     --------   --------     -------     -------      ------     ------
  Flex Shares:
    Shares Issued ................................        131        176         292         115         101         88
    Shares Issued in Lieu of Cash Distributions ..          6         20           6           8          --          6
    Shares Redeemed ..............................        (81)      (277)        (35)        (99)        (30)       (48)
                                                     --------   --------     -------     -------      ------     ------
  Net Flex Share Transactions ....................         56        (81)        263          24          71         46
                                                     ========   ========     =======     =======      ======     ======







                                                             GEORGIA
                                                           TAX-EXEMPT         INVESTMENT GRADE      SHORT-TERM BOND
                                                            BOND FUND             BOND FUND               FUND
                                                       -------------------   -------------------  -------------------
                                                       06/01/97-  06/01/96-  06/01/97- 06/01/96-  06/01/97-  06/01/96-
                                                       11/30/97   05/31/97   11/30/97  05/31/97   11/30/97   05/31/97
                                                       --------   --------   --------  --------   --------   --------

Operations:
  Net Investment Income ..........................      $ 1,072    $ 1,589   $ 21,055  $ 37,964   $  2,796    $ 5,152
  Net Realized Gain (Loss) on Investments ........           53          7      3,891    (5,113)       253       (321)
  Net Change in Unrealized Appreciation
    on Investments ...............................        1,235        882     21,593    10,558        895      1,027
                                                        -------    -------   --------  --------   --------    -------
    Increase in Net Assets from Operations .......        2,360      2,478     46,539    43,409      3,944      5,858
                                                        -------    -------   --------  --------   --------    -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .................................         (912)    (1,285)   (19,998)  (35,713)    (2,700)    (4,983)
    Investor Shares ..............................          (72)      (139)      (889)   (1,950)       (56)      (120)
    Flex Shares ..................................          (88)      (165)      (168)     (270)       (32)       (51)
  Capital Gains:
    Trust Shares .................................           --       (153)        --        --         --       (311)
    Investor Shares ..............................           --        (17)        --        --         --         (7)
    Flex Shares ..................................           --        (26)        --        --         --         (4)
                                                        -------    -------   --------  --------   --------    -------
  Total Distributions ............................       (1,072)    (1,785)   (21,055)  (37,933)    (2,788)    (5,476)
                                                        -------    -------   --------  --------   --------    -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..................       15,082     29,571    124,297   218,768     31,727     43,385
    Reinvestment of Cash Distributions ...........          426        761     17,726    27,532      1,528      3,426
    Cost of Shares Repurchased ...................       (6,181)   (14,098)   (75,613) (217,253)   (13,989)   (48,636)
                                                        -------    -------   --------  --------   --------    -------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .................................        9,327     16,234     66,410    29,047     19,266     (1,825)
                                                        -------    -------   --------  --------   --------    -------
  Investor Shares:
    Proceeds from Shares Issued ..................          375        573      2,226     5,838         57        602
    Reinvestment of Cash Distributions ...........           63        137        965     1,770         54        111
    Cost of Shares Repurchased ...................         (233)      (677)    (5,056)  (10,944)      (373)    (1,240)
                                                        -------    -------   --------  --------   --------    -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...........................          205         33     (1,865)   (3,336)      (262)      (527)
                                                        -------    -------   --------  --------   --------    -------
  Flex Shares:
    Proceeds from Shares Issued ..................        1,672      1,697      3,062     3,077        392        523
    Reinvestment of Cash Distributions ...........           76        172        172       237         30         50
    Cost of Shares Repurchased ...................         (479)    (1,499)    (1,052)   (2,217)      (152)      (469)
                                                        -------    -------   --------  --------   --------    -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ......................        1,269        370      2,182     1,097        270        104
                                                        -------    -------   --------  --------   --------    -------
    Increase (Decrease) in Net Assets From Share
      Transactions ...............................       10,801     16,637     66,727    26,808     19,274     (2,248)
                                                        -------    -------   --------  --------   --------    -------
      Total Increase (Decrease) in Net Assets ....       12,089     17,330     92,211    32,284     20,430     (1,866)
                                                        -------    -------   --------  --------   --------    -------
Net Assets:
  Beginning of Period ............................       47,905     30,575    672,574   640,290     92,956     94,822
                                                        -------    -------   --------  --------   --------    -------
  End of Period ..................................      $59,994    $47,905   $764,785  $672,574   $113,386    $92,956
                                                        =======    =======   ========  ========   ========    =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ................................        1,564      3,062     12,030    21,475      3,175      4,380
    Shares Issued in Lieu of Cash Distributions ..           --         78      1,708     2,709        153        345
    Shares Redeemed ..............................         (627)    (1,457)    (7,307)  (21,378)    (1,404)    (4,902)
                                                        -------    -------   --------  --------   --------    -------
  Net Trust Share Transactions ...................          937      1,683      6,431     2,806      1,924       (177)
                                                        -------    -------   --------  --------   --------    -------
  Investor Shares:
    Shares Issued ................................           44         59        215       575          6         61
    Shares Issued in Lieu of Cash Distributions ..           --         14         93       174          5         11
    Shares Redeemed ..............................          (23)       (70)      (488)   (1,076)       (37)      (125)
                                                        -------    -------   --------  --------   --------    -------
  Net Investor Share Transactions ................           21          3       (180)     (327)       (26)       (53)
                                                        -------    -------   --------  --------   --------    -------
  Flex Shares:
    Shares Issued ................................          175        175        294       303         39         52
    Shares Issued in Lieu of Cash Distributions ..           --         18         17        23          3          5
    Shares Redeemed ..............................          (48)      (154)      (101)     (218)       (15)       (47)
                                                        -------    -------   --------  --------   --------    -------
  Net Flex Share Transactions ....................          127         39        210       108         27         10
                                                        =======    =======   ========  ========   ========    =======




                                                      SHORT-TERM U.S. TREASURY     LIMITED-TERM FEDERAL        U. S. GOVERNMENT
                                                            SECURITIES FUND      MORTGAGE SECURITIES FUND       SECURITIES FUND
                                                        -------------------        --------------------      -------------------
                                                        06/01/97-  06/01/96-       06/01/97-  06/01/96-      06/01/97-  06/01/96-
                                                        11/30/97   05/31/97        11/30/97   05/31/97       11/30/97   05/31/97
                                                        --------   --------        --------   --------       --------   --------

Operations:
  Net Investment Income ..........................       $   677    $ 1,238         $ 3,883    $ 6,160       $   855   $ 1,220
  Net Realized Gain (Loss) on Investments ........            27        (25)            241          1            33       (17)
  Net Change in Unrealized Appreciation
    on Investments ...............................           136         88             864        303           844       214
                                                         -------    -------        --------   --------       -------   -------
    Increase in Net Assets from Operations .......           840      1,301           4,988      6,464         1,732     1,417
                                                         -------    -------        --------   --------       -------   -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .................................          (549)      (934)         (3,779)    (5,933)         (713)     (916)
    Investor Shares ..............................           (95)      (205)            (67)      (146)          (67)     (147)
    Flex Shares ..................................           (30)       (99)            (39)       (81)          (75)     (157)
  Capital Gains:
    Trust Shares .................................            --         --              --       (159)           --        --
    Investor Shares ..............................            --         --              --         (4)           --        --
    Flex Shares ..................................            --         --              --         (3)           --        --
                                                         -------    -------        --------   --------       -------   -------
  Total Distributions ............................          (674)    (1,238)         (3,885)    (6,326)         (855)   (1,220)
                                                         -------    -------        --------   --------       -------   -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ..................         2,447     17,856          20,193     75,207         7,930    19,904
    Reinvestment of Cash Distributions ...........           308        465           2,556      4,139           166       297
    Cost of Shares Repurchased ...................        (5,478)    (6,510)        (14,221)   (28,939)       (2,266)  (11,131)
                                                         -------    -------        --------   --------       -------   -------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .................................        (2,723)    11,811           8,528     50,407         5,830     9,070
                                                         -------    -------        --------   --------       -------   -------
  Investor Shares:
    Proceeds from Shares Issued ..................           133        745             464      1,381           338     1,272
    Reinvestment of Cash Distributions ...........            96        204              64        141            64       140
    Cost of Shares Repurchased ...................          (686)    (1,238)           (623)    (1,615)         (333)   (1,599)
                                                         -------    -------        --------   --------       -------   -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...........................          (457)      (289)            (95)       (93)           69      (187)
                                                         -------    -------        --------   --------       -------   -------
  Flex Shares:
    Proceeds from Shares Issued ..................           456        825             389        500         1,170       764
    Reinvestment of Cash Distributions ...........            27         85              35         72            63       130
    Cost of Shares Repurchased ...................          (275)    (2,259)           (243)      (517)         (486)     (958)
                                                         -------    -------        --------   --------       -------   -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ......................           208     (1,349)            181         55           747       (64)
                                                         -------    -------        --------   --------       -------   -------
    Increase (Decrease) in Net Assets From Share
      Transactions ...............................        (2,972)    10,173           8,614     50,369         6,646     8,819
                                                         -------    -------        --------   --------       -------   -------
      Total Increase (Decrease) in Net Assets ....        (2.806)    10,236           9,717     50,507         7,523     9,016
                                                         -------    -------        --------   --------       -------   -------
Net Assets:
  Beginning of Period ............................        27,000     16,764         127,738     77,231        24,515    15,499
                                                         -------    -------        --------   --------       -------   -------
  End of Period ..................................       $24,194    $27,000        $137,455   $127,738       $32,038   $24,515
                                                         =======    =======        ========   ========       =======   =======
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ................................           247      1,806           2,000      7,497           793     1,986
    Shares Issued in Lieu of Cash Distributions ..            31         47             254        413            --        30
    Shares Redeemed ..............................          (552)      (659)         (1,409)    (2,886)         (221)   (1,110)
                                                         -------    -------        --------   --------       -------   -------
  Net Trust Share Transactions ...................          (274)     1,194             845      5,024           572       906
                                                         -------    -------        --------   --------       -------   -------
  Investor Shares:
    Shares Issued ................................            13         75              46        138            40       127
    Shares Issued in Lieu of Cash Distributions ..            10         21               6         14           --         14
    Shares Redeemed ..............................           (69)      (125)            (61)      (161)          (33)     (159)
                                                         -------    -------        --------   --------       -------   -------
  Net Investor Share Transactions ................           (46)       (29)             (9)        (9)            7       (18)
                                                         -------    -------        --------   --------       -------   -------
  Flex Shares:
    Shares Issued ................................            46         84              38         50           120        77
    Shares Issued in Lieu of Cash Distributions ..             3          9               3          7            --        13
    Shares Redeemed ..............................           (28)      (228)            (24)       (51)          (48)      (95)
                                                         -------    -------        --------   --------       -------   -------
  Net Flex Share Transactions ....................            21       (135)             17          6            72        (5)
                                                         =======    =======        ========   ========       =======   =======


Amounts designated as "--" are either $0 or roun  d to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART   OF THE FINANCIAL STATEMENTS.

                                    86 & 87

STATEMENT OF CHANGES IN NET ASSETS (000) (concluded)
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1997 AND THE
YEAR ENDED MAY 31, 1997                                                UNAUDITED



                                                                            PRIME QUALITY U.S.     GOVERNMENT SECURITIES
                                                                            MONEY MARKET FUND        MONEY MARKET FUND
                                                                           --------------------     --------------------
                                                                           06/01/97-   06/01/96-    06/01/97-   06/01/96-
                                                                           11/30/97    05/31/97     11/30/97    05/31/97
                                                                           --------    --------     --------    --------

Operations:
  Net Investment Income ...........................................       $  44,408   $  73,281      $ 9,595    $ 17,800
  Net Realized Gain (Loss) on Investments .........................              45        (121)          71         (51)
                                                                         ----------  ----------     --------    --------
      Increase in Net Assets from Operations ......................          44,453      73,160        9,666      17,749
                                                                         ----------  ----------     --------    --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..................................................         (36,604)    (60,224)      (8,184)    (14,924)
    Investor Shares ...............................................          (7,812)    (13,057)      (1,411)     (2,876)
  Capital Gains:
    Trust Shares ..................................................              --          --           --          --
    Investor Shares ...............................................              --          --           --          --
                                                                         ----------  ----------     --------    --------
      Total Distributions .........................................         (44,416)    (73,281)      (9,595)    (17,800)
                                                                         ----------  ----------     --------    --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ...................................       1,838,232   2,786,281      401,951     705,839
    Reinvestment of Cash Distributions ............................           1,618       2,069          201         274
    Cost of Shares Redeemed .......................................      (1,356,485) (2,752,496)    (416,804)   (687,215)
                                                                         ----------  ----------     --------    --------
  Increase (Decrease) in Net Assets From Trust Share Transactions           483,365      35,854      (14,652)     18,898
                                                                         ----------  ----------     --------    --------
  Investor Shares:
    Proceeds from Shares Issued ...................................         343,071     928,946       82,219     182,325
    Reinvestment of Cash Distributions ............................           6,969      10,375        1,343       2,379
    Cost of Shares Redeemed .......................................        (290,648)   (871,451)     (94,101)   (180,124)
                                                                         ----------  ----------     --------    --------
  Increase (Decrease) in Net Assets From Investor Share Transactions         59,392      67,870      (10,539)      4,580
                                                                         ----------  ----------     --------    --------
    Increase (Decrease) in Net Assets From Share Transactions               542,757     103,724      (25,191)     23,478
                                                                         ----------  ----------     --------    --------
      Total Increase (Decrease) in Net Assets .....................         542,794     103,603      (25,120)     23,427
                                                                         ----------  ----------     --------    --------
Net Assets:
  Beginning of Period .............................................       1,370,099   1,266,496      407,528     384,101
                                                                         ----------  ----------     --------    --------
  End of Period ...................................................      $1,912,893  $1,370,099     $382,408    $407,528
                                                                         ==========  ==========     ========    ========
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued .................................................       1,838,232   2,786,281      401,951     705,839
    Shares Issued in Lieu of Cash Distributions ...................           1,618       2,069          201         274
    Shares Redeemed ...............................................      (1,356,485) (2,752,496)    (416,804)   (687,215)
                                                                         ----------  ----------     --------    --------
      Net Trust Share Transactions ................................         483,365      35,854      (14,652)     18,898
                                                                         ----------  ----------     --------    --------
  Investor Shares:
    Shares Issued .................................................         343,071     928,946       82,219     182,325
    Shares Issued in Lieu of Cash Distributions ...................           6,969      10,375        1,343       2,379
    Shares Redeemed ...............................................        (290,648)   (871,451)     (94,101)   (180,124)
                                                                         ----------  ----------     --------    --------
      Net Investor Share Transactions .............................          59,392      67,870      (10,539)      4,580
                                                                         ----------  ----------     --------    --------




                                                                                TAX-EXEMPT
                                                                             MONEY MARKET FUND
                                                                            -------------------
                                                                            06/01/97-  06/01/96-
                                                                            11/30/97   05/31/97
                                                                            --------   --------

Operations:
  Net Investment Income ...........................................         $ 8,287   $ 12,958
  Net Realized Gain (Loss) on Investments .........................             --          10
                                                                           --------   --------
      Increase in Net Assets from Operations ......................           8,287     12,968
                                                                           --------   --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ..................................................          (6,405)   (10,054)
    Investor Shares ...............................................          (1,882)    (2,904)
  Capital Gains:
    Trust Shares ..................................................             --          --
    Investor Shares ...............................................             --          --
                                                                           --------   --------
      Total Distributions .........................................          (8,287)   (12,958)
                                                                           --------   --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ...................................         532,033    980,872
    Reinvestment of Cash Distributions ............................              --         --
    Cost of Shares Redeemed .......................................        (429,519)  (921,487)
                                                                           --------   --------
  Increase (Decrease) in Net Assets From Trust Share Transactions           102,514     59,385
                                                                           --------   --------
  Investor Shares:
    Proceeds from Shares Issued ...................................         145,840    305,724
    Reinvestment of Cash Distributions ............................           1,612      2,569
    Cost of Shares Redeemed .......................................        (128,162)  (301,505)
                                                                           --------   --------
  Increase (Decrease) in Net Assets From Investor Share Transactions         19,290      6,788
                                                                           --------   --------
    Increase (Decrease) in Net Assets From Share Transactions               121,804     66,173
                                                                           --------   --------
      Total Increase (Decrease) in Net Assets .....................         121,804     66,183
                                                                           --------   --------
Net Assets:
  Beginning of Period .............................................         435,019    368,836
                                                                           --------   --------
  End of Period ...................................................        $556,823   $435,019
                                                                           ========   ========
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued .................................................         532,033    980,872
    Shares Issued in Lieu of Cash Distributions ...................             --          --
    Shares Redeemed ...............................................        (429,519)  (921,487)
                                                                           --------   --------
      Net Trust Share Transactions ................................         102,514     59,385
                                                                           --------   --------
  Investor Shares:
    Shares Issued .................................................         145,840    305,724
    Shares Issued in Lieu of Cash Distributions ...................           1,612      2,569
    Shares Redeemed ...............................................        (128,162)  (301,505)
                                                                           --------   --------
      Net Investor Share Transactions .............................          19,290      6,788
                                                                           --------   --------

Amounts designated as "--" are either $0 or round to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


                      [This Page Left Intentionally Blank]

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS FROM INCEPTION THROUGH NOVEMBER 30, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS                       (UNAUDITED)




                                                               NET REALIZED AND
                                                     NET       UNREALIZED GAINS
                             NET ASSET VALUE     INVESTMENT        (LOSSES)           DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS      NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           -------------------  ------------   ----------------     ---------------------  ----------------------
VALUE INCOME STOCK FUND
Trust Shares
           1997***                 $13.71           $ 0.15           $ 1.32               $(0.15)                $   --
           1997                     13.15             0.30             2.32                (0.30)                 (1.76)
           1996                     11.59             0.35             2.71                (0.34)                 (1.16)
           1995                     10.54             0.32             1.56                (0.32)                 (0.51)
           1994                     10.23             0.29             0.70                (0.32)                 (0.36)
           1993(1)                  10.00             0.11             0.16                (0.04)                    --
Investor Shares
           1997***                 $13.68           $ 0.12           $ 1.32               $(0.12)                $   --
           1997                     13.13             0.25             2.32                (0.26)                 (1.76)
           1996                     11.58             0.30             2.71                (0.30)                 (1.16)
           1995                     10.52             0.28             1.56                (0.27)                 (0.51)
           1994                     10.23             0.26             0.67                (0.27)                 (0.37)
           1993(2)                   9.73             0.09             0.44                (0.03)                    --
Flex Shares
           1997***                 $13.61           $ 0.07           $ 1.31               $(0.08)                $   --
           1997                     13.08             0.18             2.29                (0.18)                 (1.76)
           1996(3)                  11.59             0.26             2.65                (0.26)                 (1.16)
MID-CAP EQUITY FUND (B)
Trust Shares
           1997***                 $13.21           $(0.01)          $ 1.51               $   --                 $   --
           1997                     12.76             0.03             1.69                (0.05)                 (1.22)
           1996                     11.00             0.08             2.63                (0.08)                 (0.87)
           1995                      9.85             0.08             1.15                (0.08)                    --
           1994(4)                  10.00             0.02            (0.16)               (0.01)                    --
Investor Shares
           1997***                 $13.17           $(0.04)          $ 1.50               $   --                 $   --
           1997                     12.74            (0.03)            1.69                (0.01)                 (1.22)
           1996                     10.99             0.03             2.62                (0.03)                 (0.87)
           1995                      9.84             0.03             1.15                (0.03)                    --
           1994(5)                  10.00             0.01            (0.17)                  --                     --
Flex Shares
           1997***                 $13.04           $(0.15)          $ 1.55               $   --                 $   --
           1997                     12.69            (0.07)            1.64                   --                  (1.22)
           1996(6)                  11.13               --             2.45                (0.02)                 (0.87)
SMALL CAP EQUITY FUND
Trust Shares
           1997***                 $11.07           $ 0.06           $ 1.60               $(0.06)                $   --
           1997(7)                  10.00             0.05             1.04                (0.02)                    --
Flex Shares
           1997(8)                 $11.36           $ 0.03           $ 1.28               $(0.04)                $   --








                                                                                                             RATIO OF
                               NET ASSET                           NET ASSETS           RATIO OF          NET INVESTMENT
                               VALUE END          TOTAL              END OF           EXPENSES TO        INCOME (LOSS) TO
                               OF PERIOD        RETURN (A)        PERIOD (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS
                               ---------        ---------         -----------      ------------------   ------------------
VALUE INCOME STOCK FUND
Trust Shares
           1997***              $15.03           10.74%            $1,645,815            0.91%                1.98%
           1997                  13.71           22.18%             1,488,062            0.91%                2.40%
           1996                  13.15           27.91%             1,244,399            0.92%                2.86%
           1995                  11.59           19.06%               991,977            0.95%                3.16%
           1994                  10.54            9.95%               573,082            0.88%                3.21%
           1993(1)               10.23            9.05%*              137,761            0.80%*               4.32%*
Investor Shares
           1997***              $15.00           10.55%            $  184,898            1.29%                1.60%
           1997                  13.68           21.69%               165,999            1.30%                2.01%
           1996                  13.13           27.39%               130,597            1.30%                2.47%
           1995                  11.58           18.71%                92,256            1.30%                2.80%
           1994                  10.52            9.27%                60,589            1.25%                2.80%
           1993(2)               10.23           19.42%*               24,779            1.15%*               4.51%*
Flex Shares
           1997***              $14.91           10.16%            $  117,514            1.97%                0.92%
           1997                  13.61           20.91%                73,466            2.00%                1.33%
           1996(3)               13.08           26.52%*               26,298            2.00%*               1.72%*
MID-CAP EQUITY FUND (B)
Trust Shares
           1997***              $14.71           11.36%            $  339,542            1.15%               (0.10%)
           1997                  13.21           14.23%               287,370            1.15%                0.23%
           1996                  12.76           25.54%               253,905            1.15%                0.70%
           1995                  11.00           12.56%               125,562            1.15%                0.88%
           1994(4)                9.85           (1.39%)**             57,036            1.15%*               1.20%*
Investor Shares
           1997***              $14.63           11.09%            $   22,744            1.60%               (0.55%)
           1997                  13.17           13.76%                20,245            1.60%               (0.21%)
           1996                  12.74           24.93%                17,971            1.60%                0.25%
           1995                  10.99           11.96%                 7,345            1.60%                0.43%
           1994(5)                9.84           (1.60%)**              3,004            1.60%*               0.74%*
Flex Shares
           1997***              $14.44           10.74%            $   13,950            2.20%               (1.15%)
           1997                  13.04           13.06%                10,120            2.20%               (0.85%)
           1996(6)               12.69           23.00%*                5,029            2.20%*              (0.37%)*
SMALL CAP EQUITY FUND
Trust Shares
           1997***              $12.67           15.05%            $  295,848            1.20%                1.24%
           1997(7)               11.07           10.97%**             131,049            1.20%*               1.86%*
Flex Shares
           1997(8)              $12.63           11.57%**          $   17,259            2.25%*               0.21%*





                                                                    RATIO OF
                                          RATIO OF                NET INVESTMENT
                                         EXPENSES TO            INCOME (LOSS) TO
                                     AVERAGE NET ASSETS         AVERAGE NET ASSETS      PORTFOLIO       AVERAGE
                                     (EXCLUDING WAIVERS        (EXCLUDING WAIVERS       TURNOVER       COMMISSION
                                     AND REIMBURSEMENTS)       AND REIMBURSEMENTS)        RATE           RATE+
                                     ------------------        -------------------      ---------      ----------
VALUE INCOME STOCK FUND
Trust Shares
           1997***                          0.91%                     1.98%               52.53%        $0.0546
           1997                             0.91%                     2.40%              105.03%         0.0609
           1996                             0.92%                     2.86%              133.99%            n/a
           1995                             0.95%                     3.16%              125.71%            n/a
           1994                             0.97%                     3.12%              149.28%            n/a
           1993(1)                          0.96%*                    4.16%*              34.71%            n/a
Investor Shares
           1997***                          1.29%                     1.60%               52.53%        $0.0546
           1997                             1.31%                     2.00%              105.03%         0.0609
           1996                             1.37%                     2.40%              133.99%            n/a
           1995                             1.41%                     2.69%              125.71%            n/a
           1994                             1.44%                     2.61%              149.28%            n/a
           1993(2)                          1.63%*                    4.04%*              34.71%            n/a
Flex Shares
           1997***                          1.98%                     0.91%               52.53%        $0.0546
           1997                             2.03%                     1.30%              105.03%         0.0609
           1996(3)                          2.15%*                    1.57%*             133.99%            n/a
MID-CAP EQUITY FUND (B)
Trust Shares
           1997***                          1.26%                    (0.21%)              68.96%        $0.0376
           1997                             1.26%                     0.12%              151.68%         0.0587
           1996                             1.29%                     0.56%              115.62%            n/a
           1995                             1.32%                     0.71%               65.63%            n/a
           1994(4)                          1.68%*                    0.67%*               7.99%            n/a
Investor Shares
           1997***                          1.85%                    (0.80%)              68.96%        $0.0376
           1997                             1.85%                    (0.46%)             151.68%         0.0587
           1996                             1.96%                    (0.11%)             115.62%            n/a
           1995                             2.27%                    (0.24%)              65.63%            n/a
           1994(5)                          4.60%*                   (2.26%)*              7.99%            n/a
Flex Shares
           1997***                          2.49%                    (1.44%)              68.96%        $0.0376
           1997                             2.58%                    (1.23%)             151.68%         0.0587
           1996(6)                          3.04%*                   (1.21%)*            115.62%            n/a
SMALL CAP EQUITY FUND
Trust Shares
           1997***                          1.26%                     1.18%               34.67%        $0.0371
           1997(7)                          1.37%*                    1.69%*              27.46%         0.0523
Flex Shares
           1997(8)                          2.44%*                    0.02%*              34.67%        $0.0371



  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1997. Return is for the period indicated and has not been annualized. All ratios for the period have been annualized.
  + Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(1) Commenced operations on February 12, 1993.
(2) Commenced operations on February 17, 1993.
(3) Commenced operations on June 1, 1995.
(4) Commenced operations on February 2, 1994.
(5) Commenced operations on February 1, 1994.
(6) Commenced operations on June 5, 1995.
(7) Commenced operations on January 31, 1997
(8) Commenced operations on June 5, 1997.
(A) Total return figures do not reflect applicable sales loads.
(B) During the fiscal year ended May 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS



                                     90 & 91

================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS FROM INCEPTION THROUGH NOVEMBER 30, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS                       (UNAUDITED)




                                                               NET REALIZED AND
                                                      NET       UNREALIZED GAINS
                              NET ASSET VALUE     INVESTMENT        (LOSSES)           DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                            BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS      NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                            -------------------  ------------   ----------------     ---------------------  ----------------------
CAPITAL GROWTH FUND
Trust Shares
           1997***                 $15.09           $ 0.05           $ 1.85                 $(0.05)                $   --
           1997                     14.90             0.12             3.13                  (0.12)                 (2.94)
           1996                     12.18             0.12             3.32                  (0.13)                 (0.59)
           1995                     11.99             0.16             0.57                  (0.14)                 (0.40)
           1994                     11.95             0.16             0.31                  (0.17)                 (0.26)
           1993(1)                  10.36             0.12             1.57                  (0.10)                    --
Investor Shares
           1997***                 $15.06           $(0.01)          $ 1.85                     --                 $   --
           1997                     14.89             0.03             3.10                  (0.02)                 (2.94)
           1996                     12.17             0.03             3.32                  (0.04)                 (0.59)
           1995                     11.98             0.09             0.57                  (0.07)                 (0.40)
           1994                     11.93             0.09             0.31                  (0.09)                 (0.26)
           1993(2)                  10.00             0.06             1.93                  (0.06)                    --
Flex Shares
           1997***                 $14.96           $(0.06)          $ 1.85                 $   --                 $   --
           1997                     14.84            (0.01)            3.07                     --                  (2.94)
           1996(3)                  12.20             0.02             3.26                  (0.05)                 (0.59)
BALANCED FUND
Trust Shares
           1997***                 $11.94           $ 0.17           $ 1.02                 $(0.17)                $   --
           1997                     11.55             0.33             1.47                  (0.32)                 (1.09)
           1996                     10.26             0.33             1.41                  (0.34)                 (0.11)
           1995                      9.76             0.33             0.49                  (0.32)                    --
           1994(4)                  10.00             0.11            (0.29)                 (0.06)                    --
Investor Shares
           1997***                 $11.99           $ 0.15           $ 1.02                 $(0.15)                $   --
           1997                     11.60             0.29             1.48                  (0.29)                 (1.09)
           1996                     10.30             0.30             1.41                  (0.30)                 (0.11)
           1995                      9.79             0.28             0.51                  (0.28)                    --
           1994(5)                  10.00             0.03            (0.24)                    --                     --
Flex Shares
           1997***                 $11.90           $ 0.11           $ 1.01                 $(0.11)                $   --
           1997                     11.53             0.22             1.45                  (0.21)                 (1.09)
           1996(6)                  10.36             0.24             1.29                  (0.25)                 (0.11)
EMERGING MARKETS EQUITY FUND
Trust Shares
           1997***                 $10.79           $ 0.03           $(1.75)                $   --                 $   --
           1997(7)                  10.00             0.04             0.75                     --                     --
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1997***                 $11.34           $ 0.03           $ 0.12                 $   --                 $   --
           1997                     10.96             0.10             0.69                  (0.11)                 (0.30)
           1996                     10.24             0.10             0.84                  (0.13)                 (0.09)
           1995(8)                  10.00             0.08             0.19                  (0.02)                 (0.01)
Investor Shares
           1997***                 $11.26           $ 0.01           $ 0.11                 $   --                 $   --
           1997                     10.88             0.03             0.72                  (0.07)                 (0.30)
           1996                     10.20             0.05             0.85                  (0.13)                 (0.09)
           1995(8)                  10.00             0.05             0.17                  (0.01)                 (0.01)
Flex Shares
           1997***                 $11.24           $(0.03)          $ 0.12                 $   --                 $   --
           1997                     10.87            (0.05)            0.72                     --                  (0.30)
           1996(9)                  10.24               --             0.82                  (0.10)                 (0.09)






                                                                                                              RATIO OF
                                  NET ASSET                      NET ASSETS              RATIO OF          NET INVESTMENT
                                  VALUE END       TOTAL            END OF              EXPENSES TO        INCOME (LOSS) TO
                                  OF PERIOD     RETURN (A)      PERIOD (000)        AVERAGE NET ASSETS   AVERAGE NET ASSETS
                                  ---------     ---------       -----------         ------------------   ------------------
CAPITAL GROWTH FUND
Trust Shares
           1997***                  $16.94        12.60%          $1,340,326              1.15%                0.57%
           1997                      15.09        24.66%           1,085,128              1.15%                0.83%
           1996                      14.90        28.97%             981,498              1.15%                0.90%
           1995                      12.18         6.63%             984,205              1.15%                1.38%
           1994                      11.99         3.87%             891,870              1.15%                1.25%
           1993(1)                   11.95        17.90%*            507,692              1.15%*               1.43%*
Investor Shares
           1997***                  $16.90        12.23%          $  239,485              1.80%               (0.08%)
           1997                      15.06        23.74%             218,660              1.80%                0.19%
           1996                      14.89        28.18%             191,078              1.80%                0.24%
           1995                      12.17         5.93%             160,875              1.80%                0.73%
           1994                      11.98         3.26%             170,795              1.80%                0.64%
           1993(2)                   11.93        20.49%*            131,858              1.80%*               0.81%*
Flex Shares
           1997***                  $16.75        11.97%          $   62,903              2.25%               (0.53%)
           1997                      14.96        23.24%              36,753              2.27%               (0.29%)
           1996(3)                   14.84        27.48%*             10,969              2.27%*              (0.29%)*
BALANCED FUND
Trust Shares
           1997***                  $12.96        10.01%          $  161,925              0.94%                2.61%
           1997                      11.94        16.66%             151,358              0.95%                2.89%
           1996                      11.55        17.26%             111,638              0.95%                3.00%
           1995                      10.26         8.72%              89,051              0.95%                3.44%
           1994(4)                    9.76        (1.78%)**           90,579              0.95%*               2.76%*
Investor Shares
           1997***                  $13.01         9.83%          $    6,719              1.25%                2.31%
           1997                      11.99        16.27%               6,012              1.25%                2.58%
           1996                      11.60        16.88%               4,896              1.25%                2.70%
           1995                      10.30         8.29%               3,765              1.25%                3.17%
           1994(5)                    9.79        (2.10%)**            2,311              1.25%*               2.46%*
Flex Shares
           1997***                  $12.91         9.43%          $   11,592              2.01%                1.56%
           1997                      11.90        15.40%               6,067              2.01%                1.84%
           1996(6)                   11.53        15.58%**             3,131              2.00%*               1.85%*
EMERGING MARKETS EQUITY FUND
Trust Shares
           1997***                  $ 9.07       (15.94%)         $   39,586              1.55%                0.90%
           1997(7)                   10.79         7.90%**            39,495              1.55%*               1.37%*
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1997***                  $11.49         1.32%          $   49,482              1.05%                0.65%
           1997                      11.34         7.48%              53,516              1.05%                0.71%
           1996                      10.96         9.29%              90,980              1.05%                0.84%
           1995(8)                   10.24         2.69%**            89,446              1.05%*               1.13%*
Investor Shares
           1997***                  $11.38         1.07%          $    5,762              1.45%                0.23%
           1997                      11.26         7.12%               5,592              1.45%                0.28%
           1996                      10.88         8.90%               5,597              1.45%                0.48%
           1995(8)                   10.20         2.18%**             3,960              1.45%*               0.67%*
Flex Shares
           1997***                  $11.33         0.80%$                900              2.10%               (0.40%)
           1997                      11.24         6.41%                 900              2.10%               (0.39%)
           1996(9)                   10.87         8.32%**               917              2.10%*              (0.24%)*



                                                             RATIO OF
                                   RATIO OF                NET INVESTMENT
                                  EXPENSES TO            INCOME (LOSS) TO
                              AVERAGE NET ASSETS         AVERAGE NET ASSETS      PORTFOLIO       AVERAGE
                              (EXCLUDING WAIVERS        (EXCLUDING WAIVERS       TURNOVER       COMMISSION
                              AND REIMBURSEMENTS)       AND REIMBURSEMENTS)        RATE           RATE+
                              ------------------        -------------------      ---------      ----------
CAPITAL GROWTH FUND
Trust Shares
           1997***                   1.25%                      0.47%              91.49%        $0.0416
           1997                      1.25%                      0.73%             141.32%         0.0620
           1996                      1.27%                      0.78%             156.46%            n/a
           1995                      1.28%                      1.25%             127.79%            n/a
           1994                      1.29%                      1.11%             123.87%            n/a
           1993(1)                   1.28%*                     1.30%*             95.02%            n/a
Investor Shares
           1997***                   2.01%                     (0.29%)             91.49%        $0.0416
           1997                      2.02%                     (0.03%)            141.32%         0.0620
           1996                      2.08%                     (0.04%)            156.46%            n/a
           1995                      2.10%                      0.43%             127.79%            n/a
           1994                      2.11%                      0.33%             123.87%            n/a
           1993(2)                   2.06%*                     0.55%*             95.02%            n/a
Flex Shares
           1997***                   2.36%                     (0.64%)             91.49%        $0.0416
           1997                      2.43%                     (0.45%)            141.32%         0.0620
           1996(3)                   2.68%*                    (0.70%)*           156.46%            n/a
BALANCED FUND
Trust Shares
           1997***                   1.06%                      2.49%              77.61%        $0.0532
           1997                      1.08%                      2.76%             196.73%         0.0608
           1996                      1.09%                      2.86%             154.63%            n/a
           1995                      1.11%                      3.28%             156.61%            n/a
           1994(4)                   1.25%*                     2.46%*            105.65%            n/a
Investor Shares
           1997***                   1.62%                      1.94%              77.61%        $0.0532
           1997                      1.64%                      2.19%             196.73%         0.0608
           1996                      1.89%                      2.06%             154.63%            n/a
           1995                      1.80%                      2.62%             156.61%            n/a
           1994(5)                   4.91%*                    (1.20%)*           105.65%            n/a
Flex Shares
           1997***                   2.29%                      1.28%              77.61%        $0.0532
           1997                      2.45%                      1.40%             196.73%         0.0608
           1996(6)                   2.97%*                     0.88%*            154.63%            n/a
EMERGING MARKETS EQUITY FUND
Trust Shares
           1997***                   1.89%                      0.56%              34.99%        $0.0023
           1997(7)                   2.04%*                     0.88%*             23.88%         0.0019
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1997***                   1.17%                      0.53%               0.02%        $0.0918
           1997                      1.15%                      0.61%               1.82%         0.0244
           1996                      1.19%                      0.70%              30.46%            n/a
           1995(8)                   1.31%*                     0.87%*             10.37%            n/a
Investor Shares
           1997***                   1.53%                      0.15%               0.02%        $0.0918
           1997                      1.88%                     (0.15%)              1.82%         0.0244
           1996                      2.06%                     (0.13%)             30.46%            n/a
           1995(8)                   2.44%*                    (0.32%)*            10.37%            n/a
Flex Shares
           1997***                   2.59%                     (0.89%)              0.02%        $0.0918
           1997                      3.69%                     (1.98%)              1.82%         0.0244
           1996(9)                   4.14%*                    (2.28%)*            30.46%            n/a


  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1997. Return is for the period indicated and has not been annualized. All ratios for the period have been annualized.
  + Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(1) Commenced operations on July 1, 1992.
(2) Commenced operations on June 9, 1992.
(3) Commenced operations on June 1, 1995.
(4) Commenced operations on January 3, 1994.
(5) Commenced operations on January 4, 1994.
(6) Commenced operations on June 14, 1995.
(7) Commenced operations on January 31, 1997.
(8) Commenced operations on June 6, 1994.
(9) Commenced operations on June 8, 1995.
(A) Total return figures do not reflect applicable sales loads.



     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                     92 & 93

================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS FROM INCEPTION THROUGH NOVEMBER 30, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                                                NET REALIZED AND
                                                      NET       UNREALIZED GAINS
                              NET ASSET VALUE     INVESTMENT        (LOSSES)           DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                            BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS      NET INVESTMENT INCOME  REALIZED CAPITAL GAIN
                            -------------------  ------------   ----------------     ---------------------  ---------------------
INTERNATIONAL EQUITY FUND
Trust Shares
           1997***                 $13.63           $   --           $ 0.27                  $   --               $   --
           1997                     11.40             0.03             2.57                   (0.02)               (0.35)
           1996(1)                  10.00             0.05             1.35                      --                   --
Investor Shares
           1997***                 $13.58           $(0.03)          $ 0.27                  $   --               $   --
           1997                     11.38            (0.01)            2.56                      --                (0.35)
           1996(2)                  10.44             0.04             0.90                      --                   --
Flex Shares
           1997***                 $13.47           $(0.06)          $ 0.24                  $   --               $   --
           1997                     11.37            (0.04)            2.49                      --                (0.35)
           1996(2)                  10.44             0.02             0.91                      --                   --
SUNBELT EQUITY FUND
Trust Shares
           1997***                 $13.28           $(0.07)          $ 2.35                  $   --               $   --
           1997                     14.11            (0.09)            0.25                      --                (0.99)
           1996                     10.03            (0.04)            4.32                      --                (0.20)
           1995                      9.70            (0.01)            0.38                      --                (0.04)
           1994(3)                  10.00               --            (0.30)                     --                   --
Investor Shares
           1997***                 $13.06           $(0.13)          $ 2.34                  $   --               $   --
           1997                     13.95            (0.14)            0.24                      --                (0.99)
           1996                      9.96            (0.11)            4.30                      --                (0.20)
           1995                      9.69            (0.05)            0.36                      --                (0.04)
           1994(4)                  10.00            (0.02)           (0.29)                     --                   --
Flex Shares
           1997***                 $13.00           $(0.35)          $ 2.49                  $   --               $   --
           1997                     13.97            (0.14)            0.16                      --                (0.99)
           1996(5)                  10.20            (0.07)            4.04                      --                (0.20)
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1997***                 $11.22           $ 0.22           $ 0.26                  $(0.22)              $   --
           1997                     11.10             0.44             0.33                   (0.44)               (0.21)
           1996                     11.28             0.45             0.19                   (0.45)               (0.37)
           1995                     10.68             0.46             0.60                   (0.46)                  --
           1994(6)                  11.37             0.22            (0.34)                  (0.22)               (0.35)
Investor Shares
           1997***                 $11.24           $ 0.20           $ 0.26                  $(0.20)              $   --
           1997                     11.12             0.40             0.33                   (0.40)               (0.21)
           1996                     11.30             0.41             0.19                   (0.41)               (0.37)
           1995                     10.69             0.42             0.61                   (0.42)                  --
           1994                     10.79             0.33             0.25                   (0.33)               (0.35)
           1993(7)                  10.00             0.35             0.82                   (0.35)               (0.03)
Flex Shares
           1997***                 $11.23           $ 0.17           $ 0.25                  $(0.17)              $   --
           1997                     11.11             0.35             0.33                   (0.35)               (0.21)
           1996(8)                  11.30             0.37             0.18                   (0.37)               (0.37)




                                                                                                                 RATIO OF
                                     NET ASSET                      NET ASSETS              RATIO OF          NET INVESTMENT
                                     VALUE END       TOTAL            END OF              EXPENSES TO        INCOME (LOSS) TO
                                     OF PERIOD     RETURN (A)      PERIOD (000)        AVERAGE NET ASSETS   AVERAGE NET ASSETS
                                     ---------     ---------       -----------         ------------------   ------------------
INTERNATIONAL EQUITY FUND
Trust Shares
           1997***                    $13.90          1.98%         $532,220                  1.46%               0.30%
           1997                        13.63         23.29%          489,325                  1.46%               0.51%
           1996(1)                     11.40         14.00%**        213,306                  1.46%*              1.36%*
Investor Shares
           1997***                    $13.82          1.77%         $ 14,084                  1.81%              (0.14%)
           1997                        13.58         22.85%           10,674                  1.81%               0.18%
           1996(2)                     11.38          9.00%**          3,448                  1.81%*              1.73%*
Flex Shares
           1997***                    $13.65          1.34%         $ 15,998                  2.51%              (0.95%)
           1997                        13.47         21.98%            8,375                  2.51%              (0.27%)
           1996(2)                     11.37          8.91%**            953                  2.51%*              1.08%*
SUNBELT EQUITY FUND
Trust Shares
           1997***                    $15.56         17.17%         $425,946                  1.15%              (0.87%)
           1997                        13.28          1.48%          381,371                  1.15%              (0.65%)
           1996                        14.11         43.19%          412,430                  1.15%              (0.34%)
           1995                        10.03          3.81%          258,908                  1.15%              (0.12%)
           1994(3)                      9.70         (2.99%)**       128,280                  1.15%*             (0.19%)*
Investor Shares
           1997***                    $15.27         16.92%         $ 30,049                  1.60%              (1.31%)
           1997                        13.06          1.05%           28,095                  1.60%              (1.10%)
           1996                        13.95         42.58%           29,002                  1.60%              (0.79%)
           1995                         9.96          3.20%           22,180                  1.60%              (0.57%)
           1994(4)                      9.69         (3.10%)**        16,077                  1.60%*             (0.63%)*
Flex Shares
           1997***                    $15.14         16.46%         $  6,756                  2.20%              (1.92%)
           1997                        13.00          0.46%            5,689                  2.20%              (1.72%)
           1996(5)                     13.97         39.86%*           2,705                  2.20%*             (1.43%)*
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1997***                    $11.48          4.33%         $143,746                  0.75%               3.89%
           1997                        11.22          7.13%          139,144                  0.75%               3.96%
           1996                        11.10          5.82%          124,507                  0.75%               4.01%
           1995                        11.28         10.21%           78,208                  0.75%               4.34%
           1994(6)                     10.68         (1.10%)**        44,595                  0.75%*              3.46%*
Investor Shares
           1997***                    $11.50          4.11%         $ 28,840                  1.15%               3.49%
           1997                        11.24          6.69%           31,857                  1.15%               3.56%
           1996                        11.12          5.40%           37,427                  1.15%               3.61%
           1995                        11.30          9.91%           41,693                  1.15%               3.88%
           1994                        10.69          5.37%           46,182                  1.14%               2.96%
           1993(7)                     10.79         11.88%*          15,844                  1.12%*              3.61%*
Flex Shares
           1997***                    $11.48          3.77%         $  5,427                  1.63%               3.01%
           1997                        11.23          6.19%            4,681                  1.63%               3.08%
           1996(8)                     11.11          4.91%*           5,536                  1.63%*              3.12%*






                                                                 RATIO OF
                                       RATIO OF                NET INVESTMENT
                                      EXPENSES TO            INCOME (LOSS) TO
                                  AVERAGE NET ASSETS         AVERAGE NET ASSETS        PORTFOLIO      AVERAGE
                                  (EXCLUDING WAIVERS        (EXCLUDING WAIVERS         TURNOVER      COMMISSION
                                  AND REIMBURSEMENTS)       AND REIMBURSEMENTS)          RATE          RATE+
                                  ------------------        -------------------        ---------     ----------
INTERNATIONAL EQUITY FUND
Trust Shares
           1997***                      1.47%                      0.29%                 50.80%       $0.0280
           1997                         1.51%                      0.46%                139.37%        0.0313
           1996(1)                      1.65%*                     1.17%*               113.34%           n/a
Investor Shares
           1997***                      1.81%                     (0.14%)                50.80%       $0.0280
           1997                         2.05%                     (0.06%)               139.37%        0.0313
           1996(2)                      3.14%*                     0.40%*               113.34%           n/a
Flex Shares
           1997***                      2.51%                     (0.95%)                50.80%       $0.0280
           1997                         3.03%                     (0.79%)               139.37%        0.0313
           1996(2)                      5.86%*                    (2.27%)*              113.34%           n/a
SUNBELT EQUITY FUND
Trust Shares
           1997***                      1.26%                     (0.98%)                37.32%       $0.0334
           1997                         1.26%                     (0.76%)                72.17%        0.0674
           1996                         1.28%                     (0.47%)               106.27%           n/a
           1995                         1.30%                     (0.27%)                80.03%           n/a
           1994(3)                      1.58%*                    (0.62%)*               21.42%           n/a
Investor Shares
           1997***                      1.85%                     (1.56%)                32.32%       $0.0334
           1997                         1.84%                     (1.34%)                72.17%        0.0674
           1996                         1.93%                     (1.12%)               106.27%           n/a
           1995                         1.98%                     (0.95%)                80.03%           n/a
           1994(4)                      2.04%*                    (1.07%)*               21.42%           n/a
Flex Shares
           1997***                      2.60%                     (2.32%)                37.32%       $0.0334
           1997                         2.69%                     (2.21%)                72.17%        0.0674
           1996(5)                      3.62%*                    (2.85%)*              106.27%           n/a
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1997***                      0.87%                      3.77%                214.33%           n/a
           1997                         0.86%                      3.85%                489.02%           n/a
           1996                         0.89%                      3.87%                513.90%           n/a
           1995                         0.91%                      4.18%                591.91%           n/a
           1994(6)                      0.95%*                     3.26%*               432.46%           n/a
Investor Shares
           1997***                      1.44%                      3.20%                214.33%           n/a
           1997                         1.38%                      3.33%                489.02%           n/a
           1996                         1.42%                      3.34%                513.90%           n/a
           1995                         1.43%                      3.60%                591.91%           n/a
           1994                         1.51%                      2.59%                432.46%           n/a
           1993(7)                      1.83%*                     2.90%*               344.87%           n/a
Flex Shares
           1997***                      2.09%                      2.55%                214.33%           n/a
           1997                         2.15%                      2.56%                489.02%           n/a
           1996(8)                      2.25%*                     2.50%*               513.90%           n/a



  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1997. Return is for the period indicated and has not been annualized. All ratios for the period have been annualized.
  + Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(1) Commenced operations on December 1, 1995.
(2) Commenced operations on January 2, 1996.
(3) Commenced operations on January 3, 1994.
(4) Commenced operations on January 4, 1994.
(5) Commenced operations on June 5, 1995.
(6) Commenced operations on October 21, 1993.
(7) Commenced operations on June 9, 1992.
(8) Commenced operations on June 1, 1995.
(A) Total return figures do not reflect applicable sales loads.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                     94 & 95

================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS FROM INCEPTION THROUGH NOVEMBER 30, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS                       (UNAUDITED)




                                                                NET REALIZED AND
                                                      NET       UNREALIZED GAINS
                              NET ASSET VALUE     INVESTMENT        (LOSSES)         DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                            BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAIN
                            -------------------  ------------   ----------------   ---------------------  ---------------------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1997***                 $10.28           $ 0.23           $ 0.28               $(0.23)                $   --
           1997                     10.06             0.46             0.25                (0.46)                 (0.03)
           1996                     10.18             0.46            (0.07)               (0.46)                 (0.05)
           1995                      9.75             0.44             0.43                (0.44)                    --
           1994(1)                  10.00             0.13            (0.25)               (0.13)                    --
Investor Shares
           1997***                 $10.29           $ 0.22           $ 0.28               $(0.22)                $   --
           1997                     10.07             0.44             0.25                (0.44)                 (0.03)
           1996                     10.18             0.44            (0.06)               (0.44)                 (0.05)
           1995                      9.75             0.42             0.43                (0.42)                    --
           1994(2)                  10.00             0.13            (0.25)               (0.13)                    --
Flex Shares
           1997***                 $10.30           $ 0.19           $ 0.28               $(0.19)                $   --
           1997                     10.08             0.39             0.25                (0.39)                 (0.03)
           1996(3)                  10.19             0.39            (0.06)               (0.39)                 (0.05)
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1997***                  $9.63           $ 0.21           $ 0.22               $(0.21)                $   --
           1997                      9.40             0.43             0.23                (0.43)                    --
           1996                      9.50             0.43            (0.11)               (0.42)                    --
           1995                      9.22             0.44             0.28                (0.44)                    --
           1994(4)                  10.00             0.12            (0.77)               (0.13)                    --
Investor Shares
           1997***                  $9.65           $ 0.20           $ 0.22               $(0.20)                $   --
           1997                      9.42             0.41             0.23                (0.41)                    --
           1996                      9.53             0.41            (0.10)               (0.42)                    --
           1995                      9.23             0.44             0.29                (0.43)                    --
           1994(5)                  10.00             0.13            (0.77)               (0.13)                    --
Flex Shares
           1997***                  $9.64           $ 0.18           $ 0.21               $(0.18)                $   --
           1997                      9.41             0.37             0.23                (0.37)                    --
           1996(6)                   9.59             0.37            (0.18)               (0.37)                    --
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1997***                  $9.73           $ 0.21           $ 0.25               $(0.21)                $   --
           1997                      9.56             0.42             0.22                (0.42)                 (0.05)
           1996                      9.63             0.43            (0.05)               (0.43)                 (0.02)
           1995                      9.42             0.42             0.21                (0.42)                    --
           1994 (2)                 10.00             0.14            (0.58)               (0.14)                    --
Investor Shares
           1997***                  $9.74           $ 0.20           $ 0.26               $(0.20)                $   --
           1997                      9.58             0.40             0.21                (0.40)                 (0.05)
           1996                      9.65             0.41            (0.05)               (0.41)                 (0.02)
           1995                      9.44             0.40             0.21                (0.40)                    --
           1994 (5)                 10.00             0.13            (0.56)               (0.13)                    --
Flex Shares
           1997***                  $9.73           $ 0.17           $ 0.25               $(0.17)                $   --
           1997                      9.56             0.35             0.22                (0.35)                 (0.05)
           1996(7)                   9.72             0.36            (0.14)               (0.36)                 (0.02)




                                        NET ASSET                     NET ASSETS          RATIO OF
                                        VALUE END      TOTAL            END OF          EXPENSES TO
                                        OF PERIOD    RETURN (A)      PERIOD (000)    AVERAGE NET ASSETS
                                        ---------    ---------       -----------     ------------------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1997***                       $10.56        4.95%           $72,773              0.65%
           1997                           10.28        7.22%            50,487              0.65%
           1996                           10.06        3.87%            30,790              0.65%
           1995                           10.18        9.26%            10,118              0.65%
           1994(1)                         9.75       (1.19%)**          3,192              0.65%*
Investor Shares
           1997***                       $10.57        4.85%           $ 3,174              0.85%
           1997                           10.29        7.00%             3,226              0.85%
           1996                           10.07        3.76%             4,025              0.85%
           1995                           10.18        9.04%             3,320              0.85%
           1994(2)                         9.75       (1.22%)**          2,280              0.85%*
Flex Shares
           1997***                       $10.58        4.60%           $ 5,873              1.35%
           1997                           10.30        6.48%             3,000              1.35%
           1996(3)                        10.08        3.27%*            2,692              1.35%*
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1997***                       $ 9.85        4.52%           $ 2,071              0.65%
           1997                            9.63        7.16%             1,973              0.65%
           1996                            9.40        3.43%             1,823              0.65%
           1995                            9.50        8.17%             1,664              0.65%
           1994(4)                         9.22       (6.52%)**            594              0.65%*
Investor Shares
           1997***                       $ 9.87        4.40%           $ 1,321              0.85%
           1997                            9.65        6.93%             1,602              0.85%
           1996                            9.42        3.28%             1,523              0.85%
           1995                            9.53        8.24%             1,170              0.85%
           1994(5)                         9.23       (6.39%)**          1,127              0.85%*
Flex Shares
           1997***                       $ 9.85        4.06%           $ 3,261              1.35%
           1997                            9.64        6.42%             2,505              1.35%
           1996(6)                         9.41        1.98%*            2,017              1.34%*
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1997***                       $ 9.98        4.72%           $50,128              0.65%
           1997                            9.73        6.79%            39,732              0.65%
           1996                            9.56        3.89%            22,950              0.65%
           1995                            9.63        6.94%            13,187              0.65%
           1994 (2)                        9.42       (4.43%)**          4,338              0.65%*
Investor Shares
           1997***                       $10.00        4.72%           $ 3,809              0.85%
           1997                            9.74        6.47%             3,511              0.85%
           1996                            9.58        3.69%             3,418              0.85%
           1995                            9.65        6.70%             3,268              0.85%
           1994 (5)                        9.44       (4.29%)**          3,300              0.85%*
Flex Shares
           1997***                       $ 9.98        4.36%           $ 6,057              1.35%
           1997                            9.73        6.06%             4,662              1.35%
           1996(7)                         9.56        2.25%*            4,207              1.35%*


                                                                                     RATIO OF
                                                               RATIO OF            NET INVESTMENT
                                         RATIO OF             EXPENSES TO           INCOME TO
                                      NET INVESTMENT      AVERAGE NET ASSETS     AVERAGE NET ASSETS          PORTFOLIO
                                         INCOME TO        (EXCLUDING WAIVERS    (EXCLUDING WAIVERS           TURNOVER
                                    AVERAGE NET ASSETS    AND REIMBURSEMENTS)   AND REIMBURSEMENTS)            RATE
                                    ------------------    ------------------    -------------------          ---------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1997***                         4.30%                 0.79%                   4.16%                 40.50%
           1997                            4.48%                 0.80%                   4.33%                134.62%
           1996                            4.49%                 0.88%                   4.26%                 62.68%
           1995                            4.63%                 1.13%                   4.15%                105.01%
           1994(1)                         3.86%*                1.12%*                  3.39%*                53.24%
Investor Shares
           1997***                         4.10%                 1.17%                   3.78%                 40.50%
           1997                            4.28%                 1.31%                   3.82%                134.62%
           1996                            4.28%                 1.36%                   3.77%                 62.68%
           1995                            4.36%                 1.50%                   3.71%                105.01%
           1994(2)                         3.67%*                3.20%*                  1.32%*                53.24%
Flex Shares
           1997***                         3.60%                 2.11%                   2.84%                 40.50%
           1997                            3.78%                 2.28%                   2.85%                134.62%
           1996(3)                         3.79%*                2.54%*                  2.60%*                62.68%
TENNESSEE TAX-EXEMPT BOND FUND
Trust Shares
           1997***                         4.32%                 1.48%                   3.49%                 12.16%
           1997                            4.51%                 1.72%                   3.44%                 16.09%
           1996                            4.49%                 1.68%                   3.46%                 41.00%
           1995                            4.90%                 2.65%                   2.90%                 27.73%
           1994(4)                         4.24%*                1.43%*                  3.46%*                13.05%
Investor Shares
           1997***                         4.12%                 1.78%                   3.19%                 12.16%
           1997                            4.31%                 1.76%                   3.40%                 16.09%
           1996                            4.29%                 2.08%                   3.06%                 41.00%
           1995                            4.70%                 2.10%                   3.45%                 27.73%
           1994(5)                         3.74%*                6.60%*                 (2.01%)*               13.05%
Flex Shares
           1997***                         3.63%                 2.53%                   2.45%                 12.16%
           1997                            3.81%                 2.34%                   2.82%                 16.09%
           1996(6)                         3.80%*                2.74%*                  2.40%*                41.00%
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1997***                         4.16%                 0.81%                   4.00%                  4.09%
           1997                            4.31%                 0.81%                   4.15%                 14.81%
           1996                            4.36%                 0.89%                   4.12%                 60.02%
           1995                            4.56%                 0.98%                   4.23%                 24.50%
           1994 (2)                        4.12%*                1.06%*                  3.71%*                25.90%
Investor Shares
           1997***                         3.95%                 1.19%                   3.61%                  4.09%
           1997                            4.10%                 1.33%                   3.62%                 14.81%
           1996                            4.17%                 1.41%                   3.61%                 60.02%
           1995                            4.31%                 1.43%                   3.73%                 24.50%
           1994 (5)                        3.93%*                2.36%*                  2.42%*                25.90%
Flex Shares
           1997***                         3.46%                 2.10%                   2.71%                  4.09%
           1997                            3.60%                 2.07%                   2.88%                 14.81%
           1996(7)                         3.66%*                2.35%*                  2.66%*                60.02%


  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1997. Return is for the period indicated and has not been annualized. All ratios for the period have been annualized.
(1) Commenced operations on January 25, 1994.
(2) Commenced operations on January 18, 1994.
(3) Commenced operations on June 1, 1995.
(4) Commenced operations on January 27, 1994.
(5) Commenced operations on January 19, 1994.
(6) Commenced operations on June 5, 1995.
(7) Commenced operations on June 6, 1995.
(A) Total return figures do not reflect applicable sales loads.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     96 & 97

================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS FROM INCEPTION THROUGH NOVEMBER 30, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS                       (UNAUDITED)




                                                                NET REALIZED AND
                                                      NET       UNREALIZED GAINS
                              NET ASSET VALUE     INVESTMENT        (LOSSES)         DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                            BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAIN
                            -------------------  ------------   ----------------   ---------------------  ---------------------
INVESTMENT GRADE BOND FUND
Trust Shares
           1997***                 $10.16           $ 0.30           $ 0.37               $(0.30)                $   --
           1997                     10.07             0.60             0.09                (0.60)                    --
           1996                     10.26             0.60            (0.19)               (0.60)                    --
           1995                      9.89             0.61             0.37                (0.61)                    --
           1994                     10.45             0.50            (0.36)               (0.50)                 (0.20)
           1993(1)                  10.09             0.45             0.36                (0.45)                    --
Investor Shares
           1997***                 $10.16           $ 0.28           $ 0.36               $(0.28)                $   --
           1997                     10.06             0.56             0.10                (0.56)                    --
           1996                     10.26             0.56            (0.20)               (0.56)                    --
           1995                      9.89             0.57             0.38                (0.58)                    --
           1994                     10.44             0.46            (0.35)               (0.46)                 (0.20)
           1993(2)                  10.00             0.44             0.44                (0.44)                    --
Flex Shares
           1997***                 $10.17           $ 0.26           $ 0.36               $(0.26)                $   --
           1997                     10.07             0.51             0.10                (0.51)                    --
           1996(3)                  10.33             0.52            (0.26)               (0.52)                    --
SHORT-TERM BOND FUND
Trust Shares
           1997***                 $ 9.90           $ 0.28           $ 0.12               $(0.28)                $   --
           1997                      9.86             0.53             0.07                (0.53)                 (0.03)
           1996                      9.98             0.54            (0.10)               (0.54)                 (0.02)
           1995                      9.79             0.53             0.19                (0.53)                    --
           1994                     10.01             0.42            (0.21)               (0.42)                 (0.01)
           1993(4)                  10.00             0.08             0.01                (0.08)                    --
Investor Shares
           1997***                 $ 9.91           $ 0.27           $ 0.13               $(0.27)                $   --
           1997                      9.88             0.51             0.06                (0.51)                 (0.03)
           1996                     10.01             0.52            (0.10)               (0.53)                 (0.02)
           1995                      9.81             0.51             0.19                (0.50)                    --
           1994                     10.03             0.40            (0.21)               (0.40)                 (0.01)
           1993(5)                  10.06             0.06            (0.03)               (0.06)                    --
Flex Shares
           1997***                 $ 9.91           $ 0.25           $ 0.12               $(0.25)                $   --
           1997                      9.88             0.48             0.06                (0.48)                 (0.03)
           1996(6)                  10.02             0.47            (0.12)               (0.47)                 (0.02)






                                NET ASSET                    NET ASSETS          RATIO OF
                                VALUE END      TOTAL           END OF          EXPENSES TO
                                OF PERIOD    RETURN (A)     PERIOD (000)    AVERAGE NET ASSETS
                                ---------    ---------      -----------     ------------------
INVESTMENT GRADE BOND FUND
Trust Shares
           1997***               $10.53        6.69%          $724,144            0.75%
           1997                   10.16        6.99%           633,646            0.75%
           1996                   10.07        4.02%           599,514            0.75%
           1995                   10.26       10.39%           543,308            0.75%
           1994                    9.89        1.17%           460,538            0.75%
           1993(1)                10.45        9.34%*          336,132            0.74%*
Investor Shares
           1997***               $10.52        6.38%          $ 32,463            1.15%
           1997                   10.16        6.66%            33,165            1.15%
           1996                   10.06        3.50%            36,155            1.15%
           1995                   10.26       10.04%            33,772            1.15%
           1994                    9.89        0.86%            35,775            1.14%
           1993(2)                10.44        9.21%*           24,375            1.14%*
Flex Shares
           1997***               $10.53        6.14%          $  8,178            1.64%
           1997                   10.17        6.16%             5,763            1.64%
           1996(3)                10.07        2.50%*            4,621            1.64%*
SHORT-TERM BOND FUND
Trust Shares
           1997***               $10.02        4.05%          $110,081            0.65%
           1997                    9.90        6.30%            89,701            0.65%
           1996                    9.86        4.45%            91,156            0.65%
           1995                    9.98        7.60%            60,952            0.65%
           1994                    9.79        2.02%            34,772            0.65%
           1993(4)                10.01        4.45%*           25,334            0.64%*
Investor Shares
           1997***               $10.04        4.05%          $  1,947            0.85%
           1997                    9.91        5.97%             2,182            0.85%
           1996                    9.88        4.23%             2,700            0.85%
           1995                   10.01        7.44%             2,609            0.85%
           1994                    9.81        1.81%             2,381            0.85%
           1993(5)                10.03        1.65%*              716            0.85%*
Flex Shares
           1997***               $10.03        3.78%          $  1,358            1.20%
           1997                    9.91        5.62%             1,073            1.20%
           1996(6)                 9.88        3.73%*              966            1.20%*



                                                                         RATIO OF
                                                   RATIO OF            NET INVESTMENT
                              RATIO OF            EXPENSES TO            INCOME TO
                           NET INVESTMENT     AVERAGE NET ASSETS     AVERAGE NET ASSETS     PORTFOLIO
                              INCOME TO       (EXCLUDING WAIVERS    (EXCLUDING WAIVERS      TURNOVER
                         AVERAGE NET ASSETS   AND REIMBURSEMENTS)   AND REIMBURSEMENTS)       RATE
                         ------------------   ------------------    -------------------     ---------
INVESTMENT GRADE BOND FUND
Trust Shares
           1997***             5.82%                 0.85%                 5.72%               59.21%
           1997                5.89%                 0.85%                 5.79%              297.82%
           1996                5.81%                 0.87%                 5.69%              184.33%
           1995                6.22%                 0.88%                 6.09%              237.66%
           1994                4.77%                 0.88%                 4.64%              259.19%
           1993(1)             5.14%*                0.87%*                5.01%*             299.32%
Investor Shares
           1997***             5.42%                 1.42%                 5.15%               59.21%
           1997                5.48%                 1.41%                 5.22%              297.82%
           1996                5.40%                 1.44%                 5.11%              184.33%
           1995                5.79%                 1.49%                 5.45%              237.66%
           1994                4.39%                 1.41%                 4.12%              259.19%
           1993(2)             4.75%*                1.46%*                4.43%*             299.32%
Flex Shares
           1997***             4.93%                 2.21%                 4.36%               59.21%
           1997                5.00%                 2.20%                 4.44%              297.82%
           1996(3)             4.84%*                2.49%*                3.99%*             184.33%
SHORT-TERM BOND FUND
Trust Shares
           1997***             5.56%                 0.80%                 5.41%               51.39%
           1997                5.37%                 0.78%                 5.24%              117.83%
           1996                5.39%                 0.81%                 5.23%              162.62%
           1995                5.49%                 0.85%                 5.29%              200.49%
           1994                4.15%                 0.85%                 3.95%               74.85%
           1993(4)             3.88%*                1.11%*                3.41%*              63.89%
Investor Shares
           1997***             5.35%                 1.23%                 4.97%               51.39%
           1997                5.16%                 1.58%                 4.43%              117.83%
           1996                5.20%                 1.72%                 4.33%              162.62%
           1995                5.24%                 1.56%                 4.53%              200.49%
           1994                3.94%                 2.52%                 2.27%               74.85%
           1993(5)             3.85%*                7.22%*               (2.52%)*             63.89%
Flex Shares
           1997***             5.01%                 2.35%                 3.86%               51.39%
           1997                4.82%                 3.02%                 3.00%              117.83%
           1996(6)             4.77%*                4.06%*                1.91%*             162.62%



  * Annualized.
*** For the semi-annual period ended November 30, 1997. Return is for the period indicated
    and has not been annualized. All ratios for the period have been annualized.
(1) Commenced operations on July 16, 1992.
(2) Commenced operations on June 11, 1992.
(3) Commenced operations on June 7, 1995.
(4) Commenced operations on March 15, 1993.
(5) Commenced operations on March 22, 1993.
(6) Commenced operations on June 20, 1995.
(A) Total return figures do not reflect applicable sales loads.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                     98 & 99

================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS FROM INCEPTION THROUGH NOVEMBER 30, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS                       (UNAUDITED)




                                                                 NET REALIZED AND
                                                       NET       UNREALIZED GAINS
                               NET ASSET VALUE     INVESTMENT        (LOSSES)         DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                             BEGINNING OF PERIOD  INCOME (LOSS)   ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                             -------------------  ------------   ----------------   ---------------------  ---------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1997***                 $ 9.88            $ 0.26           $ 0.06               $(0.26)               $   --
           1997                      9.84              0.51             0.04                (0.51)                   --
           1996                      9.93              0.55            (0.09)               (0.55)                   --
           1995                      9.82              0.47             0.11                (0.47)                   --
           1994                      9.98              0.33            (0.11)               (0.33)                (0.05)
           1993(1)                  10.00              0.07            (0.02)               (0.07)                   --
Investor Shares
           1997***                 $ 9.88            $ 0.26           $ 0.06               $(0.26)               $   --
           1997                      9.84              0.50             0.04                (0.50)                   --
           1996                      9.94              0.54            (0.10)               (0.54)                   --
           1995                      9.83              0.46             0.11                (0.46)                   --
           1994                      9.99              0.32            (0.12)               (0.31)                (0.05)
           1993(2)                  10.01              0.06            (0.02)               (0.06)                   --
Flex Shares
           1997***                 $ 9.85            $ 0.24           $ 0.07               $(0.24)               $   --
           1997                      9.82              0.47             0.03                (0.47)                   --
           1996(3)                   9.96              0.48            (0.14)               (0.48)                   --
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1997***                 $10.02            $ 0.29           $ 0.08               $(0.29)               $   --
           1997                      9.99              0.58             0.04                (0.58)                (0.01)
           1996                     10.11              0.62            (0.14)               (0.60)                   --
           1995(4)                  10.00              0.58             0.13                (0.60)                   --
Investor Shares
           1997***                 $10.00            $ 0.28           $ 0.09               $(0.28)               $   --
           1997                      9.97              0.56             0.04                (0.56)                (0.01)
           1996                     10.11              0.60            (0.14)               (0.60)                   --
           1995(5)                   9.98              0.58             0.13                (0.58)                   --
Flex Shares
           1997***                 $10.02            $ 0.26           $ 0.08               $(0.26)               $   --
           1997                      9.99              0.52             0.04                (0.52)                (0.01)
           1996(6)                  10.14              0.55            (0.15)               (0.55)                   --
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1997***                 $10.02            $ 0.31           $ 0.32               $(0.31)               $   --
           1997                      9.91              0.62             0.11                (0.62)                   --
           1996                     10.27              0.62            (0.33)               (0.62)                (0.03)
           1995(7)                   9.98              0.53             0.29                (0.53)                   --
Investor Shares
           1997***                 $10.02            $ 0.29           $ 0.32               $(0.29)               $   --
           1997                      9.90              0.58             0.12                (0.58)                   --
           1996                     10.26              0.59            (0.33)               (0.59)                (0.03)
           1995(8)                  10.00              0.56             0.26                (0.56)                   --
Flex Shares
           1997***                 $10.02            $ 0.27           $ 0.32               $(0.27)               $   --
           1997                      9.91              0.53             0.11                (0.53)                   --
           1996(6)                  10.31              0.52            (0.37)               (0.52)                (0.03)




                                        NET ASSET                 NET ASSETS          RATIO OF
                                        VALUE END      TOTAL        END OF          EXPENSES TO
                                        OF PERIOD    RETURN (A)  PERIOD (000)    AVERAGE NET ASSETS
                                        ---------    ---------   -----------     ------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1997***                       $ 9.94        3.32%       $19,400              0.65%
           1997                            9.88        5.76%        21,988              0.65%
           1996                            9.84        4.73%        10,149              0.65%
           1995                            9.93        6.11%         9,599              0.65%
           1994                            9.82        2.17%        12,723              0.65%
           1993(1)                         9.98        2.22%*       30,336              0.63%*
Investor Shares
           1997***                       $ 9.94        3.24%        $3,488              0.80%
           1997                            9.88        5.59%         3,921              0.80%
           1996                            9.84        4.52%         4,192              0.80%
           1995                            9.94        6.03%         7,144              0.80%
           1994                            9.83        2.01%         4,841              0.78%
           1993(2)                         9.99        1.84%*        2,423              0.80%*
Flex Shares
           1997***                       $ 9.92        3.22%        $1,306              1.05%
           1997                            9.85        5.19%         1,091              1.05%
           1996(3)                         9.82        3.72%*        2,423              1.05%*
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1997***                       $10.10        3.78%      $133,501              0.65%
           1997                           10.02        6.43%       123,903              0.65%
           1996                            9.99        4.84%        73,370              0.65%
           1995(4)                        10.11        7.50%**      41,823              0.65%*
Investor Shares
           1997***                       $10.09        3.75%        $2,353              0.90%
           1997                           10.00        6.17%         2,426              0.90%
           1996                            9.97        4.59%         2,512              0.90%
           1995(5)                        10.11        7.45%**         623              0.90%*
Flex Shares
           1997***                       $10.10        3.47%        $1,601              1.25%
           1997                           10.02        5.80%         1,409              1.25%
           1996(6)                         9.99        4.10%*        1,349              1.25%*
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1997***                       $10.34        6.37%       $26,015              0.75%
           1997                           10.02        7.54%        19,471              0.75%
           1996                            9.91        2.77%        10,277              0.75%
           1995(7)                        10.27        8.64%**       3,291              0.75%*
Investor Shares
           1997***                       $10.34        6.16%        $2,387              1.15%
           1997                           10.02        7.21%         2,243              1.15%
           1996                            9.90        2.47%         2,396              1.15%
           1995(8)                        10.26        8.61%**         589              1.15%*
Flex Shares
           1997***                       $10.34        5.89%        $3,636              1.66%
           1997                           10.02        6.57%         2,801              1.66%
           1996(6)                         9.91        1.42%*        2,826              1.66%*




                                                                                  RATIO OF
                                                          RATIO OF              NET INVESTMENT
                                    RATIO OF             EXPENSES TO          INCOME (LOSS) TO
                                 NET INVESTMENT      AVERAGE NET ASSETS       AVERAGE NET ASSETS        PORTFOLIO
                                    INCOME TO        (EXCLUDING WAIVERS      (EXCLUDING WAIVERS         TURNOVER
                               AVERAGE NET ASSETS    AND REIMBURSEMENTS)     AND REIMBURSEMENTS)          RATE
                               ------------------    ------------------      -------------------        ---------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1997***                    5.31%                 0.91%                   5.05%                 23.20%
           1997                       5.23%                 0.92%                   4.96%                 92.89%
           1996                       5.56%                 1.00%                   5.21%                 94.00%
           1995                       4.91%                 1.08%                   4.48%                 87.98%
           1994                       3.23%                 0.81%                   3.07%                116.57%
           1993(1)                    3.34%*                1.04%*                  2.93%*                36.44%
Investor Shares
           1997***                    5.16%                 1.24%                   4.72%                 23.20%
           1997                       5.05%                 1.35%                   4.50%                 92.89%
           1996                       5.43%                 1.32%                   4.91%                 94.00%
           1995                       4.74%                 1.33%                   4.21%                 87.98%
           1994                       3.11%                 1.41%                   2.48%                116.57%
           1993(2)                    3.16%*                3.42%*                  0.54%*                36.44%
Flex Shares
           1997***                    4.92%                 2.31%                   3.66%                 23.20%
           1997                       4.75%                 2.51%                   3.29%                 92.89%
           1996(3)                    5.03%*                2.97%*                  3.11%*                94.00%
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1997***                    5.82%                 0.76%                   5.71%                 81.28%
           1997                       5.81%                 0.78%                   5.68%                133.45%
           1996                       6.04%                 0.84%                   5.85%                 83.01%
           1995(4)                    6.43%*                0.93%*                  6.15%*                67.63%
Investor Shares
           1997***                    5.57%                 1.24%                   5.23%                 81.28%
           1997                       5.55%                 1.48%                   4.97%                133.45%
           1996                       5.75%                 2.25%                   4.40%                 83.01%
           1995(5)                    6.27%*                7.74%*                 (0.57%)*               67.63%
Flex Shares
           1997***                    5.22%                 2.36%                   4.11%                 81.28%
           1997                       5.20%                 2.66%                   3.79%                133.45%
           1996(6)                    5.38%*                3.59%*                  3.04%*                83.01%
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1997***                    6.09%                 0.93%                   5.91%                  7.63%
           1997                       6.19%                 1.02%                   5.92%                 21.15%
           1996                       6.05%                 1.25%                   5.55%                 83.38%
           1995(7)                    6.67%*                3.33%*                  4.09%*                30.39%
Investor Shares
           1997***                    5.68%                 1.71%                   5.12%                  7.63%
           1997                       5.76%                 1.79%                   5.12%                 21.15%
           1996                       5.68%                 2.50%                   4.33%                 83.38%
           1995(8)                    6.08%*                6.84%*                  0.39%*                30.39%
Flex Shares
           1997***                    5.18%                 2.45%                   4.39%                  7.63%
           1997                       5.26%                 2.42%                   4.50%                 21.15%
           1996(6)                    5.18%*                2.86%*                  3.98%*                83.38%


  * Annualized.
 ** Return is for the period indicated and has not been annualized.
*** For the semi-annual period ended November 30, 1997. Return is for the period indicated
    and has not been annualized. All ratios for the period have been annualized.
(1) Commenced operations on March 15, 1993.
(2) Commenced operations on March 18, 1993.
(3) Commenced operations on June 22, 1995.
(4) Commenced operations on June 7, 1994.
(5) Commenced operations on July 17, 1994.
(6) Commenced operations on June 7, 1995.
(7) Commenced operations on July 31, 1994.
(8) Commenced operations on June 9, 1994.
(A) Total return figures do not reflect applicable sales loads.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    100 & 101

================================================================================
STI CLASSIC FUNDS  FOR THE PERIODS FROM INCEPTION THROUGH NOVEMBER 30, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS                       (UNAUDITED)





                                                                 NET REALIZED AND
                                                       NET       UNREALIZED GAINS
                               NET ASSET VALUE     INVESTMENT        (LOSSES)         DISTRIBUTIONS FROM    DISTRIBUTIONS FROM
                             BEGINNING OF PERIOD     INCOME       ON INVESTMENTS    NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                             -------------------  ------------   ----------------   ---------------------  ---------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1997***                  $1.00           $ 0.03             $--                  $(0.03)                $--
           1997                      1.00             0.05              --                   (0.05)                 --
           1996                      1.00             0.05              --                   (0.05)                 --
           1995                      1.00             0.05              --                   (0.05)                 --
           1994                      1.00             0.03              --                   (0.03)                 --
           1993(1)                   1.00             0.03              --                   (0.03)                 --
Investor Shares
           1997***                  $1.00           $ 0.02             $--                  $(0.02)                $--
           1997                      1.00             0.05              --                   (0.05)                 --
           1996                      1.00             0.05              --                   (0.05)                 --
           1995                      1.00             0.05              --                   (0.05)                 --
           1994                      1.00             0.03              --                   (0.03)                 --
           1993(1)                   1.00             0.03              --                   (0.03)                 --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1997***                  $1.00           $ 0.02             $--                  $(0.02)                $--
           1997                      1.00             0.05              --                   (0.05)                 --
           1996                      1.00             0.05              --                   (0.05)                 --
           1995                      1.00             0.05              --                   (0.05)                 --
           1994                      1.00             0.03              --                   (0.03)                 --
           1993(1)                   1.00             0.03              --                   (0.03)                 --
Investor Shares
           1997***                  $1.00           $ 0.02             $--                  $(0.02)                $--
           1997                      1.00             0.05              --                   (0.05)                 --
           1996                      1.00             0.05              --                   (0.05)                 --
           1995                      1.00             0.04              --                   (0.04)                 --
           1994                      1.00             0.03              --                   (0.03)                 --
           1993(1)                   1.00             0.03              --                   (0.03)                 --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1997***                  $1.00           $ 0.02             $--                  $(0.02)                $--
           1997                      1.00             0.03              --                   (0.03)                 --
           1996                      1.00             0.03              --                   (0.03)                 --
           1995                      1.00             0.03              --                   (0.03)                 --
           1994                      1.00             0.02              --                   (0.02)                 --
           1993(1)                   1.00             0.02              --                   (0.02)                 --
Investor Shares
           1997***                  $1.00           $ 0.02             $--                  $(0.02)                $--
           1997                      1.00             0.03              --                   (0.03)                 --
           1996                      1.00             0.03              --                   (0.03)                 --
           1995                      1.00             0.03              --                   (0.03)                 --
           1994                      1.00             0.02              --                   (0.02)                 --
           1993(1)                   1.00             0.02              --                   (0.02)                 --





                                     NET ASSET                 NET ASSETS         RATIO OF
                                     VALUE END      TOTAL        END OF         EXPENSES TO
                                     OF PERIOD     RETURN     PERIOD (000)   AVERAGE NET ASSETS
                                     ---------    ---------   -----------    ------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1997***                     $1.00         2.57%     $1,569,953           0.58%
           1997                         1.00         5.01%      1,086,555           0.58%
           1996                         1.00         5.25%      1,050,800           0.58%
           1995                         1.00         4.79%        799,189           0.58%
           1994                         1.00         2.88%        583,399           0.58%
           1993(1)                      1.00         2.92%*       410,991           0.58%*
Investor Shares
           1997***                     $1.00         2.49%       $342,940           0.75%
           1997                         1.00         4.84%        283,544           0.75%
           1996                         1.00         5.08%        215,696           0.75%
           1995                         1.00         4.62%        157,616           0.75%
           1994                         1.00         2.71%        129,415           0.75%
           1993(1)                      1.00         2.75%*        61,578           0.75%*
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1997***                     $1.00         2.51%       $329,759           0.61%
           1997                         1.00         4.83%        344,350           0.61%
           1996                         1.00         5.14%        325,493           0.61%
           1995                         1.00         4.67%        434,111           0.61%
           1994                         1.00         2.77%        309,228           0.61%
           1993(1)                      1.00         2.79%*       453,567           0.61%*
Investor Shares
           1997***                     $1.00         2.44%        $52,649           0.75%
           1997                         1.00         4.69%         63,178           0.75%
           1996                         1.00         4.99%         58,608           0.75%
           1995                         1.00         4.51%         46,639           0.75%
           1994                         1.00         2.63%         32,395           0.75%
           1993(1)                      1.00         2.65%*        16,688           0.75%*
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1997***                     $1.00         1.63%       $435,518           0.50%
           1997                         1.00         3.09%        333,006           0.50%
           1996                         1.00         3.28%        273,613           0.50%
           1995                         1.00         3.10%        215,413           0.45%
           1994                         1.00         2.08%        143,982           0.42%
           1993(1)                      1.00         2.12%*        78,416           0.41%*
Investor Shares
           1997***                     $1.00         1.57%       $121,305           0.62%
           1997                         1.00         2.97%        102,013           0.62%
           1996                         1.00         3.16%         95,223           0.62%
           1995                         1.00         3.00%         87,647           0.55%
           1994                         1.00         1.96%         61,675           0.54%
           1993(1)                      1.00         2.00%*        35,209           0.53%*




                                                                                         RATIO OF
                                                                RATIO OF               NET INVESTMENT
                                         RATIO OF              EXPENSES TO               INCOME TO
                                      NET INVESTMENT       AVERAGE NET ASSETS        AVERAGE NET ASSETS        PORTFOLIO
                                         INCOME TO         (EXCLUDING WAIVERS       (EXCLUDING WAIVERS         TURNOVER
                                    AVERAGE NET ASSETS     AND REIMBURSEMENTS)      AND REIMBURSEMENTS)          RATE
                                    ------------------     ------------------       -------------------        ---------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
           1997***                         5.08%                 0.76%                     4.90%                157.33%
           1997                            4.90%                 0.76%                     4.72%                    --
           1996                            5.11%                 0.78%                     4.91%                    --
           1995                            4.77%                 0.79%                     4.56%                    --
           1994                            2.86%                 0.79%                     2.65%                    --
           1993(1)                         2.85%*                0.78%*                    2.65%*                   --
Investor Shares
           1997***                         4.91%                 1.00%                     4.66%                157.33%
           1997                            4.74%                 0.97%                     4.52%                    --
           1996                            4.94%                 1.00%                     4.69%                    --
           1995                            4.55%                 1.01%                     4.29%                    --
           1994                            2.67%                 0.99%                     2.43%                    --
           1993(1)                         2.68%*                1.02%*                    2.41%*                   --
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1997***                         4.95%                 0.77%                     4.79%                 75.15%
           1997                            4.73%                 0.76%                     4.58%                    --
           1996                            5.02%                 0.78%                     4.85%                    --
           1995                            4.64%                 0.80%                     4.45%                    --
           1994                            2.69%                 0.77%                     2.53%                    --
           1993(1)                         2.71%*                0.78%*                    2.54%*                   --
Investor Shares
           1997***                         4.81%                 0.96%                     4.60%                 75.15%
           1997                            4.59%                 0.96%                     4.38%                    --
           1996                            4.88%                 0.99%                     4.64%                    --
           1995                            4.51%                 1.02%                     4.24%                    --
           1994                            2.54%                 0.97%                     2.32%                    --
           1993(1)                         2.57%*                1.11%*                    2.21%*                   --
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
           1997***                         3.23%                 0.65%                     3.08%                110.98%
           1997                            3.04%                 0.66%                     2.88%                    --
           1996                            3.23%                 0.68%                     3.05%                    --
           1995                            3.12%                 0.70%                     2.87%                    --
           1994                            2.05%                 0.71%                     1.76%                    --
           1993(1)                         2.07%*                0.70%*                    1.78%*                   --
Investor Shares
           1997***                         3.11%                 0.82%                     2.91%                110.98%
           1997                            2.92%                 0.83%                     2.71%                    --
           1996                            3.10%                 0.85%                     2.87%                    --
           1995                            3.00%                 0.87%                     2.68%                    --
           1994                            1.93%                 0.88%                     1.59%                    --
           1993(1)                         1.95%*                0.95%*                    1.53%*                   --



  * Annualized.
*** For the semi-annual period ended November 30, 1997. Return is for the period indicated
    and has not been annualized. All ratios for the period have been annualized.
(1) Commenced operations on June 8, 1992.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    102 & 103

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC FUNDS NOVEMBER 30, 1997

1.   Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund, the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash
Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of theFund's investment objectives, policies and strategies. The financial statements of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Money Market Fund are not presented herein, but are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.

     SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Investment securities held by the Non-Dollar Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the Emerging Markets Equity Fund, the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes anddistribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase  discounts  and premiums  during the  respective  holding  period.
     Purchase discounts and premiums on securities held by the Money Market Funds are accreted and amortized ratably to maturity and are included in interest income. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements
104

================================================================================
                                                                       UNAUDITED

     ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE-- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Mid-Cap Equity, the Balanced, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government Securities, the International Equity, and the International Equity Index Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Emerging Markets Equity, the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     Distributions from net investment income of each of the Money Market Funds and the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the Short-Term U.S. Treasury

================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997

     Securities, the Short-Term Bond, the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Tennessee Tax-Exempt Bond, the U.S. Government
     Securities and the Limited-Term Federal Mortgage Securities Funds are declared each business day and paid to shareholders on a monthly basis. Distributions from net investment income are declared and paid each calendar quarter by the Capital Growth, the Value Income Stock, the Sunbelt Equity, the Mid-Cap Equity, the Small Cap Equity and the Balanced Funds. Distributions from net investment income are declared and paid annually by the Emerging Markets Equity, the International Equity and the International Equity Index Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  Administration,  Transfer Agency Servicing and Distribution  Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement

================================================================================
                                                                       UNAUDITED

for the Trust Shares of any Fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco"), the SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga have entered into advisory agreements dated May 29, 1992, June 15, 1993, December 20, 1993 and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:


                                                             MAXIMUM
                                                              FLEX
                                                             SHARE
                                      MAXIMUM                DISTRI-
                   MAXIMUM   TRUST    INVESTOR    INVESTOR   BUTION    FLEX
                   ANNUAL    SHARE     SHARE       SHARE       AND     SHARE
                  ADVISORY  MAXIMUM    DISTRI-    MAXIMUM    SERVICE  MAXIMUM
                     FEE    EXPENSE  BUTION FEE   EXPENSE      FEE    EXPENSE
                  --------  -------  ----------   -------    -------  -------
TRUSCO:
International
 Equity Index
 Fund* ..........   .90%     1.07%      .38%       1.47%      1.00%    2.12%
Sunbelt Equity
 Fund ...........  1.15%     1.17%      .43%       1.62%      1.00%    2.22%
Short-Term Bond
 Fund ...........   .65%      .67%      .23%        .87%      1.00%    1.22%
Short-Term U.S.
 Treasury
 Securities
 Fund ...........   .65%      .67%      .18%        .82%      1.00%    1.07%
U.S. Government
 Securities
 Fund ...........   .74%      .77%      .38%       1.17%      1.00%    1.68%
Prime Quality
 Money Market
 Fund ...........   .65%      .60%      .20%        .77%        --       --
U.S. Government
 Securities
 Money Market
 Fund ...........   .65%      .63%      .17%        .77%        --       --
Tax-Exempt
 Money Market
 Fund ...........   .55%      .62%      .15%        .77%        --       --



                                                             MAXIMUM
                                                              FLEX
                                                             SHARE
                                      MAXIMUM                DISTRI-
                   MAXIMUM   TRUST    INVESTOR    INVESTOR   BUTION    FLEX
                   ANNUAL    SHARE     SHARE       SHARE       AND     SHARE
                  ADVISORY  MAXIMUM    DISTRI-    MAXIMUM    SERVICE  MAXIMUM
                     FEE    EXPENSE  BUTION FEE   EXPENSE      FEE    EXPENSE
                  --------  -------  ----------   -------    -------  -------
STI CAPITAL MANAGEMENT, N.A.:
Value Income
 Stock Fund .....   .80%      .97%      .33%       1.32%      1.00%    2.02%
Mid-Cap Equity
 Fund ...........  1.15%     1.17%      .43%       1.62%      1.00%    2.22%
Capital Growth
 Fund ...........  1.15%     1.17%      .68%       1.82%      1.00%    2.29%
Balanced Fund ...   .95%      .97%      .28%       1.27%      1.00%    2.03%
Small Cap
 Equity Fund ....  1.15%     1.22%       --          --       1.00%    2.27%
Investment
 Grade
 Tax-Exempt
 Bond Fund ......   .74%      .77%      .43%       1.17%      1.00%    1.65%
Florida
 Tax-Exempt
 Bond Fund ......   .65%      .67%      .18%        .87%      1.00%    1.37%
Investment
 Grade Bond
 Fund ...........   .74%      .77%      .43%       1.17%      1.00%    1.66%
Limited-Term
 Federal Mortgage
 Securities
 Fund ...........   .65%      .67%      .23%        .92%      1.00%    1.27%
International
 Equity Fund ....  1.25%     1.48%      .33%       1.83%      1.00%    2.53%
Emerging Markets
 Equity Fund ....  1.30%     1.57%       --          --         --       --

SUNTRUST BANK, ATLANTA:
Georgia
 Tax-Exempt
 Bond Fund ......   .65%      .67%      .18%        .87%      1.00%    1.37%

SUNTRUST BANK, CHATTANOOGA:
Tennessee
 Tax-Exempt
 Bond Fund ......   .65%      .67%      .18%        .87%      1.00%    1.37%
-----------------
*Trusco and STI Capital Management, N.A. serve as joint advisors to the International Equity Index Fund.

NOTES TO FINANCIAL STATEMENTS (concluded)
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997


The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the Funds except the Emerging Markets Equity, the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.


6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended November 30, 1997, were as follows:
                                              PURCHASES      SALES
                                                (000)        (000)
                                             -----------  ----------
Value Income Stock Fund ..................   $  963,218   $  922,314
Mid-Cap Equity Fund ......................       14,155          763
Small Cap Equity Fund ....................      237,819       80,674
Capital Growth Fund ......................    1,418,163    1,326,298
Balanced Fund ............................       92,984       98,146
Emerging Markets Equity Fund .............       23,699       14,452
International Equity Index Fund ..........           12        3,565
International Equity Fund ................      285,499      266,506
Sunbelt Equity Fund ......................       27,758          877
Investment Grade Tax-Exempt Bond Fund ....      338,639      337,405
Florida Tax-Exempt Bond Fund .............       57,409       26,880
Tennessee Tax-Exempt Bond Fund ...........          680          765
Georgia Tax-Exempt Bond Fund .............       13,259        1,947
Investment Grade Bond Fund ...............      179,160      220,730
Short-Term Bond Fund .....................       41,388       21,908
Short-Term U.S. Treasury Securities Fund ..          --           --
Limited-Term Federal Mortgage Securities Fund        --           --
U.S. Government Securities Fund ..........           --           --

The cost of purchases and proceeds from sales of U.S. Government Securities were:

                                                   PURCHASES      SALES
                                                     (000)        (000)
                                                  ----------    --------
Value Income Stock Fund ........................         --           --
Mid-Cap Equity Fund ............................         --           --
Small Cap Equity Fund ..........................         --           --
Capital Growth Fund ............................         --           --
Balanced Fund ..................................   $ 31,455     $ 23,971
Sunbelt Equity .................................         --           --
Investment Grade Tax-Exempt Bond Fund ..........         --           --
Florida Tax-Exempt Bond Fund ...................         --           --
Tennessee Tax-Exempt Bond Fund .................         --           --
Georgia Tax-Exempt Bond Fund ...................         --           --
Investment Grade Bond Fund .....................    294,691      190,232
Short-Term Bond Fund ...........................     21,938       24,311
Short-Term U.S. Treasury Securities Fund .......      5,722        8,914
Limited-Term Federal Mortgage Securities Fund ..    110,629      102,947
U.S. Government Securities Fund ................      8,700        2,097

At November 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 1997, were as follows:

                                   VALUE INCOME  MID-CAP  SMALL CAP  CAPITAL
                                       STOCK     EQUITY    EQUITY    GROWTH
                                        FUND      FUND      FUND      FUND
                                       (000)      (000)    (000)      (000)
                                   ------------  ------    ------    -------
Aggregate gross unrealized
  appreciation ...................   $211,256    $47,281  $28,766   $278,968
Aggregate gross unrealized
  depreciation ...................    (37,723)   (14,379) (10,276)   (30,756)
                                     --------    -------  -------   --------
Net unrealized appreciation ......   $173,533    $32,902  $18,490   $248,212
                                     ========    =======  =======   ========

                             EMERGING    INTERNATIONAL  INTERNATIONAL    SUNBELT
                 BALANCED     MARKETS       EQUITY         EQUITY        EQUITY
                   FUND     EQUITY FUND   INDEX FUND        FUND          FUND
                   (000)       (000)         (000)          (000)         (000)
                 --------   -----------   ------------  -------------    -------
 Aggregate gross
 unrealized
 appreciation .. $20,194     $ 3,268       $14,938        $72,256      $134,165
Aggregate gross
 unrealized
 depreciation ..  (1,655)     (8,570)       (6,767)       (17,922)      (13,369)
                 -------     -------       -------        -------      --------
Net unrealized
 appreciation/
 (depreciation)  $18,539     $(5,302)      $ 8,171        $54,334      $120,796
                 =======     =======       =======        =======      ========

================================================================================
                                                                       UNAUDITED


                                             INVESTMENT
                                               GRADE
                                            TAX-EXEMPT    FLORIDA      TENNESSEE
                                               BOND      TAX-EXEMPT   TAX-EXEMPT
                                               FUND      BOND FUND     BOND FUND
                                               (000)       (000)         (000)
                                             ---------   ---------     ---------
Aggregate gross unrealized appreciation ...   $1,990      $2,360          $250
Aggregate gross unrealized depreciation ...      (22)        (15)           --
                                              ------      ------          ----
Net unrealized appreciation ...............   $1,968      $2,345          $250
                                              ======      ======          ====

                                                          INVESTMENT
                                              GEORGIA       GRADE        SHORT-
                                            TAX-EXEMPT      BOND       TERM BOND
                                               FUND         FUND          FUND
                                               (000)        (000)         (000)
                                            ----------    ----------   ---------
Aggregate gross unrealized appreciation ...   $1,539       $22,400        $655
Aggregate gross unrealized depreciation ...       (2)         (502)        (61)
                                              ------       -------        ----
Net unrealized appreciation ...............   $1,537       $21,898        $594
                                              ======       =======        ====

                                               SHORT-      LIMITED-
                                               TERM         TERM
                                                U.S.       FEDERAL       U.S.
                                             TREASURY     MORTGAGE    GOVERNMENT
                                            SECURITIES   SECURITIES   SECURITIES
                                               FUND         FUND         FUND
                                               (000)        (000)        (000)
                                            ----------   ----------   ----------
Aggregate gross unrealized appreciation ....   $111         $904         $633
Aggregate gross unrealized depreciation ....     (5)        (185)          (3)
                                               ----         ----         ----
Net unrealized appreciation ................   $106         $719         $630
                                               ====         ====         ====


7. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if not rated, are determined by the Advisor to be of comparable quality. The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Tax-Exempt Money Market Fund invests in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Bond Fund, the Short-Term Bond Fund and the Balanced Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the Advisor to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, and the Tennessee Tax-Exempt Bond Fund invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

                                      NOTES

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISORS
                          STI Capital Management, N.A.
                         Trusco Capital Management, Inc.
                        SunTrust Bank, Chattanooga, N.A.
                             SunTrust Bank, Atlanta

                 STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                 a current prospectus for each Fund described.

                                   SEMI-ANNUAL
 ................................................................................
                                FINANCIAL REPORT
 ................................................................................
                                STI CLASSIC FUNDS
 ................................................................................
                            A Family of Mutual Funds
 ................................................................................


             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

                                November 30, 1997

                               STI CLASSIC FUNDS

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997                                   UNAUDITED


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
COMMERCIAL PAPER (45.2%)
FINANCE (29.0%)
   American Express Credit
     5.520%, 12/01/97                  $4,000     $  4,000
   Banc One Funding
     5.620%, 01/29/98                   5,000        4,954
   Barclays US Funding
     5.660%, 02/19/98                   4,000        3,950
   Bat Capital
     5.600%, 12/18/97                     500          499
   First Chicago Financial
     5.670%, 03/30/98                   5,000        4,906
   Ford Motor Credit
     9.375%, 12/15/97                     350          350
     5.600%, 01/08/98                   1,600        1,591
   Ford Motor Credit Europe
     5.690%, 02/10/98                   3,000        2,966
   General Electric Credit Puerto Rico
     5.610%, 02/18/98                   3,000        2,963
   J. C. Penney Funding
     5.680%, 02/20/98                   3,000        2,962
     5.600%, 01/28/98                   5,000        4,958
   John Hancock
     5.700%, 12/01/97                   6,250        6,250
   Metlife Funding
     5.520%, 12/16/97                   4,018        4,009
   Morgan Stanley Dean Witter
     5.600%, 01/22/98                   5,000        4,960
   National Australia Funding
     5.600%, 01/23/98                   4,250        4,215
   National City Credit
     5.600%, 01/15/98                   2,000        1,986
   Oakland-Alameda County,
     California Coliseum
     5.710%, 12/29/97                   6,000        6,000
   Panasonic Finance
     5.550%, 01/06/98                   4,000        3,978
   St. Paul
     5.530%, 12/02/97                     900          900
   Transamerica Finance
     5.700%, 01/23/98                   5,000        4,958
                                                  --------
                                                    71,355
                                                  --------
INDUSTRIAL (10.1%)
   Archer Daniels Midland
     5.520%, 12/04/97                   4,000        3,998
     5.600%, 12/17/97                     970          968
     5.650%, 02/09/98                   3,000        2,967
   Dominion Semiconductor
     5.580%, 12/05/97                   6,000        5,996
   Eaton
     5.530%, 12/02/97                   4,000        3,999
   Rio Tinto American
     5.600%, 01/27/98                   4,000        3,964

-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
   US Borax
     5.600%, 01/20/98                  $2,000    $   1,984
   Walt Disney
     5.530%, 12/17/97                   1,000          998
                                                  --------
                                                    24,874
                                                  --------
UTILITIES (6.1%)
   Edison International
     5.600%, 12/04/97                   2,000        1,999
   GTE Funding
     5.650%, 12/08/97                   2,000        1,998
     5.670%, 12/11/97                   2,000        1,997
     5.870%, 01/23/98                   2,500        2,478
   New England Power
     5.580%, 12/08/97                   1,025        1,024
   South Carolina Fuel
     5.570%, 12/03/97                   5,532        5,530
                                                  --------
                                                    15,026
                                                  --------
Total Commercial Paper
     (Cost $111,255)                               111,255
                                                  --------
CORPORATE OBLIGATIONS (6.8%)
FINANCE (5.3%)
   Aid-Israel, Ser 1-A
     7.750%, 04/01/98                   3,012        3,031
   Ford Motor Credit, MTN
     6.050%, 03/31/98                   2,000        2,602
   Household Finance, MTN
     7.510%, 03/10/98                   1,000        1,005
   International Bank, MTN
     4.700%, 12/18/97                   4,000        3,998
     8.875%, 02/16/98                     300          302
   Norwest Financial
     6.230%, 09/01/98                     150          150
   Paccar Financial, MTN
     5.520%, 03/11/98                   2,000        1,998
                                                  --------
                                                    13,086
                                                  --------
INDUSTRIAL (0.3%)
   BP America
     8.875%, 12/01/97                     200          200
   Dupont
     8.650%, 12/01/97                     600          600
                                                  --------
                                                       800
                                                  --------
UTILITIES (1.2%)
   Baltimore Gas & Electric, MTN
     8.930%, 07/16/98                   1,750        1,781
   Bell Atlantic Financial, MTN
     5.440%, 07/15/98                     250          249
   Carolina Power & Light, MTN
     5.375%, 07/01/98                     250          249
   Virginia Electric & Power
     9.375%, 06/01/98                     150          152

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997                                   UNAUDITED

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
   Virginia Electric & Power, MTN
     6.250%, 08/01/98                 $   500   $      501
                                                  --------
                                                     2,932
                                                  --------
Total Corporate Obligations
     (Cost $16,818)                                 16,818
                                                  --------
CERTIFICATES OF DEPOSIT (9.7%)
   Bankers Trust (A)
     5.750%, 12/09/97                   4,000        4,000
   Credit Suisse First Boston,
     New York (A)
     5.850%, 10/27/98                   5,000        5,000
   Deutsche Bank
     5.570%, 12/22/97                   5,000        5,000
   Societe Generale
     5.680%, 01/29/98                   5,000        5,000
   Swiss Bank
     5.760%, 02/17/98                   2,000        2,000
   Swiss Bank, Callable
     on 01/05/98 @ 100
     5.760%, 10/05/98                   3,000        3,000
                                                  --------
Total Certificates Of Deposit
     (Cost $24,000)                                 24,000
                                                  --------
BANK NOTES (4.9%)
   Comerica Bank (A)
     5.820%, 10/21/98                   4,000        3,999
   FCC National Bank (A)
     5.650%, 05/08/98                   3,000        2,999
   PNC Bank N.A. (A)
     5.600%, 07/01/98                   5,000        4,997
                                                  --------
Total Bank Notes
     (Cost $11,995)                                 11,995
                                                  --------
ASSET-BACKED SECURITIES (3.1%)
   Americredit Auto Receivable Trust,
     Ser 1997-A, Cl A1
     5.515%, 04/06/98                     446          447
   Americredit Auto Receivable Trust,
     Ser 1997-B, Cl A1
     5.790%, 06/12/98                   1,644        1,645
   Americredit Auto Receivable Trust,
     Ser 1997-D, Cl A1
     5.800%, 11/05/98                   2,000        2,000
   Arcadia Auto Receivable Trust,
     Ser 1997-B, Cl A
     5.743%, 06/15/98                     502          503
   Union Acceptance, Ser 1997-D, Cl A1
     6.451%, 11/10/98                   3,000        3,000
                                                  --------
Total Asset-Backed Securities
     (Cost $7,595)                                   7,595
                                                  --------


-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)
   FFCB, MTN
     7.790%, 12/08/97                 $   185   $      185
   FHLB
     6.320%, 12/04/97                     200          200
                                                  --------
Total U.S. Government Obligations
     (Cost $385)                                       385
                                                  --------
REPURCHASE AGREEMENTS (29.7%)
   Deutsche Bank
     5.71%, dated 11/28/97, matures
     12/01/97, repurchase price
     $29,112,140 (collateralized by
     various FHLMC and GNMA
     obligations: total market
     value $29,680,870)                29,098       29,098
   Union Bank of Switzerland
     5.71%, dated 11/28/97, matures
     12/01/97, repurchase price
     $44,140,746 (collateralized by
     various FHLMC and FNMA
     obligations: total market
     value $45,003,527)                44,120       44,120
                                                  --------
Total Repurchase Agreements
     (Cost $73,218)                                 73,218
                                                  --------
Total Investments (99.6%)
   (Cost $245,266)                                 245,266
                                                  --------
Other Assets and Liabilities, Net (0.4%)             1,032
                                                  --------
NET ASSETS:
   Fund shares of the Institutional Shares
     (unlimited authorization -- no par
     value) based on 246,298,403 outstanding
     shares of beneficial interest                 246,298
                                                  --------
Total Net Assets (100.0%)                         $246,298
                                                  ========
 Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Shares                           $ 1.00
                                                  ========

Cl       Class
FFCB     Federal Farm Credit Bank
FHLB     Federal Home Loan Bank
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
GNMA     Government National Mortgage Association
MTN      Medium Term Note
Ser      Series
(A) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC FUNDS  NOVEMBER 30, 1997                                   UNAUDITED

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (40.6%)
   U.S. Treasury Bill
     0.000%, 12/11/97                 $45,000     $ 44,935
   U.S. Treasury Note
     5.625%, 11/30/98                     600          600
                                                  --------
Total U.S. Treasury Obligations
     (Cost $45,535)                                 45,535
                                                  --------
REPURCHASE AGREEMENTS (59.8%)
   Barclay
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $27,295,856 (collateralized by
     US Treasury Bills: market
     value $27,289,250)                27,283       27,283
   Duetsche Bank
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $4,509,204 (collateralized by
     US Treasury Notes: market
     value $4,597,449)                  4,507        4,507
   Greenwich
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $4,508,205 (collateralized by
     US Treasury Bonds: market
     value $4,597,206)                  4,506        4,506
   Merrill Lynch
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $4,505,175 collateralized by
     various US Government STRIPS:
     total market value $4,595,076)     4,503        4,503


-------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
   Morgan Stanley
     5.66%, dated 11/28/97, matures
     2/01/97, repurchase price
     $4,735,479 (collateralized by
     various US Treasury Bonds:
     total market value $4,852,595)  $   4,734  $    4,734
   Swiss Bank
     5.66%, dated 11/28/97, matures
     12/01/97, repurchase price
     $21,627,394 (collateralized by
     various US Treasury Notes:
     total market value $22,069,838)   21,617       21,617
                                                  --------
Total Repurchase Agreements
     (Cost $67,150)                                 67,150
                                                  --------
Total Investments (100.4%)
   (Cost $112,685)                                 112,685
                                                  --------
Other Assets and Liabilities, Net (-0.4%)             (468)
                                                  --------
NET ASSETS:
   Fund shares of the Institutional Shares
     (unlimited authorization -- no par
     value) based on 112,215,955 outstanding
     shares of beneficial interest                 112,216
   Undistributed net investment income                   1
                                                  --------
Total Net Assets (100.0%)                         $112,217
                                                  ========
 Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Shares                           $ 1.00
                                                  ========

STRIPS   Separately Traded Registered Interest and Principal Security

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1997               UNAUDITED


                                                                                    CLASSIC            CLASSIC
                                                                                 INSTITUTIONAL      INSTITUTIONAL
                                                                                CASH MANAGEMENT     U.S. TREASURY
                                                                                 MONEY MARKET     SECURITIES MONEY
                                                                                     FUND            MARKET FUND
                                                                                ---------------   ----------------
                                                                                   06/01/97-          06/01/97-
                                                                                   11/30/97           11/30/97
                                                                                ---------------   ----------------
Income:
   Interest Income ...........................................................        $8,460            $2,135

Expenses:
   Investment Advisory Fees ..................................................           300                77
   Investment Advisory Fees Waived ...........................................          (294)              (77)
   Contribution from Advisor .................................................            --               (16)
   Administrator Fees ........................................................            95                25
   Registration Fees .........................................................            12                 5
   Transfer Agent Fees .......................................................            21                13
   Printing Fees .............................................................            17                 9
   Custody Fees ..............................................................            14                 3
   Professional Fees .........................................................             5                 3
   Trustee Fees ..............................................................             2                --
   Rating Fees ...............................................................            --                10
   Amortization of Deferred Organizational Costs .............................             9                 9
                                                                                      ------            ------
     Total Expenses ..........................................................           181                61
                                                                                      ------            ------
   Net Investment Income .....................................................         8,279             2,074
                                                                                      ------            ------

Expenses:
   Net Realized Gain on Securities Sold ......................................            --                 1
                                                                                      ------            ------
   Total Net Realized Gain on Investments ....................................            --                 1
                                                                                      ------            ------
Increase in Net Assets Resulting from Operations .............................        $8,279            $2,075
                                                                                      ======            ======

*Commencement of Operations
Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 1997               UNAUDITED


                                                                                       CLASSIC                CLASSIC
                                                                                    INSTITUTIONAL          INSTITUTIONAL
                                                                                   CASH MANAGEMENT         U.S. TREASURY
                                                                                    MONEY MARKET         SECURITIES MONEY
                                                                                        FUND                MARKET FUND
                                                                                ---------------------   --------------------
                                                                                06/01/97-  12/12/96*-   06/01/97- 12/12/96*-
                                                                                11/30/97    05/31/97    11/30/97   05/31/97
                                                                                ---------  ----------   --------- ----------
Operations:
  Net Investment Income .....................................................    $  8,279  $   2,755   $  2,074  $    483
  Net Realized Gain (Loss) on Investments ...................................          --         --          1        (1)
                                                                                 --------   --------   --------  --------
    Increase in Net Assets Resulting from Operations ........................       8,279      2,755      2,075       482
                                                                                 --------   --------   --------  --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ............................................................      (8,279)    (2,755)    (2,073)     (483)
                                                                                 --------   --------   --------  --------
     Total Distributions ....................................................      (8,279)    (2,755)    (2,073)     (483)
                                                                                 --------   --------   --------  --------
Share Transactions:
  Trust Shares:
    Proceeds from Shares Issued .............................................     795,424    578,520    337,232   143,133
    Reinvestments of Cash Distributions .....................................       3,673         --      1,527        --
    Cost of Shares Redeemed .................................................    (948,472)  (182,847)  (246,782) (122,894)
                                                                                 --------   --------   --------  --------
      Increase (Decrease) in Net Assets from Share Transactions .............    (149,375)   395,673     91,977    20,239
                                                                                 --------   --------   --------  --------
       Total Increase (Decrease) in Net Assets ..............................    (149,375)   395,673     91,979    20,238
                                                                                 --------   --------   --------  --------
Net Assets:
  Beginning of Period .......................................................     395,673         --     20,238        --
                                                                                 --------   --------   --------  --------
  End of Period .............................................................    $246,298   $395,673   $112,217  $ 20,238
                                                                                 ========   ========   ========  ========
Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ...........................................................     795,424    578,520    337,232   143,133
    Shares Issued in Lieu of Cash Distributions .............................       3,673         --      1,527        --
    Shares Redeemed .........................................................    (948,472)  (182,847)  (246,782) (122,894)
                                                                                 --------   --------   --------  --------
  Net Share Transactions ....................................................    (149,375)   395,673     91,977    20,239
                                                                                 ========   ========   ========  ========

*Commencement of Operations.
Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH NOVEMBER 30, 1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                          NET REALIZED
                                                            NET               GAINS
                                  NET ASSET VALUE       INVESTMENT         OR (LOSSES)      DISTRIBUTIONS FROM
                                BEGINNING OF PERIOD       INCOME         ON INVESTMENTS    NET INVESTMENT INCOME
                                -------------------     ----------       --------------    ---------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           1997**                       $ 1.00               $ 0.03           $  --                  $(0.03)
           1997*                          1.00                 0.02              --                   (0.02)

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1997**                       $ 1.00               $ 0.03           $  --                  $(0.03)
           1997*                          1.00                 0.02              --                   (0.02)



                                                           NET ASSET                    NET ASSETS        RATIO OF
                                  DISTRIBUTIONS FROM       VALUE END       TOTAL          END OF         EXPENSES TO
                                REALIZED CAPITAL GAINS     OF PERIOD    RETURN (A)     PERIOD (000)  AVERAGE NET ASSETS
                                ----------------------     ---------    ----------     ------------  ------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           1997**                        $ --                 $ 1.00       2.79%        $  246,298          0.12%
           1997*                           --                   1.00       2.51            395,673          0.06

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1997**                        $ --                 $ 1.00       2.73%        $  112,217          0.16%
           1997*                           --                   1.00       2.46             20,238          0.09


                                                                                            RATIO OF
                                                                  RATIO OF              NET INVESTMENT
                                          RATIO OF               EXPENSES TO               INCOME TO
                                       NET INVESTMENT        AVERAGE NET ASSETS       AVERAGE NET ASSETS
                                          INCOME TO          (EXCLUDING WAIVERS       (EXCLUDING WAIVERS
                                     AVERAGE NET ASSETS      AND REIMBURSEMENTS)      AND REIMBURSEMENTS)
                                     ------------------      -------------------      -------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
           1997**                           5.53%                   0.32%                    5.33%
           1997*                            5.49                    0.52                     5.03

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1997**                           5.36%                   0.40%                    5.12%
           1997*                            5.27                    0.51                     4.85

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      6 & 7

NOTES TO FINANCIAL STATEMENTS
================================================================================

STI CLASSIC FUNDS  NOVEMBER 30, 1997

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-three portfolios: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Capital Growth Fund, the Balanced Fund, the Emerging Markets Equity Fund, the International Equity Index Fund, the International Equity Fund the Sunbelt Equity Fund, the Investment Grade Tax-Exempt Bond Fund, the Florida Tax-Exempt Bond Fund, the Tennessee Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Investment Grade Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund, (collectively the "Non-Dollar Funds"), the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The financial statements of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Treasury Securities Fund (collectively the "Funds") are included herein. The financial statements of the remaining Funds are presented separately.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.



     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Organization Costs and Transactions with Affiliates:

The Trust incurred organization costs of approximately $808,836 including approximately $395,594 relating to state registration fees. These costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations with the exception of state registration fees, which are being amortized over a period of twelve months. The costs include legal fees of approximately $60,383 for organizational work performed by a law firm of which two officers of the Trust are partners. On March 18, 1992, the Trust sold initial shares of beneficial interest to SEI Fund Resources (the "Administrator"). In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

================================================================================
                                                                       UNAUDITED

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Annuity Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management ("Trusco") have entered into an advisory agreement dated July 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:


                          MAXIMUM          INSTITUTIONAL
                          ANNUAL               SHARE
                         ADVISORY             MAXIMUM
                            FEE               EXPENSE
                        ------------        ------------
TRUSCO:
Classic Institutional
   Cash Management
   Money Market Fund       .20%                 .22%
Classic Institutional
   U.S. Treasury
   Money Market Fund       .20%                 .22%

The Investment Advisor and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodians are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated determined by the Advisor to be of comparable quality. The Classic U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.

                               INVESTMENT ADVISORS
                          STI Capital Management, N.A.
                         Trusco Capital Management, Inc.
                        SunTrust Bank, Chattanooga, N.A.
                             SunTrust Bank, Atlanta

                   STI Classic Funds are not deposits, are not
                 insured or guaranteed by the FDIC or any other
                 government agency, and are not endorsed by and
                    do not constitute obligations of SunTrust
                   Banks, Inc. or any other of its affiliates.
                     Investment in the Funds involves risk,
                 including the possible loss of principal. There
                 is no guarantee that any STI Classic Fund will
                    achieve its investment objective. The STI
                   Classic Funds are advised by affiliates of
                              SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                      This information must be preceded or
                     accompanied by a current prospectus for
                              each Fund described.